The Commerce Funds

OCTOBER 31, 2001

Annual Report

commerce funds

Building on Your Values

The value of a shared perspective

At The Commerce Funds, we have a simple, straightforward mission: to build relationships that have lasting value to our clients.

We achieve our mission by keeping our focus squarely on what matters most: the financial success and well-being of the customers we serve. At The Commerce Funds, looking at the world through our customers' eyes has helped us to create a family of mutual funds designed to assist you in meeting the financial challenges that lie ahead.

The power of professional commitment

Behind each of The Commerce Funds is a consistent, long-term investment philosophy and a commitment to the highest investment standards. Our success in helping investors like you reach their financial goals has proven the wisdom of this careful, disciplined approach to investing.

Your relationship with The Commerce Funds is built on a foundation of shared values and many years of investment experience. Working from this solid foundation, we're equipped to help our customers meet the challenge of investing for a lifetime.

Strength, insight, and service: good reasons to invest with The Commerce Funds.

The Commerce Funds

RISK

POTENTIAL RETURN

- International Equity
- MidCap Growth
- Growth
- Value
- Core Equity
- Balanced
- Kansas Tax-Free Intermediate Bond
- Missouri Tax-Free Intermediate Bond
- National Tax-Free Intermediate Bond
- Bond
- Short-Term Government

In general, greater returns are associated with greater risks.

COMMERCE FUNDS

Annual Shareholder Letter

October, 2001

Dear Shareholder:

We are pleased to provide you with the Annual Report on The Commerce Funds. In this report, you will find performance and financial information on the eleven Commerce Funds. The portfolio management team of each Fund also provides a review of the factors that have affected performance in the past year. To help you put that information in context, we offer the following economic and financial market update.

Economic and Market Update

The fiscal year ending October 2001 turned out to be one of the most difficult periods for investors in many years. Where and how one was invested over this period was more critical than most to returns. Unfortunately for our equity shareholders, the fiscal year coincided with the bulk of the equity market decline beginning in March 2000, which resulted in the worst “bear market” since 1973-1974. Positioning within the equity market did make an important difference, however. International equity markets fared no better than those in the United States. On the other hand, bonds provided strongly positive returns over the course of the fiscal year.

The reason for these results are manifold but relate directly to a significant slowing in economic growth beginning in the third calendar quarter of 2000 and culminating with a recession in the second half of 2001, following the events of September 11. As is normal, this condition resulted in a decline in corporate profits. However, the decline was more severe than expected and came against the backdrop of a highly valued equity market, thus subjecting the market to a sharper-than-expected decline.

Declines in equity values have been striking. The S&P 500 Index fell almost 25% over the fiscal year, while the technology laden NASDAQ dropped almost twice as much. In general, value fared better than growth, and smaller capitalization fared better than large capitalization. For example, the Russell 1000 Growth Index returned -39.9% while the Russell 1000 Value Index returned -11.1%. On a relative basis, our equity funds’ performance was mixed for the year.

There was no hiding in the international markets over the course of the year either. The EAFE (Europe, Australasia, and Far East) Index declined in line with the U.S. markets, down 24.6%. As with the U.S., slowing economic growth and the threat of a recession accounted for this result. Economic weakness in the U.S. had a delayed effect on many of the world’s other major economies, and especially those developing economies dependent on the U.S. export market. The dollar was essentially a neutral factor over the course of the year.

 COMMERCE FUNDS

Over the course of the fiscal year, with economic growth slowing, the Federal Reserve reducing the Federal Funds rate a substantial 4%, and with the prospect for further near-term Federal Reserve accommodations, interest rates declined across all maturities. This resulted in strongly positive returns of 14.5% for the broad bond market index. The decline was most pronounced in the short maturities, however. In addition, until September 11, corporate bonds and other types of “spread” paper were providing better returns than U.S. Treasury securities. After September 11, investors sought the safety of government debt. The Commerce fixed income funds all provided strong results for the fiscal year.

In our semi-annual letter we projected that the United States would skirt a recession. It is our view that the economy likely had “bottomed” in the second calendar quarter and was beginning to recover in the third, until September 11. That event changed the economic and financial outlook in several important ways.

First, coming against an economy already in a weakened state, the “shock” of the event pushed the economy into a recession (as defined by two consecutive negative quarters of GDP growth). The current experience is very similar to the 1990-1991 period when Iraq invaded Kuwait, thus contributing to the onset of a recession.

Second, the September 11th tragedy raised the so-called “risk premium” for investors—i.e., a lower price for more “risky” assets. In turn, this resulted in a sharp and immediate sell-off in the stock markets and a widening of the interest rate “spread” between government securities and other non-government securities. How long this persists will depend, in large measure, on the real and perceived policy responses—economic, political, and military. In the short time since September 11, we believe these responses have been strong and appropriate, but only time and a positive outcome will allow investors to rebuild their confidence.

Third, the repercussions from this event should have profound long-term implications for the United States and for the process of globalization. While initially this event may appear to be a blow to U.S. power and prestige and to the continuation of global economic integration, the ultimate outcome may well be just the opposite. Recognizing the new threat to world stability and prosperity, the world may come to accept the United States’ role as guarantor of peace and security. This would, in turn, draw the world community closer together, allowing the process of economic integration to move forward to benefit those now denied access to the fruits of the democratic, capitalist, economic miracle. In this respect, such an outcome would be the next logical step in the evolution of the postwar WW II geopolitical structure with positive implications for the financial markets.

Following a modest recession, we now expect an economic recovery to begin in the first part of 2002. With interest rates, tax rates, and energy prices all lower, the fundamental causes of the current downturn are in the process of reversing. The recovery in the U.S. equity market following September would be consistent with such an outcome. This implies the Federal Reserve is close to being finished with the current policy of monetary “easing,” but we do

COMMERCE FUNDS

not expect it to abandon an “accommodative” position until well into 2002. Over the course of the fiscal year, interest rates will likely begin to increase gradually. With current yields near record lows, bond returns should be more modest in the upcoming year. Thus, the probabilities favor a year in which stocks once again outperform bonds.

As always, we appreciate your investment and we look forward to being a part of your investment future for years to come.

Sincerely,

J. J. Landers Carnal, CFA Chief Investment Officer Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.)	John M. Bartlett, CFA Director of Economics and Market Strategy Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.)

November 20, 2001

 COMMERCE CORE EQUITY FUND

Core Equity Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce Core Equity Fund (the “Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of
-18.13%*, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions for part of the period). The Service Shares had a cumulative total return, without sales charge, of -18.25%* for the same time period, based on NAV (assumes fee waivers and expense reductions for part of the period). This compares to the Lipper Large Cap Core Index 12 month cumulative return of -25.32% and the S&P 500 Index with Income 12-month cumulative return -24.90%. Past performance is no guarantee of future results.

Portfolio Highlights

■	Past reviews might have cited the booming technology sector as both the growth engine of the global economic expansion and the leading force behind rising stock prices. Over the past year we saw the technology engine thrust into reverse, changing economic growth to economic stagnation and then contraction, driving stock prices to multi-year lows.

■	As the economy slowed, expectations for corporate earnings growth were tempered. By fiscal year end, as the economy entered a recession, earnings expectations for corporate America had turned negative. Technology companies saw the most dramatic earnings declines and consequently technology stocks suffered the most dramatic price declines. In general, those companies whose earnings were less sensitive to the economy fared the best.

■	The Fund took steps to limit its losses during this difficult year and consequently managed to perform better than the S&P 500 Index as well as its Lipper peer group. We reduced the Fund’s technology holdings throughout the year and added stocks whose earnings were less affected by the economic slowdown. In particular, we made significant additions to the finance sector, making it the Fund’s largest exposure by fiscal year-end. Mortgage companies Fannie Mae and Washington Mutual, both new holdings, benefited from lower interest rates and a strong housing sector. Bank of America, purchased during the year, performed strongly and is now the Fund’s largest holding. ^ The Fund also benefited from stock selection in the utility sector, where our stocks’ price and earnings valuations held up well.

COMMERCE CORE EQUITY FUND

■	As we look to the future we are optimistic regarding the economy as well as the stock market. Very aggressive interest rate cuts by the Federal Reserve combined with a strong increase in government spending should lead to a recovery for the economy by the middle of next year. Corporate cost cutting in conjunction with a growing economy should lead to a strong growth in profits. The stock market tends to anticipate these turnarounds and should begin to strengthen before we can see visible signs of recovery. In anticipation of this, we have recently started adding back to our technology holdings.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

Core Equity Fund Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.) November 20, 2001

*	This Fund was organized in December 2000 and does not yet have a long-term performance record as a mutual fund. The returns for periods before the inception date (12/26/00) represent the performance of the Personal Stock Fund, the predecessor common trust fund that, in all material respects, had the same investment objective, policies, guidelines, and investment limitations as the Fund. The Personal Stock Fund’s total return calculations have been restated to include the estimated expenses of each share class but do not include waived fees or expenses. Total return calculations since the inception of Core Equity Fund include fee waivers. For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of -22.35%*, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions for part of the period) and the inclusion of previous return information of the Personal Stock Fund prior to December 26, 2000. The Service Shares had a cumulative total return, without sales charge, of -22.51%* for the same time period, based on NAV (assumes fee waivers and expense reductions for part of the period) and the inclusion of pervious return information of the Personal Stock Fund prior to December 26, 2000.

^	The Fund may cease investing in these securities at any time.

 COMMERCE CORE EQUITY FUND

Performance Summary
October 31, 2001

The following graph shows the value, as of October 31, 2001, of a $10,000 investment made on December 26, 2000 (commencement of operations) in the Institutional Shares. For comparative purposes, the performance of the Fund’s benchmark (the Standard & Poor’s 500 Index(b) with dividends reinvested (“S&P 500 Index”)) is shown. The Fund’s performance versus the Lipper Large Cap Core Funds
Index(c) with dividends reinvested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and sales loads.

Core Equity Fund(a) Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested December 26, 2000 to October 31, 2001.

Cumulative Total Return through October 31, 2001	Since Inception(d)

Institutional Shares (commenced December 26, 2000)	-18.13%

Service Shares (commenced December 26, 2000)
Excluding sales charges	-18.25%
Including sales charges (maximum sales charge 3.50%)	-21.10%

(a)	Commencement date of operations was December 26, 2000, for all share classes.
(b)	The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies. The Index figures do not reflect any fees or expenses.
(c)	The Lipper Large Cap Core Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The Index figures do not reflect any fees or expenses.
(d)	Not annualized.

COMMERCE CORE EQUITY FUND

Statement of Investments
October 31, 2001

Shares	Description	Value
Common Stocks – 98.4%

Commercial Services – 2.8%
109,700	Omnicom Group, Inc.	$8,422,766

Communications – 3.0%
123,600	Verizon Communications, Inc.	6,156,516
205,600	WorldCom, Inc.-WorldCom Group	2,765,320

		8,921,836

Consumer Durables – 2.8%
69,100	Ethan Allen Interiors, Inc.	2,211,891
69,750	General Motors Corp.	2,882,070
140,300	Leggett & Platt, Inc.	3,040,301

		8,134,262

Consumer Non-Durables – 1.0%
110,800	Jones Apparel Group, Inc.*	3,058,080

Consumer Services – 0.3%
24,600	AOL Time Warner, Inc.*	767,766

Distribution Services – 5.5%
187,550	Cardinal Health, Inc.	12,586,481
153,000	SYSCO Corp.	3,688,830

		16,275,311

Electronic Technology – 9.3%
24,600	Broadcom Corp.*	846,486
191,250	Cisco Systems, Inc.*	3,235,950
79,675	Comverse Technology, Inc.*	1,498,687
93,100	Corning, Inc.	750,386
152,350	EMC Corp.*	1,876,952
156,800	Intel Corp.	3,829,056
68,400	International Business Machines Corp.	7,391,988
134,000	Microchip Technology, Inc.*	4,183,480
58,000	SCI Systems, Inc.*	1,177,980
75,200	Solectron Corp.*	924,960
53,450	The Boeing Co.	1,742,470

		27,458,395

Energy Minerals – 7.9%
157,400	Apache Corp.	8,121,840
194,500	Exxon Mobil Corp.	7,673,025
150,450	Royal Dutch Petroleum Co.	7,599,230

		23,394,095

Finance – 25.8%
94,550	American International Group, Inc.	7,431,630
277,600	Bank of America Corp.	16,375,624
65,310	Charter One Financial, Inc.	1,779,697
149,950	Citigroup, Inc.	6,825,724
132,600	Federal National Mortgage Association	10,735,296
23,400	Fifth Third Bancorp	1,320,228
81,100	Freddie Mac	5,500,202
31,900	Golden West Financial Corp.	1,550,340
75,700	Lincoln National Corp.	3,205,895
27,550	Merrill Lynch & Co., Inc.	1,204,211
78,400	Morgan Stanley Dean Witter & Co.	3,835,328
50,150	Northern Trust Corp.	2,532,073
132,100	SunTrust Banks, Inc.	7,907,506
37,900	The St. Paul Cos., Inc.	1,739,610
147,100	Washington Mutual, Inc.	4,440,949

		76,384,313

Health Services – 4.0%
84,050	Aetna, Inc.*	2,323,142
24,700	CIGNA Corp.	1,800,630
300,000	Lincare Holdings, Inc.*	7,710,000

		11,833,772

Health Technology – 9.0%
103,900	Amgen, Inc.*	5,903,598
149,300	Johnson & Johnson	8,645,963
30,350	Medtronic, Inc.	1,223,105
50,300	Merck & Co., Inc.	3,209,643
181,300	Pfizer, Inc.	7,596,470

		26,578,779

Producer Manufacturing – 8.0%
145,300	Danaher Corp.	8,099,022
394,850	General Electric Co.	14,376,488
52,800	Herman Miller, Inc.	1,116,720

		23,592,230

Retail Trade – 4.9%
60,700	CVS Corp.	1,450,730
16,500	eBay, Inc.*	865,920
253,250	Target Corp.	7,888,738
83,850	Wal-Mart Stores, Inc.	4,309,890

		14,515,278

Technology Services – 5.6%
101,300	Automatic Data Processing, Inc.	5,233,158
88,600	Computer Associates International, Inc.	2,739,512
92,375	Microsoft Corp.*	5,371,606
136,800	Oracle Corp.*	1,855,008
15,600	VeriSign, Inc.*	603,876
24,700	VERITAS Software Corp.*	700,986

		16,504,146

Transportation – 0.7%
131,750	Southwest Airlines Co.	2,094,825

The accompanying notes are an integral part of these financial statements.       7

 COMMERCE CORE EQUITY FUND

Statement of Investments (continued)
October 31, 2001

Shares	Description	Value
Common Stocks – (continued)

Utilities – 7.8%
27,200	Allegheny Energy, Inc.	$994,160
214,000	Duke Energy Corp.	8,219,740
53,700	Entergy Corp.	2,086,245
50,000	FirstEnergy Corp.	1,723,000
34,100	FPL Group, Inc.	1,810,710
177,250	TXU Corp.	8,125,140

		22,958,995

TOTAL COMMON STOCKS
(Cost $273,830,336)		$290,894,849

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 1.6%

State Street Bank & Trust Co.^
$4,691,000	2.40%	11/01/2001	$4,691,000

TOTAL REPURCHASE AGREEMENT
(Cost $4,691,000)			$4,691,000

TOTAL INVESTMENTS
(Cost $278,521,336)			$295,585,849

* Non-income producing security.
^ Repurchase agreement was entered into on October 31, 2001 and the maturity value is $4,691,313.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

8      The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Growth Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce Growth Fund (the “Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of
-33.85%, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions). The Service Shares had a cumulative total return, without sales charge, of -34.00% for the same period based on NAV (assumes fee waivers and expense reductions). This compares to the Lipper Large Cap Growth Index 12-month cumulative return of -40.26% and the Russell 1000 Growth Index 12-month cumulative return of
-39.95%. Past performance is no guarantee of future results.

Portfolio Highlights

■	Growth stocks have experienced a disappointing 12 months. When one mentions growth stocks, investors quickly think of technology stocks, which had done so well over the last five years until recently. A year ago, technology stocks represented 55% of the Growth Fund’s benchmark, the Russell 1000 Growth Index. Over the past year, the total return for technology stocks in the Index plunged 57%. Investors began to unload technology stocks, realizing valuations were too high on earnings that were evaporating. We underweighted technology by 5-8% over most of the year, helping the Fund outperform the Russell 1000 Growth Index. At fiscal year end, however, the Fund was only about 2% underweight in technology as we began building up positions in high quality industry leaders.

■	As we decreased the Fund’s technology exposure, we built up the sector weightings in the economically less-sensitive health care to buffer the downside risk. The Fund’s health care exposure moved from 15% early in the period to 25% at fiscal year end. Stocks like Johnson & Johnson, up 27% for the period, and Pfizer, almost flat, were heavyweights in the Fund and were performance standouts in a weak market*. Specifically, for the 52 weeks in the reporting period, the health care stocks in the Fund were down only 10%, compared to down 16.4% for the Russell 1000 Growth healthcare sector and down 40% for the entire Index.

■	Stock selection in the retail sector also helped the Fund’s relative performance. Names like WalMart, up 14%, and Lowe’s, up 49%, were strong performers*. Retailing stocks, which are normally economically sensitive, already experienced their own bear market in 2000. For the fiscal year, the Fund’s retail stocks were up 15%, while the Russell 1000 Growth Index retail stocks were down almost 8%.

■	There is no doubt that the tragic events of September 11th quickly changed the outlook for the economy and growth stocks. However, it is important to remember that the economy

*	The Fund may cease investing in these securities at any time.

 COMMERCE GROWTH FUND

and markets were already 18 months mature in a correction by the time the events of September 11th occurred. The market will continue to be a discounting mechanism and will look out 6 to 12 months in the future. What investors are seeing now is stronger economic news, visibility to growth company earnings, and a market full of stocks that are significantly off their highs. Foreshadowing the turn, the Fund has positioned itself with what we believe are the strongest companies, the industry leaders. These leading companies should benefit most from the forecasted turn in the economy.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

Growth Fund Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.) November 20, 2001

COMMERCE GROWTH FUND

Performance Summary
October 31, 2001

The following graph shows the value, as of October 31, 2001, of a $10,000 investment made on December 12, 1994 (commencement of operations) in the Institutional Shares. For comparative purposes, the performance of the Fund’s benchmark (the Russell 1000 Growth Index(a) with dividends reinvested) is shown. The Fund’s performance versus the Lipper Large Cap Growth Funds Index(b) with dividends reinvested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and sales loads.

Growth Fund Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 2001.

Average Annual Total Return through October 31, 2001	Since Inception	Five Years	One Year

Institutional Shares (commenced December 12, 1994)	12.01%	5.09%	-33.85%

Service Shares (commenced January 2, 1997)
Excluding sales charges	4.09%	n/a	-34.00%
Including sales charges (maximum sales charge 3.50%)	3.33%	n/a	-36.31%

(a)	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees or expenses.
(b)	The Lipper Large Cap Growth Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The Index figures do not reflect any fees or expenses.

 COMMERCE GROWTH FUND

Statement of Investments
October 31, 2001

Shares	Description	Value
Common Stocks – 99.0%

Commercial Services – 4.1%
63,800	Omnicom Group, Inc.	$4,898,564
138,700	Paychex, Inc.	4,446,722

		9,345,286

Communications – 0.5%
30,700	SBC Communications, Inc.	1,169,977

Consumer Non-Durables – 3.9%
120,300	Anheuser-Busch Cos., Inc.	5,011,698
40,400	Coca-Cola Co.	1,934,352
24,700	The Procter & Gamble Co.	1,822,366

		8,768,416

Consumer Services – 1.6%
115,500	AOL Time Warner, Inc.*	3,604,755

Distribution Services – 2.7%
92,900	Cardinal Health, Inc.	6,234,519

Electronic Technology – 18.1%
71,200	Cisco Systems, Inc.*	1,204,704
138,000	Comverse Technology, Inc.*	2,595,780
55,600	EMC Corp.*	684,992
198,000	Intel Corp.	4,835,160
98,000	International Business Machines Corp.	10,590,860
115,000	Jabil Circuit, Inc.*	2,438,000
115,500	Linear Technology Corp.	4,481,400
146,700	Microchip Technology, Inc.*	4,579,974
77,100	NVIDIA Corp.*	3,304,506
82,100	Scientific-Atlanta, Inc.	1,713,427
171,100	Texas Instruments, Inc.	4,789,089

		41,217,892

Energy Minerals – 4.1%
178,700	Apache Corp.	9,220,920

Finance – 8.6%
86,750	American International Group, Inc.	6,818,550
67,000	Freddie Mac	4,543,940
94,000	Morgan Stanley Dean Witter & Co. 4,598,480
88,000	Wells Fargo & Co.	3,476,000

		19,436,970

Health Services – 0.7%
25,200	Quest Diagnostics, Inc.*	1,647,576

Health Technology – 23.2%
129,400	Amgen, Inc.*	7,352,508
80,800	Baxter International, Inc.	3,908,296
71,000	Eli Lilly & Co.	5,431,500
46,300	Genentech, Inc.*	2,419,175
143,600	Johnson & Johnson	8,315,876
156,700	Medtronic, Inc.	6,315,010
76,800	Merck & Co., Inc.	4,900,608
338,700	Pfizer, Inc.	14,191,530

		52,834,503

Industrial Services – 3.0%
70,000	Calpine Corp.*	1,732,500
91,300	Noble Drilling Corp.*	2,789,215
72,500	Transocean Sedco Forex, Inc.	2,185,875

		6,707,590

Producer Manufacturing – 7.4%
45,900	Danaher Corp.	2,558,466
394,800	General Electric Co.	14,374,668

		16,933,134

Retail Trade – 12.9%
45,500	Best Buy Co., Inc.*	2,497,950
157,400	CVS Corp.	3,761,860
51,600	Express Scripts, Inc.*	2,112,504
23,600	Kohl’s Corp.*	1,312,396
216,600	Lowe’s Cos., Inc.	7,386,060
173,600	Target Corp.	5,407,640
133,000	Wal-Mart Stores, Inc.	6,836,200

		29,314,610

Technology Services – 8.2%
81,000	Adobe Systems, Inc.	2,138,400
56,500	Electronic Data Systems Corp.	3,636,905
148,800	Microsoft Corp.*	8,652,720
177,200	Oracle Corp.*	2,402,832
45,200	VeriSign, Inc.*	1,749,692

		18,580,549

TOTAL COMMON STOCKS
(Cost $233,788,642)		$225,016,697

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.9%

State Street Bank & Trust Co.^
$2,027,000	2.40%	11/01/2001	$2,027,000

TOTAL REPURCHASE AGREEMENT
(Cost $2,027,000)			$2,027,000

TOTAL INVESTMENTS
(Cost $235,815,642)			$227,043,697

* Non-income producing security.
^ Repurchase agreement was entered into on October 31, 2001 and the maturity value is $2,027,135.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

12     The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Value Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce Value Fund (the “Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of
-11.16%, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions). The Service Shares had a cumulative total return, without sales charge, of -11.39% for the same period based on NAV (assumes fee waivers and expense reductions). This compares to the Lipper Multi-Cap Value Index 12-month cumulative return of -6.34% and the Russell 1000 Value Index 12-month cumulative return of
-11.86%. Past performance is no guarantee of future results.

Portfolio Highlights

■	The past fiscal year marked a period of increased volatility and sector rotation. Corporate earnings visibility continued to diminish as the U.S. economy entered into a recession. Investors’ confidence in a company’s fundamentals began to wane. Valuation levels became the driving investment focus: the deeper the value, the better. Although the Fund was unable to escape the market’s drop, it was able to outperform its benchmark. This can be attributed, in part, to the more conservative approach the Fund undertook in the latter part of 2000.

■	Performance relative to the Fund’s benchmark was just as much a function of what the Fund did not own as what it did own. The worst performing sector in the value universe was technology, followed by communication services. Technology companies experienced a rapid drop in sales as major customers delayed purchases. The Fund did not have any exposure to communications equipment or computer providers so it was able to escape a major pitfall. Another aid to our performance was our underweight in communications companies early in 2001, when they suffered because costs could not be cut fast enough to keep up with dwindling revenues. Due to a rapid drop in share prices and a stabilizing competitive environment, we chose to become modestly overweight in this sector mid-year when we picked up additional shares of Verizon and SBC Communications*. The transportation sector was the third-worst performing sector for the year. The majority of this poor performance came as a result of the September 11 terrorist attacks. We did not have any representation in the airline industry.

■	One of the best performing sectors in the value universe was health care, where we were well-situated with a large overweight position. Pricing strength at hospitals and HMO’s combined with cost containment resulted in improved margins for most companies in the defensive health care industry. This did not go unnoticed by investors. A detractor from the Fund’s performance was our decision to avoid the best performing value sector, basic

 COMMERCE VALUE FUND

materials. Investors flocked to higher dividend paying, low valuation chemical companies but we chose to avoid this industry in light of slowing sales and overall industry over-capacity. Finance companies continue to have the largest weighting in the Fund, which had a neutral effect on the Fund’s performance over the past year.

■	The Fund remains in a relatively defensive posture by continuing to overweight the utility and health care sectors while underweighting the economically sensitive producer manufacturing and process industry sectors. For over a year, we have shunned all but a few technology companies due to their lofty valuation levels. With the recent drop in prices, we are beginning to selectively initiate small positions in a few technology companies such as Corning, Motorola, Solectron and CIENA*. We may be slightly more aggressive in the coming months as we are cautiously optimistic about the future.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

Value Fund Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.) November 20, 2001

*	The Fund may cease investing in these securities at any time.

COMMERCE VALUE FUND

Performance Summary
October 31, 2001

The following graph shows the value, as of October 31, 2001, of a $10,000 investment made on March 3, 1997 (commencement of operations) in the Institutional Shares of the Commerce Value Fund. For comparative purposes, the performance of the Fund’s benchmark (the Russell 1000 Value Index(a) with income and dividends reinvested (“Russell 1000 Value Index”)) is shown. The Fund’s performance versus the Lipper Multi-Cap Value Funds Index(b) with dividends reinvested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of Service Shares will vary from Institutional Shares due to differences in fees and sales loads.

Value Fund Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested March 3, 1997 to October 31, 2001.

Average Annual Total Return through October 31, 2001	Since Inception	One Year

Institutional Shares (commenced March 3, 1997)	5.42%	-11.16%

Service Shares (commenced March 3, 1997)
Excluding sales charges	5.14%	-11.39%
Including sales charges (maximum sales charge 3.50%)	4.35%	-14.49%

(a)	The Russell 1000 Value Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization, with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any fees or expenses.
(b)	The Lipper Multi-Cap Value Funds Index is an unmanaged index consisting of funds that invest in companies that are considered to be undervalued. The Index figures do not reflect any fees or expenses.

 COMMERCE VALUE FUND

Statement of Investments
October 31, 2001

Shares	Description	Value
Common Stocks – 98.0%

Commercial Services – 0.6%
18,100	Moody’s Corp.	$628,432

Communications – 10.2%
20,900	BellSouth Corp.	773,300
14,200	CenturyTel, Inc.	448,720
60,100	SBC Communications, Inc.	2,290,411
24,000	Sprint Corp.	480,000
26,800	Telephone & Data Systems, Inc.	2,355,720
72,300	Verizon Communications, Inc.	3,601,263
105,100	WorldCom, Inc.-WorldCom Group	1,413,595

		11,363,009

Consumer Durables – 1.9%
17,300	Eastman Kodak Co.	442,361
56,104	Ford Motor Co.	900,469
19,600	General Motors Corp.	809,872

		2,152,702

Consumer Non-Durables – 4.8%
34,000	Anheuser-Busch Cos., Inc.	1,416,440
31,200	General Mills, Inc.	1,432,704
7,200	Hershey Foods Corp.	458,856
25,800	PepsiCo, Inc.	1,256,718
10,400	The Procter & Gamble Co.	767,312

		5,332,030

Consumer Services – 4.5%
24,400	Cendant Corp.*	316,224
24,600	Comcast Corp.*	881,664
7,900	Cox Communications, Inc.*	302,570
10,200	Gannett Co., Inc.	644,640
21,100	H&R Block, Inc.	719,088
17,200	Starwood Hotels & Resorts Worldwide, Inc.	379,088
51,400	The Walt Disney Co.	955,526
45,600	USA Networks, Inc.*	840,864

		5,039,664

Distribution Services – 1.2%
10,800	McKesson Corp.	399,492
38,000	SYSCO Corp.	916,180

		1,315,672

Electronic Technology – 3.5%
13,900	CIENA Corp.*	226,014
44,300	Corning, Inc.	357,058
5,500	General Dynamics Corp.	448,800
3,850	International Business Machines Corp.	416,070
20,700	Motorola, Inc.	338,859
13,700	National Semiconductor Corp.*	355,926
9,800	PerkinElmer, Inc.	263,718
43,400	Solectron Corp.*	533,820
28,300	The Boeing Co.	922,580

		3,862,845

Energy Minerals – 6.0%
15,000	ChevronTexaco Corp.*	1,328,250
11,200	Conoco, Inc.*	287,840
12,100	Devon Energy Corp.	463,430
54,800	Exxon Mobil Corp.	2,161,860
14,600	Kinder Morgan, Inc.	724,598
12,400	Noble Affiliates, Inc.	458,428
24,600	Ultramar Diamond Shamrock Corp.	1,231,230

		6,655,636

Finance – 28.6%
34,200	American International Group, Inc.	2,688,120
32,287	Bank of America Corp.	1,904,610
46,725	Charter One Financial, Inc.	1,273,256
108,966	Citigroup, Inc.	4,960,132
39,900	Federal National Mortgage Association	3,230,304
17,600	Fifth Third Bancorp	992,992
35,800	Freddie Mac	2,427,956
23,300	Golden West Financial Corp.	1,132,380
13,400	Household International, Inc.	700,820
13,440	J. P. Morgan Chase & Co.	475,239
16,200	Jefferson-Pilot Corp.	669,870
18,100	Lincoln National Corp.	766,535
17,600	MBNA Corp.	485,936
30,900	Merrill Lynch & Co., Inc.	1,350,639
22,700	MetLife, Inc.	610,630
13,800	Morgan Stanley Dean Witter & Co.	675,096
7,800	Northern Trust Corp.	393,822
18,900	SunTrust Banks, Inc.	1,131,354
15,300	Synovus Financial Corp.	352,206
9,000	The Bank of New York Co., Inc.	306,090
8,300	The Bear Stearns Co., Inc.	448,200
7,400	The Hartford Financial Services Group, Inc.	399,600
2,200	The Progressive Corp.	305,162
20,000	Trustmark Corp.	479,200
52,045	U.S. Bancorp	925,360
15,300	UnumProvident Corp.	343,179
5,000	USA Education, Inc.	407,800
17,700	Wachovia Corp.*	506,220
45,300	Washington Mutual, Inc.	1,367,607

		31,710,315

Health Services – 4.1%
13,000	Aetna, Inc.*	359,320
18,900	CIGNA Corp.	1,377,810
22,400	HCA-The Healthcare Co.	888,384
7,100	Tenet Healthcare Corp.*	408,392
16,500	UnitedHealth Group, Inc.	1,084,875
4,100	WellPoint Health Networks, Inc.*	457,519

		4,576,300

16     The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Health Technology – 6.2%
19,700	Abbott Laboratories	$1,043,706
23,100	Baxter International, Inc.	1,117,347
81,900	Johnson & Johnson	4,742,829

		6,903,882

Industrial Services – 2.3%
18,000	Helmerich & Payne, Inc.	545,940
13,500	Noble Drilling Corp.*	412,425
32,800	The Williams Cos., Inc.	946,936
26,400	Waste Management, Inc.	646,800

		2,552,101

Non-Energy Minerals – 0.3%
9,000	Alcoa, Inc.	290,430

Producer Manufacturing – 1.3%
21,300	General Electric Co.	775,533
6,300	Minnesota Mining and Manufacturing Co.	657,594

		1,433,127

Retail Trade – 2.2%
9,200	AutoZone, Inc.*	538,476
8,300	Safeway, Inc.*	345,695
18,000	Sears, Roebuck & Co.	697,860
14,000	The May Department Stores Co.	440,300
14,500	Zale Corp.*	414,990

		2,437,321

Technology Services – 3.0%
21,900	Automatic Data Processing, Inc.	1,131,354
30,900	Computer Associates International, Inc.	955,428
18,000	First Data Corp.	1,216,260

		3,303,042

Transportation – 0.6%
26,600	Burlington Northern Santa Fe Corp.	714,742

Utilities – 16.7%
16,100	Allegheny Energy, Inc.	588,455
9,700	Ameren Corp.	388,970
10,300	Cinergy Corp.	310,854
17,800	Conectiv	420,080
31,600	Constellation Energy Group	706,892
9,400	Dominion Resources, Inc.	574,528
15,100	DQE, Inc.	282,370
9,200	DTE Energy Co.	383,548
44,900	Duke Energy Corp.	1,724,609
11,700	Dynegy, Inc.	420,030
17,500	Energy East Corp.	329,350
37,100	Entergy Corp.	1,441,335
67,600	Equitable Resources, Inc.	2,224,716
20,662	Exelon Corp.	869,250
21,300	FPL Group, Inc.	1,131,030
58,100	KeySpan Corp.	1,927,758
18,000	NiSource, Inc.	427,500
11,600	NSTAR	476,992
11,300	PPL Corp.	385,895
20,600	Progress Energy, Inc.	868,702
18,500	Public Service Enterprise Group, Inc.	728,160
20,600	Reliant Energy, Inc.	575,770
13,400	Sempra Energy	313,560
12,500	TXU Corp.	573,000
17,400	Xcel Energy, Inc.	492,072

		18,565,426

TOTAL COMMON STOCKS
(Cost $114,179,963)		$108,836,676

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.1%

State Street Bank & Trust Co.^
$126,000	2.40%	11/01/2001	$126,000

TOTAL REPURCHASE AGREEMENT
(Cost $126,000)			$126,000

TOTAL INVESTMENTS
(Cost $114,305,963)			$108,962,676

* Non-income producing security.
^ Repurchase agreement was entered into on October 31, 2001 and the maturity value is $126,008.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.      17

 COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce MidCap Growth Fund (the “Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of
-44.12%, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions). The Service Shares had a cumulative total return, without sales charge, of -44.24% for the same period based on NAV (assumes fee waivers and expense reductions). This compares to the Lipper MidCap Growth Index 12 month cumulative return of -40.72% and the Russell Midcap Growth Index 12-month cumulative return of
-42.78%. Past performance is no guarantee of future results.

Portfolio Highlights

■	The past fiscal year has been extremely difficult for growth funds. Midcap growth funds, which typically invest heavily in technology stocks, have been among the hardest hit, suffering large negative returns. Technology stocks, which accounted for 49% of the Russell Midcap Growth Index at the beginning of the fiscal year and 27% of the Index by the end of the year, suffered a -67.95% return during the past 12 months. This made a large contribution to the negative returns for both the Fund and the Index.

■	Our underperformance versus the Russell Midcap Growth Index was primarily due to our stock selection in the consumer cyclicals sector. This sector has provided a safe haven from the dramatic losses suffered in other economic sectors during the past year, and we increased our weighting from 4.85% to 16.65% of the Fund. However, the stocks we owned did not perform as well as the sector overall and were a drag on total performance. The Fund has subsequently favored securities that represent the specialty retail industry, such as Barnes & Noble, that have a competitive advantage due to strong brand name recognition.*

■	Midcap growth stocks have experienced substantial price volatility in the past year, increasing the variance among individual security returns. To reduce stock selection risk, this summer we began to increase the Fund’s holdings from approximately 80 to more than 120 positions. Holding smaller positions in a larger number of companies should provide the Fund with a greater stability of expected returns without minimizing expectations of absolute Fund returns.

■	We believe that the Fund is positioned to benefit from an increase in aggregate demand that should result from the strong monetary and fiscal stimulus that have been injected into the U.S. economy. Also, we are opportunistically positioned with a greater than 50% allocation to the technology and health care sectors to benefit from future U.S. economic growth. We

COMMERCE MIDCAP GROWTH FUND

expect the technology sector to improve as businesses and consumers become more confident about an economic recovery. We also believe that the health care sector will continue to benefit from the higher margins associated with increased insurance premiums, greater asset turnover generated from generic drug substitute sales, and lower corporate borrowing costs.

We thank you for your investment during this challenging year and look forward to your continued confidence.

Sincerely,

MidCap Growth Fund Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.) November 20, 2001

* The Fund may cease investing in these securities at any time.

 COMMERCE MIDCAP GROWTH FUND

Performance Summary
October 31, 2001

The following graph shows the value, as of October 31, 2001, of a $10,000 investment made on December 12, 1994 (commencement of operations) in the Institutional Shares. For comparative purposes, the performance of the Fund’s benchmark (the Russell MidCap Growth Index(a) with dividends reinvested) is shown. The Fund’s performance versus the Lipper MidCap Growth Funds Index(b) with dividends reinvested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of the Service Shares will vary from the Institutional Shares due to the differences in fees and sales loads.

MidCap Growth Fund Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 2001.

Average Annual Total Return through October 31, 2001	Since Inception	Five Years	One Year

Institutional Shares (commenced December 12, 1994)	8.88%	2.36%	-44.12%

Service Shares (commenced January 2, 1997)
Excluding sales charges	1.54%	n/a	-44.24%
Including sales charges (maximum sales charge 3.50%)	0.79%	n/a	-46.19%

(a)	The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees or expenses.
(b)	The Lipper Mid Cap Growth Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The Index figures do not reflect any fees or expenses.

COMMERCE MIDCAP GROWTH FUND

Statement of Investments
October 31, 2001

Shares	Description	Value
Common Stocks – 98.2%

Commercial Services – 4.8%
41,200	Concord EFS, Inc.*	$1,127,644
9,400	Omnicom Group, Inc.	721,732
23,368	Paychex, Inc.	749,178
46,266	SEI Investments Co.	1,422,680
14,800	TMP Worldwide, Inc.*	441,780

		4,463,014

Communications – 1.9%
20,706	Telephone & Data Systems, Inc.	1,820,057

Consumer Non-Durables – 3.2%
27,600	Coach, Inc.*	770,040
32,450	Columbia Sportswear Co.*	927,745
30,900	Jones Apparel Group, Inc.*	852,840
13,000	The Timberland Co.*	422,240

		2,972,865

Consumer Services – 7.1%
27,500	CEC Entertainment, Inc.*	1,065,350
84,979	H&R Block, Inc.	2,896,084
48,500	Harrah’s Entertainment, Inc.*	1,412,805
67,567	USA Networks, Inc.*	1,245,936

		6,620,175

Distribution Services – 0.6%
19,000	Performance Food Group Co.*	558,410

Electronic Technology – 20.1%
42,600	Altera Corp.*	860,520
17,733	Amdocs Ltd.*	463,009
44,000	Analog Devices, Inc.*	1,672,000
50,600	Applied Micro Circuits Corp.*	558,118
28,400	Comverse Technology, Inc.*	534,204
49,300	Cree, Inc.*	884,935
37,200	Jabil Circuit, Inc.*	788,640
30,100	KLA-Tencor Corp.*	1,229,886
81,267	Lattice Semiconductor Corp.*	1,422,172
25,400	Lexmark International Group, Inc.*	1,136,650
35,600	Maxim Integrated Products, Inc.*	1,628,700
36,100	National Semiconductor Corp.*	937,878
25,200	Novellus Systems, Inc.*	832,356
26,200	NVIDIA Corp.*	1,122,932
68,400	PerkinElmer, Inc.	1,840,644
10,649	QLogic Corp.*	419,038
53,000	RF Micro Devices, Inc.*	1,083,320
35,250	RSA Security, Inc.*	424,410
75,899	Symbol Technologies, Inc.	975,302

		18,814,714

Energy Minerals – 2.2%
27,800	Apache Corp.	1,434,480
13,368	Kinder Morgan, Inc.	663,454

		2,097,934

Finance – 3.8%
20,034	DST Systems, Inc.*	820,392
80,866	Federated Investors, Inc. Class B	2,110,603
25,300	IndyMac Bancorp, Inc.*	649,704

		3,580,699

Health Services – 10.9%
28,500	AmerisourceBergen Corp.*	1,811,460
79,100	Caremark Rx, Inc.*	1,059,940
25,600	First Health Group Corp.*	691,200
13,900	Laboratory Corp. of America Holdings*	1,198,180
40,800	Pharmaceutical Product Development, Inc.*	1,088,136
28,000	Quest Diagnostics, Inc.*	1,830,640
24,400	Trigon Healthcare, Inc.*	1,497,916
19,000	WellPoint Health Networks, Inc.*	2,120,210

		11,297,682

Health Technology – 20.2%
26,700	Accredo Health, Inc.*	911,004
17,034	Allergan, Inc.	1,222,871
44,233	Biovail Corp.*	2,090,452
109,777	Boston Scientific Corp.*	2,496,329
23,600	Forest Laboratories, Inc.*	1,755,368
31,432	Genzyme Corp.*	1,695,756
32,100	Invitrogen Corp.*	1,969,014
33,177	King Pharmaceuticals, Inc.*	1,293,571
38,433	MedImmune, Inc.*	1,508,111
29,267	Stryker Corp.	1,645,976
26,967	Watson Pharmaceuticals, Inc.*	1,285,787

		17,874,239

Industrial Services – 3.9%
41,600	BJ Services Co.*	1,064,544
28,400	Calpine Corp.*	702,900
14,950	Nabors Industries, Inc.*	459,563
45,667	Rowan Co., Inc.*	771,316
13,900	Smith International, Inc.*	657,470

		3,655,793

Producer Manufacturing – 3.0%
32,800	Danaher Corp.	1,828,272
35,400	The Shaw Group, Inc.*	973,500

		2,801,772

Retail Trade – 9.3%
16,000	Abercrombie & Fitch Co.*	301,120
18,400	American Eagle Outfitters, Inc.*	504,160
12,600	Barnes & Noble, Inc.*	463,050
30,100	Best Buy Co., Inc.*	1,652,490
30,000	BJ’s Wholesale Club, Inc.*	1,523,100
16,900	Chico’s FAS, Inc.*	439,400
31,000	Express Scripts, Inc.*	1,269,140
28,600	Macrovision Corp.*	703,846

The accompanying notes are an integral part of these financial statements.       21

 COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)
October 31, 2001

Shares	Description	Value
Common Stocks – (continued)

Retail Trade – (continued)
22,300	Too, Inc.*	$593,403
69,000	Toys “R” Us, Inc.*	1,311,000

		8,760,709

Technology Services – 6.1%
32,733	Adobe Systems, Inc.	864,151
26,649	Check Point Software Technologies Ltd.*	786,679
8,794	Computer Associates International, Inc.	271,910
30,700	CSG Systems International, Inc.*	959,682
47,749	Fiserv, Inc.*	1,775,785
42,766	Jack Henry & Associates, Inc.	1,054,610

		5,712,817

Utilities – 1.1%
29,367	Dynegy, Inc.	1,054,275

TOTAL COMMON STOCKS
(Cost $100,969,372)		$92,085,155

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 1.9%

State Street Bank & Trust Co$.^
1,847,000	2.40%	11/01/2001	$1,847,000

TOTAL REPURCHASE AGREEMENT
(Cost $1,847,000)			$1,847,000

TOTAL INVESTMENTS
(Cost $102,816,372)			$93,932,155

* Non-income producing security.
^ Repurchase agreement was entered into on October 31, 2001 and the maturity value is $1,847,123.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

22      The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

International Equity Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce International Equity Fund (the “Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of
-28.40%, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions). The Service Shares had a cumulative total return, without sales charge, of -28.63% for the same period based on NAV (assumes fee waivers and expense reductions). This compares with the Lipper International Equity Funds Index 12-month cumulative return of -24.10% and the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) 12-month cumulative return of -24.68%. Past performance is no guarantee of future results.

Portfolio Highlights

■	Going into 2001, we believed there was a chance that the international arena might provide somewhat of a hedge against a slowing U.S. economy and its relatively high equity valuations. Late in 2000, the U.S. dollar began weakening versus other major currencies and we saw this trend as beneficial to foreign stocks. There were signs that Japan was moving in a positive direction with regard to economic reform and the corporate profit news from Europe was still fairly positive.

■	Obviously, the year did not unfold as we expected. Japan’s economy and stock market remained mired in recession. Europe could not stay strong in the face of a dramatic slowdown in the United States. The global slowdown, of course, also caused emerging markets to suffer tremendously as many of their primary customers just stopped buying, period. Just as we were beginning to see a possible economic light at the end of the tunnel, the events of September 11 erased all doubt that the United States and the rest of the world were heading toward recession.

■	For the year ending October 31, 2001, stocks of companies with more predictable earnings outperformed the market, while any hint of a shortfall in earnings and/or revenues was severely punished. The Fund lagged the benchmark because we did not own enough companies in the more defensive areas of the market such as pharmaceuticals, food, and beverages. Sectors that caused particular pain included media, technology, and telecommunications. We have been trimming our holdings in media and technology over the past 12 months and have added to sectors that tend to perform better during tough economic times, such as health care and consumer non-durables.

■	Valuations reached very low levels during September. Even after the subsequent rebound, we believe valuations remain attractive for the markets in which we invest. We believe that the current global recession will be short-lived due, in part, to the aggressive moves by the

 COMMERCE INTERNATIONAL EQUITY FUND

central bank of the United States to lower interest rates and provide liquidity. World economies should follow the lead of the U.S.

■	As always, we will keep the Fund diversified and focused on the stocks of companies with above average growth prospects and we will do our best to buy them at reasonable prices. We are confident that our steady approach will benefit investors who maintain a long-term investment strategy.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

International Equity Fund Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.)	International Equity Fund Team T. Rowe Price International, Inc.

November 20, 2001

COMMERCE INTERNATIONAL EQUITY FUND

Performance Summary
October 31, 2001

The following graph shows the value, as of October 31, 2001, of a $10,000 investment made on January 1, 1995 in the Institutional Shares. For comparative purposes, the performance of the Fund’s benchmark (the Morgan Stanley Capital International Europe, Australasia and Far East Index(a) with dividends reinvested (“MSCI EAFE”)) is shown. The Fund’s performance versus the Lipper International Funds Index(b) (“Lipper Int’l Funds Index”) with dividends reinvested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of the Service Shares will vary from the Institutional Shares due to the differences in fees and sales loads.

International Equity Fund Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested January 1, 1995(c) to October 31, 2001.

Average Annual Total Return through October 31, 2001	Since Inception	Five Years	One Year

Institutional Shares (commenced December 12, 1994)	2.30%	-0.09%	-28.40%

Service Shares (commenced January 2, 1997)
Excluding sales charges	-1.37%	n/a	-28.63%
Including sales charges (maximum sales charge 3.50%)	-2.10%	n/a	-31.14%

(a)	The MSCI EAFE Index is an unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Index figures do not reflect any fees or expenses.
(b)	The Lipper International Funds Index is an unmanaged index consisting of funds that invest their assets in securities with primary trading markets outside of the United States. The Index figures do not reflect any fees or expenses.
(c)	For comparative purposes, initial investments are assumed to be made on the first day of the month following the Fund’s inception.

 COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments
October 31, 2001

Shares	Description	Value
Common Stocks – 99.4%

Australian Dollar – 0.4%
85,059	Brambles Industries Ltd. (Transportation/Storage)	$465,918

Brazilian Real – 0.2%
8,300	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Utilities)	125,994
4,700	Uniao de Bancos Brasileiros SA GDR (Financial Services)	73,931

		199,925

British Pound Sterling – 28.3%
15,000	Abbey National PLC (Insurance)	222,917
33,854	AstraZeneca Group PLC (Diversified Holding Companies)	1,525,064
4,000	Barclays PLC (Financial Services)	120,284
20,777	BG Group PLC (Oil & Gas)	78,551
124,000	BP Amoco PLC (Oil & Gas)	999,749
57,030	Brambles Industries PLC* (Transportation/ Storage)	286,031
67,722	Cable & Wireless PLC (Telecommunications)	305,961
95,966	Cadbury Schweppes PLC (Food Products)	596,674
30,793	Celltech Group PLC* (Pharmaceuticals)	401,255
58,500	Centrica PLC (Energy)	186,113
281,970	Compass Group PLC (Food Products)	2,054,234
31,000	David S. Smith Holdings PLC (Paper & Forest Products)	64,173
98,134	Diageo PLC (Beverages/Tobacco)	978,670
16,500	Dimension Data Holdings PLC* (Computer Services/Software)	17,977
75,340	Electrocomponents PLC (Electronics)	501,265
31,510	Friends Provident PLC (Insurance)	83,768
6,000	GKN PLC (Industrial Machinery)	23,163
203,965	GlaxoSmithKline PLC (Pharmaceuticals)	5,481,552
268,183	Granada Compass PLC (Diversified Holding Companies)	507,441
78,198	Hays PLC (Diversified Holding Companies)	187,153
43,000	Hilton Group PLC (Recreational Services)	110,565
74,240	J Sainsbury PLC (Retail Trade)	405,510
73,745	Kingfisher PLC (Retail Trade)	342,814
79,777	Lattice Group PLC (Diversified Holding Companies)	179,343
315,594	Reed International PLC (Publishing)	2,581,150
68,132	Rio Tinto PLC (Mining-Metals/Minerals)	1,104,566
105,898	Royal Bank of Scotland Group PLC (Financial Services)	2,530,637
321,989	Shell Transport & Trading Co. PLC (Oil & Gas)	2,408,931
36,300	Standard Chartered PLC (Financial Services)	362,276
184,960	Tesco PLC (Food Products)	651,577
170,980	Tomkins PLC (Diversified Holding Companies)	416,662
95,871	Unilever PLC (Consumer Products)	695,663
17,729	United Business Media PLC (Publishing)	112,807
1,167,905	Vodafone AirTouch PLC* (Telecommunications)	2,697,620
71,000	Woolworths Group PLC (Retail Trade)	37,389
169,850	WPP Group PLC (Commercial Services)	1,535,964

		30,795,469

Canadian Dollar – 1.0%
4,780	Alcan Aluminum Ltd. (Mining-Metals/ Minerals)	146,702
21,483	Celestica, Inc.* (Commercial Services)	737,296
6,660	Royal Bank of Canada (Financial Services)	196,425

		1,080,423

China Yuan – 0.4%
100,000	China Unicom Ltd.* (Telecommunications)	93,590
33,200	HSBC Holdings PLC (Financial Services)	359,667

		453,257

Danish Krone – 0.3%
8,319	Tele Danmark AS (Telecommunications)	285,358

Euro – 39.6%
Belgium – 0.8%
30,440	Dexia (Financial Services)	469,554
11,578	Fortis Belgium (Insurance)	272,842
2,750	UCB SA (Chemical Products)	104,678

		847,074

Finland – 2.0%
104,012	Nokia Oyj (Telecommunications)	2,173,249

France – 14.9%
1,980	Altran Technologies SA (Commercial Services)	90,826
29,676	Aventis SA (Pharmaceuticals)	2,178,641
56,404	Axa (Insurance)	1,232,801

26      The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

France – (continued)
21,668	Banque Nationale de Paris (Banks)	$1,800,809
3,510	Cap Gemini SA (Computer Services/Software)	197,317
4,356	Compagnie de Saint Gobain (Chemical Products)	605,331
2,550	Equant NV* (Computer Services/Software)	26,491
2,820	Groupe Danone (Food Products)	325,934
2,540	Hermes International (Retail Trade)	322,586
1,308	L’Oreal SA (Health/Personal Care)	90,236
1,109	Lafarge SA (Building Materials & Construction)	98,452
2,605	LVMH (Louis Vuitton Moet Hennessy) (Consumer Non-Durables)	91,778
34,850	Orange SA* (Telecommunications)	282,112
26,196	Sanofi-Synthelabo SA (Health/Personal Care)	1,725,915
12,698	Schneider Electric SA (Electronics)	508,015
6,236	Societe Generale (Financial Services)	311,578
29,073	Societe Television Francaise 1 (Media)	652,697
21,196	Sodexho Alliance SA (Food Products)	997,086
17,121	STMicroelectronics NV (Electronics-Semiconductors)	483,544
21,777	Total Fina SA (Oil & Gas)	3,055,620
23,727	Vivendi Universal SA (Diversified Holding Companies)	1,107,610

		16,185,379

Germany – 3.8%
6,316	Allianz AG (Insurance)	1,487,266
6,769	Bayer AG (Chemical Products)	200,916
8,129	Deutsche Bank AG (Financial Services)	451,786
3,944	Deutsche Telekom AG (Telecommunications)	60,980
8,353	E. ON AG (Utilities)	435,009
11,138	Gehe AG (Health/Personal Care)	416,752
3,734	HypoVereinsbank (Financial Services)	115,097
4,075	Rhoen-Klinikum AG (Health/Personal Care)	199,757
5,240	SAP AG (Computer Services/Software)	542,008
3,759	Siemens AG (Electronics & Other Electrical Equipment)	182,001

		4,091,572

Greece – 0.1%
6,360	Hellenic Telecommunications Organization SA (OTE) (Telecommunications)	102,969

Ireland – 0.1%
6,717	SmartForce PLC ADR* (Computer Services/ Software)	110,562

Italy – 6.2%
65,570	Alleanza Assicurazioni (Insurance)	675,286
13,686	Assicurazioni Generali (Insurance)	374,835
500,288	Banca Intesa SPA (Banks)	1,169,958
49,680	Bipop-Carire SPA (Banks)	84,901
99,254	ENI SPA (Oil & Gas)	1,242,694
13,000	Mediaset SPA (Media)	84,773
32,705	Mediolanum SPA (Insurance)	253,276
75,742	Olivetti SPA (Telecommunications)	88,632
7,362	San Paolo-IMI SPA (Financial Services)	77,276
164,723	Telecom Italia Mobile SPA (Utilities)	896,368
115,280	Telecom Italia SPA (Telecommunications)	869,523
252,874	UniCredito Italiano SPA (Financial Services)	932,534

		6,750,056

Luxembourg – 0.1%
966	Societe Europeenne des Satellites (Media)	105,133

Netherlands – 8.1%
1,992	Akzo Nobel NV (Chemical Products)	81,612
40,350	ASML Holding NV* (Electronics-Semiconductors)	580,685
28,480	Elsevier NV (Media)	330,707
29,850	Fortis NV (Insurance)	706,117
87,544	ING Groep NV (Financial Services)	2,181,137
3,908	Koninklijke (Royal) KPN NV (Utilities)	15,115
71,826	Koninklijke (Royal) Philips Electronics NV (Electronics)	1,630,602
9,400	Koninklijke Ahold NV (Food Products)	264,298
17,630	Royal Dutch Petroleum Co. (Energy)	895,937
55,920	VNU NV (Publishing)	1,629,630
23,959	Wolters Kluwer NV (Media)	502,544

		8,818,384

The accompanying notes are an integral part of these financial statements.       27

 COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
October 31, 2001

Shares	Description	Value
Common Stocks – (continued)

Portugal – 0.6%
15,331	Jeronimo Martins SGPS SA (Food Products)	$102,594
57,927	Portugal Telecom SGPS SA (Telecommunications)	458,501
19,000	Telecel-Comunicacoes Pessoais SA (Telecel)* (Communication Services)	133,298

		694,393

Spain – 2.9%
75,976	Banco Bilbao Vizcaya SA (Financial Services)	849,424
91,366	Banco Santander Central Hispano SA (Banks)	702,632
29,928	Endesa SA (Electrical Services)	457,618
15,989	Repsol-YPF SA (Oil & Gas)	231,539
54,037	Telefonica SA (Telecommunications)	648,371
7,927	Telefonica SA ADR (Telecommunications)	281,171

		3,170,755

TOTAL EURO		43,049,526

Hong Kong Dollar – 1.9%
83,000	Cheung Kong Holdings Ltd. (Real Estate)	702,308
92,000	Henderson Land Development Co. Ltd. (Recreational Services)	295,461
83,100	Hutchison Whampoa Ltd. (Diversified Holding Companies)	671,192
232,000	Li & Fung Ltd. (Wholesale Trade)	221,590
474,000	Pacific Century CyberWorks Ltd.* (Telecommunications)	126,096
14,000	Sun Hung Kai Properties Ltd. (Real Estate)	86,154

		2,102,801

Indian Rupee – 0.7%
114,778	Hindustan Lever Ltd. (Consumer Non-Durables)	515,054
15,555	ICICI Ltd. ADR (Financial Services)	108,263
36,000	Reliance Industries Ltd. (Chemical Products)	191,590

		814,907

Japanese Yen – 13.7%
1,200	Aiful Corp. (Financial Services)	94,006
51,000	Canon, Inc. (Electronics & Other Electrical Equipment)	1,481,578
8,000	FANUC Ltd. (Electronics)	332,939
69	Fuji Television Network, Inc. (Media)	300,673
23,000	Fujisawa Pharmaceutical Co. Ltd. (Pharmaceuticals)	551,797
20,000	Fujitsu Ltd. (Computers/ Office)	147,864
7,000	Ito-Yokado Co. Ltd. (Retail Trade)	308,458
13,000	Kao Corp.* (Cosmetics)	307,642
13,000	Kokuyo Co. Ltd. (Computer Services/ Software)	112,448
5,500	Kyocera Corp. (Electronics & Other Electrical Equipment)	373,863
39,000	Marui Co. Ltd. (Retail Trade)	527,341
8,200	Matsushita Communication Industrial Co. Ltd. (Telecommunications)	230,185
64,000	Matsushita Electric Industrial Co. Ltd. (Electronics)	757,273
47,000	Mitsui Fudosan Co. Ltd. (Real Estate)	476,731
215	Mizuho Holdings Inc. (Financial Services)	649,149
9,200	Murata Manufacturing Co. Ltd. (Electronics)	576,572
39,000	NEC Corp. (Electronics)	353,258
86	Nippon Telegraph & Telephone Corp. (Utilities)	353,699
78,000	Securities Co. Ltd. (Financial Services)	1,024,766
106	NTT DoCoMo, Inc. (Telecommunications)	1,435,881
16,000	Sankyo Co. Ltd. (Financial Services)	310,743
12,000	Seven-Eleven Japan Co. Ltd. (Retail Trade)	521,931
11,000	Shin-Etsu Chemical Co. Ltd. (Chemical Products)	361,745
24,000	Shiseido Co. Ltd. (Health/ Personal Care)	237,170
24,700	SONY Corp. (Household Durables)	933,216
54,000	Sumitomo Corp. (Wholesale Trade)	315,509
74,000	Sumitomo Mitsui Banking Corp. (Banks)	457,122
5,000	TDK Corp. (Household Durables)	221,959
83,000	TOSHIBA Corp. (Electronics)	306,818
45	UFJ Holdings, Inc.* (Financial Services)	200,498
22,000	Yamanouchi Pharmaceutical Co. Ltd. (Pharmaceuticals)	651,679

		14,914,513

Korean Won – 1.3%
13,176	Korea Telecom Corp. ADR (Telecommunications)	274,588
9,159	Pohang Iron & Steel Ltd. ADR (Steel)	157,077
5,277	Samsung Electronics (Electronics)	709,186

28      The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

1,500	SK Telecom Co. Ltd. (Telecommunications)	$285,244

		1,426,095

Mexican Peso – 0.8%
132,500	Fomento Economico Mexico SA de CV (Diversified Holding Companies)	413,750
13,000	Grupo Iusacell SA de CV (V Shares) ADR* (Telecommunications)	33,930
10,045	Grupo Televisa SA ADR* (Media)	305,870
3,169	Telefonos de Mexico SA de CV ADR (Communication Services)	107,936

		861,486

Norwegian Krone – 0.5%
24,360	Orkla ASA (Food Products)	405,101
13,100	Statoil ASA* (Oil & Gas)	90,526

		495,627

Singapore Dollar – 1.0%
10,800	Flextronics International Ltd.* (Electronics)	214,920
11,000	Singapore Press Holdings Ltd. (Media)	95,335
135,696	United Overseas Bank Ltd. (Banks)	759,221

		1,069,476

Swedish Krona – 3.4%
20,720	Electrolux AB (Appliance Manufacturer)	248,635
33,420	Hennes & Mauritz AB (Retail Trade)	584,315
113,700	Nordbanken Holding AB (Financial Services)	502,046
3,530	Sandvik AB (Industrial Machinery)	74,459
97,932	Securitas AB (Commercial Services)	1,629,614
140,440	Telefonaktiebolaget LM Ericsson AB (B Shares) (Telecommunications)	608,267

		3,647,336

Swiss Franc – 5.2%
24,340	Adecco SA (Business Services)	1,076,122
7,960	Credit Suisse Group* (Financial Services)	290,596
11,750	Nestle SA (Food Products)	2,435,792
8,200	Roche Holding AG (Health/Personal Care)	567,877
28,350	UBS AG* (Banks)	1,316,690

		5,687,077

Taiwan Dollar – 0.6%
390,800	Taiwan Semiconductor Manufacturing Co. Ltd. (Electronics-Semiconductors)	690,980

TOTAL COMMON STOCKS
(Cost $142,344,746)		$108,040,174

Preferred Stocks – 1.4%

Australian Dollar – 0.5%
100,215	The News Corp. Ltd. (Media)	$593,589

Brazilian Real – 0.9%
49,514	Petroleo Brasileiro SA (Oil & Gas)	951,065

TOTAL PREFERRED STOCKS
(Cost $2,268,617)		$1,544,654

Units	Description
		Value
Rights – 0.0%

United States Dollar – 0.0%
3,960	Grupo Iusacell SA de CV Rights exp. 11/01/01* (Telecommunications)	$1,227

TOTAL RIGHTS
(Cost $0)		$1,227

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 0.4%

State Street Bank & Trust Euro - Time Deposit
EUR 500,000	3.55%	11/01/2001	$449,725

TOTAL SHORT-TERM OBLIGATION
(Cost $449,725)			$449,725

TOTAL INVESTMENTS
(Cost $145,063,088)			$110,035,780

EUR Euro currency
* Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
ADR —American Depositary Receipt
GDR —Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.       29

 COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
October 31, 2001

As a % of
total net assets
Common and Preferred Stock Industry Classifications

Appliance Manufacturer	0.2%
Banks	5.8
Beverages/Tobacco	0.9
Building Materials & Construction	0.1
Business Services	1.0
Chemical Products	1.4
Commercial Services	3.7
Communication Services	0.2
Computer Services/Software	0.9
Computers/Office	0.1
Consumer Non-Durables	0.6
Consumer Products	0.6
Cosmetics	0.3
Diversified Holding Companies	4.6
Electrical Services	0.4
Electronics	5.4
Electronics & Other Electrical Equipment	1.9
Electronics-Semiconductors	1.6
Energy	1.0
Financial Services	11.2
Food Products	7.2
Health/Personal Care	3.0
Household Durables	1.1
Industrial Machinery	0.1
Insurance	4.9
Media	2.7
Mining-Metals/Minerals	1.2
Oil & Gas	8.3
Paper & Forest Products	0.1
Pharmaceuticals	8.5
Publishing	4.0
Real Estate	1.2
Recreational Services	0.4
Retail Trade	2.8
Steel	0.1
Telecommunications	10.4
Transportation/Storage	0.7
Utilities	1.7
Wholesale Trade	0.5

TOTAL COMMON AND PREFERRED STOCK	100.8%

30      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND

Balanced Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce Balanced Fund (the “Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of
-21.96%, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions). The Service Shares had a cumulative total return, without sales charge, of -22.15% for the same period based on NAV (assumes fee waivers and expense reductions). This compares to the Lipper Balanced Funds Index 12-month cumulative return of -8.75%, the composite of 60% of the Standard and Poor’s 500 Index with Income and 40% of the Lehman Brothers Aggregate Bond Index 12 month cumulative return of -10.56%, the S&P 500 Index 12-month cumulative return of -24.90%, and the Lehman Brothers Aggregate Bond Index 12-month cumulative return of 14.56%. Past performance is no guarantee of future results.

Portfolio Highlights

■	The Commerce Balanced Fund did not perform up to our expectations this past year for several reasons primarily related to the equity component of the portfolio. As noted in the semi-annual letter, our decision to overweight the Fund’s equities relative to our long-term target mix of 60% equities/40% bonds was premature. While the stock market recovered into the summer, continued weak corporate profits and the September 11 attacks resulted in a sharp decline in the market over the second half of the fiscal year, further penalizing the Fund’s total return.

■	Additionally, having positioned the Fund’s equity portfolio for an economic recovery starting in mid 2001, our stocks fared more poorly than the S&P 500 Index as the recovery proved tentative and then nonexistent following September 11. This compounded the weak equity performance over the first six months of the fiscal year, as discussed in the mid-year letter.

■	That said, the equity component now appears to be correctly positioned as we open the new fiscal year. We have eliminated several of the weaker companies in the technology area and have significantly reduced the portfolio’s exposure to the energy sector. We remain convinced that the economic recovery has only been delayed a quarter or two, and that our continued focus on companies that are well positioned for a cyclical upturn will pay handsome dividends to our shareholders in the current fiscal year.

■	In the fixed income portion of the Fund, the portfolio’s duration and average maturity were positioned, on average, slightly longer than the Fund’s benchmark and peer group over the

 COMMERCE BALANCED FUND

course of the fiscal year. This contributed positively to returns as interest rates fell and bond prices appreciated.

■	We emphasized investments in corporate and asset backed bonds over Treasury bonds for most of the year in an effort to maximize the Fund’s risk-adjusted yield. This strategy also added materially to returns as most corporate and asset backed bonds outperformed the Treasury market, despite the dislocations in the credit market after the events of September 11.

■	To take advantage of the expected recovery, we will likely reduce our concentration of maturing bonds in the 5-10 year range and increase our exposure to some A-rated credits at the expense of higher quality bonds. This recovery will likely place pressure on the 5-10 year sector of the interest rate curve and should help compress the yield differential between credit-sensitive bonds and U.S. government securities. We have begun to shorten the maturity of the portfolio modestly to protect the capital appreciation earned this year.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

Balanced Fund Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.) November 20, 2001

COMMERCE BALANCED FUND

Performance Summary
October 31, 2001

The following graph shows the value, as of October 31, 2001, of a $10,000 investment made on December 12, 1994 (commencement of operations) in the Institutional Shares. For comparative purposes, the performance of the Fund’s benchmarks (the composite of the Standard & Poor’s 500 Index(b) with income and dividends reinvested (“S&P 500”) (weighted at 60%) and the Lehman Brothers Aggregate Bond Index(b) with income reinvested (weighted at 40%) (“Combined S&P 500 and Lehman Bond Index”), the S&P 500 Index and the Lehman Brothers Aggregate Bond Index) are shown. The Fund’s performance versus the Lipper Balanced Funds Index(a) with dividends reinvested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. The performance data does not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and sales loads.

Balanced Fund Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 2001.

Average Annual Total Return through October 31, 2001	Since Inception	Five Years	One Year

Institutional Shares (commenced December 12, 1994)	8.20%	3.57%	-21.96%

Service Shares (commenced January 2, 1997)
Excluding sales charges	2.88%	n/a	-22.15%
Including sales charges (maximum sales charge 3.50%)	2.13%	n/a	-24.88%

(a)	The Lipper Balanced Funds Index is an unmanaged index consisting of funds that maintain a balanced portfolio of both stocks and bonds ranging around 60%/40% at all times. The Index figures do not reflect any fees or expenses.
(b)	The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies. The Lehman Brothers Aggregate Bond Index is a broad market-weighted index comprised of three major classes of investment grade bonds with maturities greater than one year.

 COMMERCE BALANCED FUND

Statement of Investments
October 31, 2001

Shares	Description	Value
Common Stocks – 68.1%

Commercial Services – 1.7%
10,500	Omnicom Group, Inc.	$806,190

Communications – 1.8%
65,000	WorldCom, Inc.-WorldCom Group	874,250

Consumer Non-Durables – 0.7%
8,000	Anheuser-Busch Cos., Inc.	333,280

Consumer Services – 1.4%
18,500	Comcast Corp.*	663,040

Electronic Technology – 12.2%
25,000	Altera Corp.*	505,000
10,000	Analog Devices, Inc.*	380,000
38,400	Cisco Systems, Inc.*	649,728
16,000	Comverse Technology, Inc.*	300,960
28,200	EMC Corp.*	347,424
29,500	Intel Corp.	720,390
12,000	Linear Technology Corp.	465,600
30,000	Microchip Technology, Inc.*	936,600
30,500	Nokia Corp. ADR	625,555
22,000	Texas Instruments, Inc.	615,780
13,050	Xilinx, Inc.*	396,981

		5,944,018

Energy Minerals – 3.5%
12,000	Apache Corp.	619,200
15,000	Exxon Mobil Corp.	591,750
10,000	Royal Dutch Petroleum Co.	505,100

		1,716,050

Finance – 17.4%
14,000	Ambac Financial Group, Inc.	672,000
15,000	American International Group, Inc.	1,179,000
28,200	Citigroup, Inc.	1,283,664
26,000	FleetBoston Financial Corp.	854,360
15,000	Lincoln National Corp.	635,250
20,000	Merrill Lynch & Co., Inc.	874,200
18,000	Morgan Stanley Dean Witter & Co.	880,560
23,700	The Bank of New York Co., Inc.	806,037
6,000	The Hartford Financial Services Group, Inc.	324,000
24,000	Wells Fargo & Co.	948,000

		8,457,071

Health Technology – 6.3%
6,000	Eli Lilly & Co.	459,000
22,000	Medtronic, Inc.	886,600
24,000	Pfizer, Inc.	1,005,600
18,600	Schering-Plough Corp.	691,548

		3,042,748

Industrial Services – 1.7%
32,450	Halliburton Co.	801,190

Producer Manufacturing – 7.4%
16,300	Danaher Corp.	908,562
22,500	Dover Corp.	741,375
38,000	General Electric Co.	1,383,580
10,600	United Technologies Corp.	571,234

		3,604,751

Retail Trade – 5.3%
26,000	Lowe’s Cos., Inc.	886,600
25,000	Target Corp.	778,750
18,000	Wal-Mart Stores, Inc.	925,200

		2,590,550

Technology Services – 5.4%
17,000	First Data Corp.	1,148,690
15,000	Microsoft Corp.*	872,250
45,000	Oracle Corp.*	610,200

		2,631,140

Utilities – 3.3%
25,000	Duke Energy Corp.	960,250
17,400	Dynegy, Inc.	624,660

		1,584,910

TOTAL COMMON STOCKS
(Cost $38,693,369)		$33,049,188

Principal	Interest	Maturity
Amount	Rate	Date	Value
Fixed Income – 30.0%

Asset-Backed Securities – 8.1%

Commercial – 1.7%
Commercial Mortgage Asset Trust Series 1999-C1, Class B
$500,000	7.23%	07/17/2013	$547,208
LB Commercial Conduit Mortgage Trust Series 1999-C1, Class A1
269,213	6.41	6/15/2031	285,975

			833,183

Home Equity – 2.4%
Access Financial Mortgage Loan Trust Series 1996-2, Class A4
251,083	7.63	09/18/2021	259,740
Advanta Mortgage Loan Trust Series 1994-4, Class A2
198,982	8.92	01/25/2026	209,756
American Business Financial Services, Inc. Series 1996-1, Class A
142,926	7.95	09/15/2026	152,484
Corestates Home Equity Trust Series 1993-2, Class A
17,706	5.10	03/15/2009	17,723
Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
500,000	7.28	01/15/2029	530,647

			1,170,350

Manufactured Housing – 4.0%
Green Tree Financial Corp. Series 1993-4, Class A4
243,769	6.60	01/15/2019	250,798

34     The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – (continued)

Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1994-2, Class A4
$216,020	7.90%	05/15/2019	$223,057
Green Tree Financial Corp. Series 1996-4, Class A7
248,734	7.90	06/15/2027	275,597
Green Tree Financial Corp. Series 1997-3, Class M1
500,000	7.53	07/15/2028	523,594
Green Tree Financial Corp. Series 1999-1, Class M1
250,000	6.56	03/01/2020	249,595
Oakwood Mortgage Investors, Inc. Series 1995-B, Class A3
377,408	6.90	01/15/2021	396,998

			1,919,639

TOTAL ASSET-BACKED SECURITIES
(Cost $3,749,376)			$3,923,172

Collateralized Mortgage Obligations – 4.0%

Federal Home Loan Mortgage Corp. Series 159, Class H
$546,402	4.50%	09/15/2021	$550,951
Prudential Home Mortgage Securities Co. Series 1993-28, Class M
324,863	7.38	08/25/2023	335,580
Residential Asset Securitization REMIC Trust Series 1997-A1, Class A7
500,000	7.38	03/25/2027	517,005
Residential Funding Mortgage Securities Corp. Series 1995-S4, Class A4
182,919	8.00	04/25/2010	188,234
Residential Funding Mortgage Securities I, Inc. Series 1999-S20, Class A1
349,901	6.50	09/25/2014	361,164

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,837,570)			$1,952,934

Corporate Obligations – 8.9%

Financial – 3.9%
Equitable Life Assurance Society of the United States†
$400,000	7.70%	12/01/2015	$453,053
Hanson Overseas BV
500,000	6.75	09/15/2005	525,240
Metropolitan Life Insurance Co.†
300,000	7.70	11/01/2015	334,554
PNC Bank, N.A.
250,000	7.88	04/15/2005	276,040
Swiss Bank Corp.
250,000	7.38	06/15/2017	276,145

			1,865,032

Industrial – 4.5%
Conoco, Inc.
350,000	6.95	04/15/2029	346,553
Receipts on Corporate Securities Trust NSC-1998-1†
1,079,630	6.38	05/15/2017	1,064,783
Service Master Co.
500,000	7.10	03/01/2018	412,800
St. Paul Companies, Inc.
350,000	6.38	12/15/2008	362,071

			2,186,207

Utilities – 0.5%
GTE Corp.
250,000	6.84	04/15/2018	256,180

TOTAL CORPORATE OBLIGATIONS
(Cost $4,300,708)			$4,307,419

Mortgage-Backed Pass-Through Obligations – 9.0%

Federal Home Loan Mortgage Corporation (FHLMC)
$406,522	6.00%	12/01/2013	$412,111
Federal National Mortgage Association (FNMA)
1,250,000	6.38	06/15/2009	1,387,112
425,946	7.00	07/01/2009	449,637
200,646	6.50	02/01/2012	207,920
399,511	6.00	12/01/2013	409,874
625,821	5.83	12/01/2028	648,213
Government National Mortgage Association (GNMA)
270,917	7.50	08/20/2025	285,057
569,704	7.50	07/20/2026	598,725

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $4,130,287)			$4,398,649

TOTAL FIXED INCOME
(Cost $14,017,941)			$14,582,174

U.S. Treasury Obligation – 1.7%

United States Treasury Note
750,000	6.00	08/15/2009	842,228

TOTAL U.S. TREASURY OBLIGATION
(Cost $824,414)			$842,228

TOTAL INVESTMENTS
(Cost $53,535,724)			$48,473,590

* Non-income producing security.

† Security that may be resold to “Qualified Institutional Buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
ADR —American Depositary Receipt
REMIC —Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.      35

 COMMERCE BOND FUND

Bond Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce Bond Fund (the ”Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of 14.70% based on Net Asset Value (NAV) (assumes fee waivers and expense reductions). The Service Shares had a cumulative total return, without sales charge, of 14.41% for the same period based on NAV (assumes fee waivers and expense reductions). This compares to the Lipper Intermediate Investment Grade Debt Funds Index 12-month cumulative return of 14.33% and the Lehman Brothers Aggregate Bond Index 12-month cumulative return of 14.56%. Past performance is no guarantee of future results.

Portfolio Highlights

■	Over the course of the year, we have positioned the Fund’s duration and average maturity slightly longer than its benchmark and peer group. This contributed positively to returns as interest rates fell and bond prices appreciated.

■	We emphasized investments in corporate and asset backed bonds over Treasury bonds for most of the year in an effort to maximize the Fund’s risk-adjusted yield. This strategy also added materially to returns as most corporate and asset backed bonds outperformed the Treasury market, despite the dislocations in the credit market after the events of September 11. The higher yields of these securities as compared to Treasury bonds, in addition to the accommodative Federal Reserve policies, were more than enough to coax many investors into the investment grade sectors of the bond market.

■	Credit spreads of more than 1.5% are still available in the corporate market, and mortgage backed bonds issued by FNMA, FHLMC and GNMA also look particularly attractive as the interest rate cycle appears to be bottoming.

■	We are reasonably optimistic that the policies set in place by the Federal Reserve, along with stimulative fiscal policies already in place (Bush tax cuts) or in committee, will be enough to bring the economy out of its current recession sometime in the first half of next year. Accordingly, we have begun to modestly shorten the maturity of the portfolio to protect the capital appreciation earned this year.

■	To take advantage of the expected recovery, we will likely reduce our concentration of maturing bonds in the 5-10 year range and increase our exposure to some A-rated credits at the expense of higher-quality bonds. This recovery will likely place pressure on the

COMMERCE BOND FUND

5-10 year sector of the interest rate curve and should help compress the yield differential between credit-sensitive bonds and U.S. government securities.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

Fixed-Income Funds Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.) November 20, 2001

 COMMERCE BOND FUND

Performance Summary
October 31, 2001

The following graph shows the value, as of October 31, 2001, of a $10,000 investment made on December 12, 1994 (commencement of operations) in the Institutional Shares. For comparative purposes, the performance of the Fund’s benchmark (the Lehman Brothers Aggregate Bond Index(a) with income reinvested (“Lehman Agg Bond Index”)) is shown. The Fund’s performance versus the Lipper Intermediate Investment Grade Debt Funds Index(b) with income reinvested (“Lipper Interm Debt Funds Index”) is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. The performance data does not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and sales loads.

Bond Fund Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 2001.

Average Annual Total Return through October 31, 2001	Since Inception	Five Years	One Year

Institutional Shares (commenced December 12, 1994)	8.30%	7.43%	14.70%

Service Shares (commenced January 2, 1997)
Excluding sales charges	7.29%	n/a	14.41%
Including sales charges (maximum sales charge 3.50%)	6.50%	n/a	10.38%

(a)	The Lehman Brothers Aggregate Bond Index is a broad market-weighted index comprised of three major classes of investment-grade bonds with maturities greater than one year. The Index figures do not reflect any fees or expenses.
(b)	The Lipper Intermediate Investment Grade Debt Funds Index is an unmanaged index consisting of funds that invest at least 65% of their assets in investment grade debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees or expenses.

COMMERCE BOND FUND

Statement of Investments
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – 26.7%

Commercial – 4.4%
Asset Securitization Corp. Series 1995-MD4, Class A1
$10,761,630	7.10%	08/13/2029	$11,523,102
Commercial Mortgage Asset Trust Series 1999-C1, Class B
4,250,000	7.23	07/17/2013	4,651,272
First Union-Lehman Brothers-Bank of America Series 1998-C2, Class B
5,500,000	6.64	03/18/2011	5,861,519
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
7,000,000	6.21	10/15/2035	7,407,024
Mortgage Capital Funding, Inc. Series 1996-MC1, Class A2A
2,832,064	7.35	07/15/2005	2,951,961

			32,394,878

Credit Card – 7.0%
Chemical Master Credit Card Trust I Series 1996-2, Class A
5,000,000	5.98	09/15/2008	5,285,900
Citibank Credit Card Master Trust I Series 1997-6, Class B
5,000,000	Zero Coupon	08/15/2006	4,510,156
Citibank Credit Card Master Trust I Series 1999-2, Class B
3,420,000	6.15	03/10/2011	3,588,846
Discover Card Master Trust I Series 1993-3, Class A
5,500,000	6.20	11/15/2003	5,797,330
First USA Credit Card Master Trust Series 1997-6, Class B
4,661,000	6.58	03/17/2005	4,798,944
MBNA Master Credit Card Trust Series 1999-B, Class B
4,000,000	6.20	08/15/2011	4,230,864
Metris Master Trust Series 1997-1, Class A
5,250,000	6.87	10/20/2005	5,353,320
Metris Master Trust Series 1997-1, Class B
3,000,000	7.11	10/20/2005	3,052,500
Standard Credit Card Master Trust Series 1995-1, Class A
7,000,000	8.25	01/07/2007	7,914,881
Standard Credit Card Master Trust Series 1995-1, Class B
7,000,000	8.45	01/07/2007	7,814,099

			52,346,840

Home Equity – 4.3%
Access Financial Mortgage Loan Trust Series 1996-2, Class A4
1,506,496	7.63	09/18/2021	1,558,441
Advanta Mortgage Loan Trust Series 1994-4, Class A2
5,571,495	8.92	01/25/2026	5,873,162
American Business Financial Services, Inc. Series 1996-1, Class A
2,858,511	7.95	09/15/2026	3,049,674
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
2,500,000	7.68	12/25/2029	2,663,281
Corestates Home Equity Trust Series 1993-2, Class A
17,706	5.10	03/15/2009	17,723
Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
6,500,000	7.28	01/15/2029	6,898,414
Merrill Lynch Mortgage Investors, Inc. Series 1991-H1, Class M1
$4,000,000	7.36%	07/15/2011	$4,242,333
Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class A3
7,500,000	6.76	09/20/2026	7,769,565

			32,072,593

Manufactured Housing – 10.6%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
8,000,000	7.60	03/15/2027	8,754,875
Associates Manufactured Housing Pass-Through Series 1997-2, Class A4
1,010,492	6.48	03/15/2028	1,015,386
Green Tree Financial Corp. Series 1993-4, Class A4
3,412,760	6.60	01/15/2019	3,511,170
Green Tree Financial Corp. Series 1993-4, Class A5
12,500,000	7.05	01/15/2019	13,156,600
Green Tree Financial Corp. Series 1994-2, Class A4
6,048,567	7.90	05/15/2019	6,245,608
Green Tree Financial Corp. Series 1995-1, Class B1
2,822,346	9.00	06/15/2025	2,942,633
Green Tree Financial Corp. Series 1995-5, Class B1
2,820,247	7.30	09/15/2026	2,847,127
Green Tree Financial Corp. Series 1995-8, Class B1
1,369,006	7.30	12/15/2026	1,380,771
Green Tree Financial Corp. Series 1996-3, Class A4
400,676	7.10	05/15/2027	407,901
Green Tree Financial Corp. Series 1996-4, Class A7
5,870,119	7.90	06/15/2027	6,504,092
Green Tree Financial Corp. Series 1996-8, Class M1
2,000,000	7.85	10/15/2027	2,172,733
Green Tree Financial Corp. Series 1997-3, Class B1
3,000,000	7.51	07/15/2028	3,028,537
Green Tree Financial Corp. Series 1997-3, Class M1
6,500,000	7.53	07/15/2028	6,806,719
Green Tree Financial Corp. Series 1997-6, Class M1
2,500,000	7.21	06/15/2027	2,663,586
Green Tree Financial Corp. Series 1998-3, Class A6
1,341,435	6.76	03/01/2030	1,390,334
Green Tree Financial Corp. Series 1999-1, Class M1
3,500,000	6.56	03/01/2020	3,494,328
Green Tree Financial Corp. Series 1999-1, Class M2
1,500,000	7.34	11/01/2028	1,530,820
Indymac Manufactured Housing Contract Series 1997-1, Class A3
2,623,775	6.61	02/25/2028	2,672,561
Indymac Manufactured Housing Contract Series 1997-1, Class A4
1,874,125	6.75	02/25/2028	1,959,632
Indymac Manufactured Housing Contract Series 1998-1, Class A5
2,910,873	6.96	09/25/2028	3,071,427

The accompanying notes are an integral part of these financial statements.       39

 COMMERCE BOND FUND

Statement of Investments (continued)
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – (continued)

Manufactured Housing – (continued)
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
$3,471,910	7.13%	05/15/2027	$3,773,658

			79,330,498

Utilities – 0.4%
California Infrastructure PG&E-1 (Pacific Gas and Electric) Series 1997-1, Class A6
2,750,000	6.32	09/25/2005	2,867,929

TOTAL ASSET-BACKED SECURITIES
(Cost $187,839,039)			$199,012,738

Collateralized Mortgage Obligations – 9.3%

Asset Securitizations Corp. Series 1997-D4, Class 4IE
$4,100,000	7.53%	04/14/2029	$4,555,897
Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
2,000,000	5.00	03/25/2028	1,893,624
Countrywide Mortgage Backed Securities, Inc. REMIC PAC Series 1993-B, Class A5
936,903	6.75	11/25/2023	968,814
Federal Home Loan Mortgage Corp. REMIC PAC Series 1579, Class PM
3,335,000	6.70	09/15/2023	3,462,130
Federal Home Loan Mortgage Corp. Series 1652, Class PJ
3,000,000	6.60	08/15/2022	3,158,430
Federal National Mortgage Assn. REMIC Series 1992-1, Class E
1,221,297	7.50	01/25/2007	1,288,847
Federal National Mortgage Assn. Series 1994-97, Class H
2,847,035	8.75	12/25/2023	2,981,985
GE Capital Mortgage Services, Inc. REMIC 1998-12, Class 1A7
2,592,423	6.75	07/25/2028	2,641,835
GE Capital Mortgage Services, Inc. Series 1997-12, Class A5
6,750,000	7.00	12/25/2027	7,047,405
GE Capital Mortgage Services, Inc. Series 1997-8, Class A11
1,750,000	7.25	10/25/2027	1,841,315
GE Capital Mortgage Services, Inc. Series 1999-13, Class A12
13,000,000	6.50	08/25/2029	13,479,310
Norwest Asset Securities Corp. Series 1998-21, Class B1
1,123,119	6.50	09/25/2013	1,168,246
PNC Mortgage Securities Corp. REMIC Series 1996-1, Class A10
1,410,159	7.50	09/25/2009	1,481,541
Principal Residential Mortgage Capital Resources Series 2001-1A, Class A
1,650,000	5.49	03/20/2004	1,699,500
Prudential Home Mortgage Securities Co. Series 1993-28, Class M
4,009,804	7.38	08/25/2023	4,142,087
Residential Asset Securitization REMIC Trust Series 1997-A1, Class A7
3,000,000	7.38	03/25/2027	3,102,030
Residential Funding Mortgage Securities Corp. Series 1999-S14, Class IIA1
6,442,444	6.50	06/25/2029	6,681,974
Residential Funding Mortgage Securities I, Inc. Series 1999-S20, Class A1
2,799,206	6.50	09/25/2014	2,889,307
Wells Fargo Alternative Loan Trust Series 2000-1, Class 1A1
4,396,569	7.50	10/25/2030	4,550,448

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $64,238,836)			$69,034,725

Corporate Obligations – 26.8%

Communication Services – 0.7%
WorldCom, Inc.-WorldCom Group
$5,000,000	7.50%	05/15/2011	$5,112,350

Energy – 2.6%
Amerada Hess Corp.
6,000,000	5.90	08/15/2006	6,175,728
El Paso CGP Co.
11,750,000	6.50	05/15/2006	12,179,228
PanCanadian Energy Corp.
1,249,000	6.30	11/01/2011	1,249,000

			19,603,956

Financial – 12.9%
Apache Finance Property Ltd.
4,500,000	7.00	03/15/2009	4,813,461
Case Corp.
1,500,000	6.25	12/01/2003	1,370,042
Citigroup, Inc.
3,300,000	5.50	08/09/2006	3,448,368
Equitable Life Assurance Society of the United States†
12,500,000	7.70	12/01/2015	14,157,900
Ford Motor Company Credit Corp.
5,000,000	6.63	06/30/2003	5,171,950
General Motors Acceptance Corp.
4,500,000	5.88	01/22/2003	4,591,260
7,000,000	6.63	10/15/2005	7,062,741
6,050,000	8.00	11/01/2031	6,128,831
Hanson Overseas BV
7,000,000	6.75	09/15/2005	7,353,360
Household Financial Corp.
1,500,000	6.50	11/15/2008	1,565,880
Metropolitan Life Insurance Co.†
8,000,000	7.70	11/01/2015	8,921,440
National Bank of Canada
6,000,000	7.75	11/01/2009	6,692,100
PNC Bank, N.A.
7,000,000	7.88	04/15/2005	7,729,120
Resolution Funding Corp.
1,500,000	8.13	10/15/2019	1,974,135

40      The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations – (continued)

Financial – (continued)
Simon Debartolo Group LP
$6,000,000	6.75%	06/15/2005	$6,228,060
Swiss Bank Corp.
8,000,000	7.38	06/15/2017	8,836,640

			96,045,288

Industrial – 7.8%
Campbell Soup Company
2,750,000	8.88	05/01/2021	3,398,670
Conoco, Inc.
4,000,000	6.95	04/15/2029	3,960,600
Ford Motor Co.
6,750,000	6.50	08/01/2018	6,176,722
General Motors Acceptance Corp.
5,525,000	6.15	04/05/2007	5,446,656
Receipts on Corporate Securities Trust CHR-1998-1
6,442,845	6.50	08/01/2018	6,025,200
Receipts on Corporate Securities Trust NSC-1998-1†
11,512,292	6.38	05/15/2017	11,353,975
Ryder System, Inc.
4,000,000	6.60	11/15/2005	4,016,480
Service Master Co.
6,500,000	7.10	03/01/2018	5,366,400
St. Paul Companies, Inc.
8,000,000	6.38	12/15/2008	8,275,912
Union Oil Co.
2,000,000	7.62	03/21/2002	2,038,800
2,000,000	7.70	04/05/2002	2,043,420

			58,102,835

Real Estate – 0.9%
Archstone Communities Trust
6,000,000	8.20	07/03/2005	6,575,400

Retail Trade – 0.2%
Target Corp.
1,750,000	5.40	10/01/2008	1,741,005

Utilities – 1.7%
GTE Corp.
12,000,000	6.84	04/15/2018	12,296,640

TOTAL CORPORATE OBLIGATIONS
(Cost $195,207,975)			$199,477,474

Mortgage-Backed Pass-Through Obligations – 24.5%

Federal Home Loan Mortgage Corporation (FHLMC)
$1,016,305	6.00%	12/01/2013	$1,030,279
2,044,180	8.50	02/01/2019	2,214,890
2,194,923	8.50	03/01/2021	2,378,045
16,842,284	7.00	05/01/2026	17,615,850
7,611,070	7.00	10/01/2030	7,939,259
5,773,487	7.50	12/01/2030	6,049,518
13,613,575	7.50	01/01/2031	14,264,440

Federal National Mortgage Association (FNMA)
3,779,342	5.50	01/01/2009	3,887,998
2,990,937	7.00	07/01/2009	3,157,293
10,050,000	7.13	06/15/2010	11,684,733
1,415,285	6.50	02/01/2012	1,466,593
1,318,387	6.00	12/01/2013	1,352,586
1,240,306	6.50	07/01/2014	1,282,154
1,572,946	9.00	11/01/2021	1,700,323
806,250	6.50	04/01/2024	833,453
726,329	6.50	05/01/2024	750,836
1,665,873	6.50	07/01/2024	1,722,079
672,975	6.50	08/01/2024	695,681
2,822,059	6.50	09/01/2024	2,917,275
641,658	9.00	02/01/2025	699,753
1,955,923	6.50	03/01/2026	2,017,045
1,195,291	8.00	07/01/2028	1,278,961
1,066,183	7.00	08/01/2028	1,111,827
6,892,280	6.50	10/01/2028	7,101,185
1,481,006	7.00	10/01/2028	1,544,408
5,288,185	5.83	12/01/2028	5,477,396
3,301,103	6.50	12/01/2028	3,401,159
835,203	7.00	12/01/2028	870,958
1,830,781	6.50	01/01/2029	1,886,272
1,374,734	6.00	07/01/2029	1,396,207
6,693,999	7.50	09/01/2029	7,011,964
9,084,830	7.00	03/01/2031	9,468,028
4,818,235	7.50	03/01/2031	5,045,560
Government National Mortgage Association (GNMA)
3,763,089	8.00	02/15/2022	4,027,671
2,435,341	7.50	08/20/2025	2,562,441
9,015,572	7.50	07/20/2026	9,474,825
14,736,652	6.50	04/15/2031	15,220,162
19,775,250	6.50	05/15/2031	20,424,076

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $174,488,182)			$182,963,183

U.S. Government Agency Obligations – 4.9%

Federal Home Loan Bank
$3,025,000	7.13%	02/15/2030	$3,581,902
Federal Home Loan Mortgage Corp.
1,250,000	6.00	06/15/2011	1,354,488
Federal National Mortgage Association
8,000,000	6.00	12/15/2005	8,673,760
10,000,000	6.38	06/15/2009	11,096,900
9,950,000	6.00	05/15/2011	10,781,720
Tennessee Valley Authority
1,000,000	7.13	05/01/2030	1,200,310

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $33,745,948)			$36,689,080

The accompanying notes are an integral part of these financial statements.       41

 COMMERCE BOND FUND

Statement of Investments (continued)
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligation – 5.8%

United States Treasury Bond
$32,000,000	7.88%	02/15/2021	$43,169,920

TOTAL U.S. TREASURY OBLIGATION
(Cost $37,787,682)			$43,169,920

Repurchase Agreement – 2.3%

State Street Bank & Trust Co.^
$17,054,000	2.40%	11/01/2001	$17,054,000

TOTAL REPURCHASE AGREEMENT
(Cost $17,054,000)			$17,054,000

TOTAL INVESTMENTS
(Cost $710,361,662)			$747,401,120

† Security that may be resold to “Qualified Institutional Buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
^ Repurchase agreement was entered into on October 31, 2001 and the maturity value is $17,055,137.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
PAC —Planned Amortization Class
REMIC —Real Estate Mortgage Investment Conduit

42      The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce Short-Term Government Fund (the “Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of 12.07%, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions). The Service Shares had a cumulative total return, without sales charge, of 11.79% for the same period based on NAV (assumes fee waivers and expense reductions). This compares to the Lipper Short-Term Government Funds Index 12-month cumulative return of 9.79% and the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index 12-month cumulative return of 12.36%. Past performance is no guarantee of future results. (The Fund’s NAV is not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.)

Portfolio Highlights

■	Over the course of the reporting period we continued to position the Fund at the long end of its average maturity range of three years. This strategy was employed in order to take advantage of our outlook for falling government interest rates. Recently, we have shortened the portfolio modestly as we believe rates are close to their likely lows.

■	The Fund has continued to emphasize high-quality AAA and government-backed mortgage securities with short, stable average maturities. These securities have provided higher yields than typical agency debentures.

■	We also continued to stress agency credits, including the newer “benchmark” agency bonds that provide liquidity similar to that of Treasuries, but with yields that are 35 to 50 basis points higher than Treasuries.

■	Looking ahead, we expect to see short-term interest rates plateau. Given this outlook, we will emphasize yield and structure, and begin to shorten modestly our interest rate exposure in order to protect returns over the coming year.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

Fixed-Income Funds Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.) November 20, 2001

 COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary
October 31, 2001

The following graph shows the value, as of October 31, 2001, of a $10,000 investment made on December 12, 1994 (commencement of operations) in the Institutional Shares. For comparative purposes, the performance of the Fund’s benchmark (the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index(a) with income reinvested (“Salomon Bros. Treas./Gov’t Sponsored Index”)) is shown. The Fund’s performance versus the Lipper Short US Government Funds Index(b) (“Lipper Short US Gov’t Funds Index”) with income reinvested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. The performance data does not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and sales loads.

Short-Term Government Fund Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 2001.

Average Annual Total Return through October 31, 2001	Since Inception	Five Years	One Year

Institutional Shares (commenced December 12, 1994)	7.24%	6.83%	12.07%

Service Shares (commenced January 2, 1997)
Excluding sales charges	6.72%	n/a	11.79%
Including sales charges (maximum sales charge 2.00%)	6.28%	n/a	9.55%

(a)	The Salomon Brothers 1-5 Year Treasury/Government Sponsored Index is comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any fees or expenses.
(b)	The Lipper Short U.S. Government Funds Index is an unmanaged index consisting of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government with dollar-weighted average maturities of less than three years. The Index figures do not reflect any fees or expenses.

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Collateralized Mortgage Obligations – 33.8%

Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
$250,000	5.00%	03/25/2028	$236,703
Chase Mortgage Finance Corp. Series 1999-S1, Class A17
320,000	6.75	02/25/2029	329,600
Countrywide Funding Corp. Series 1994-7, Class A7
730,000	6.50	03/25/2024	764,441
Countrywide Home Loans, Inc. Series 1997-4, Class A
221,776	8.00	07/25/2027	231,077
Federal Home Loan Mortgage Corp.
1,537,440	Zero Coupon	04/25/2024	1,351,025
Federal Home Loan Mortgage Corp. REMIC PAC Series 1205, Class G
112,804	7.00	03/15/2007	117,880
Federal Home Loan Mortgage Corp. REMIC PAC Series 1255, Class G
8,776	7.50	07/15/2021	8,773
Federal Home Loan Mortgage Corp. REMIC PAC Series 1619, Class EC
93,673	5.60	11/15/2023	94,229
Federal Home Loan Mortgage Corp. REMIC PAC Series 1621, Class K
230,000	6.50	11/15/2023	238,625
Federal Home Loan Mortgage Corp. REMIC PAC Series 2103, Class TE
625,000	6.00	12/15/2028	612,300
Federal Home Loan Mortgage Corp. REMIC PAC Series 2109, Class PE
995,000	6.00	12/15/2028	1,007,437
Federal Home Loan Mortgage Corp. REMIC PAC Series 44, Class E
75,767	9.00	11/15/2019	75,862
Federal Home Loan Mortgage Corp. REMIC Series 1617, Class C
149,000	6.50	02/15/2023	156,450
Federal Home Loan Mortgage Corp. REMIC Series 1632, Class B
200,000	6.00	11/15/2023	204,562
Federal Home Loan Mortgage Corp. Series 1163, Class JA
666,922	7.00	11/15/2021	692,552
Federal Home Loan Mortgage Corp. Series 159, Class H
106,356	4.50	09/15/2021	107,241
Federal Home Loan Mortgage Corp. Series 1614, Class MB
1,852,072	6.50	12/15/2009	1,963,196
Federal Home Loan Mortgage Corp. Series 1650, Class K
880,000	6.50	01/15/2024	921,395
Federal Home Loan Mortgage Corp. Series 1652, Class PJ
1,000,000	6.60	08/15/2022	1,052,810
Federal Home Loan Mortgage Corp. Series 2200, Class C
868,381	6.50	01/15/2028	892,800
Federal Home Loan Mortgage Corp. Series 31, Class EA
1,537,440	Zero Coupon	04/25/2024	1,351,025
Federal National Mortgage Assn. REMIC PAC Series 1991-118, Class K
7,429	7.00	08/25/2021	7,413
Federal National Mortgage Assn. REMIC PAC Series 1991-94, Class E
1,249,741	Zero Coupon	07/25/2021	1,160,697
Federal National Mortgage Assn. REMIC PAC Series 1993-19, Class J
916,000	5.00	04/25/2022	928,879
Federal National Mortgage Assn. REMIC PAC Series 1996-28, Class PE
226,304	6.50	03/25/2020	231,819
Federal National Mortgage Assn. REMIC PAC Series G92-35, Class D
22,469	4.50	08/25/2021	22,448
Federal National Mortgage Assn. REMIC PAC Series G93-16, Class H
323,848	4.59	04/25/2021	327,287
Federal National Mortgage Assn. REMIC Series 1992-1, Class E
174,471	7.50	01/25/2007	184,121
Federal National Mortgage Assn. REMIC Series 1993-130, Class H
395,369	6.30	09/25/2018	400,311
Federal National Mortgage Assn. REMIC Series 1993-225, Class G
630,334	6.50	11/25/2022	635,507
Federal National Mortgage Assn. REMIC Series 1993-225, Class NC
2,627,519	6.50	03/25/2023	2,667,746
Federal National Mortgage Assn. REMIC Series 1993-245, Class N
629,056	6.50	12/25/2023	662,081
Federal National Mortgage Assn. Series 1993-183, Class K
500,000	6.50	07/25/2023	517,655
Federal National Mortgage Assn. Series 1993-76, Class A
129,159	6.00	06/25/2008	129,239
Federal National Mortgage Assn. Series 1995-19, Class L
171,021	6.25	08/25/2008	177,166
Federal National Mortgage Assn. Series 1997-58, Class DC
700,000	7.00	01/20/2013	733,684
Federal National Mortgage Assn. Series 1998-63, Class PL
530,000	6.00	11/25/2027	538,941
Federal National Mortgage Association REMIC Series 1992, Class 89
860,266	Zero Coupon	06/25/2022	796,776
Federal National Mortgage Association REMIC Series 1993-182, Class FA
516,726	4.21	09/25/2023	500,898
Federal National Mortgage Association REMIC Series 1993-89, Class D
231,000	7.00	06/25/2023	242,839
Federal National Mortgage Association REMIC Series 1996-68, Class VC
3,600,000	6.50	09/18/2010	3,782,232
Federal National Mortgage Association REMIC Series 2001-4, Class D
902,314	6.50	04/25/2028	939,246

The accompanying notes are an integral part of these financial statements.       45

 COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Collateralized Mortgage Obligations – (continued)

First Nationwide Trust Series 1998-3, Class 1PPA
$88,315	6.50%	09/19/2028	$91,386
GE Capital Mortgage Services, Inc. Series 1997-12, Class A5
750,000	7.00	12/25/2027	783,045
GE Capital Mortgage Services, Inc. Series 1997-9, Class 2A7
166,421	7.00	10/25/2027	166,368
Independent National Mortgage Corp. Series 1994-L, Class A6
426,817	8.00	08/25/2024	434,017
PNC Mortgage Securities Corp. Series 1998-11, Class 1A5
2,500,000	6.50	11/25/2028	2,553,425
Prudential Home Mortgage Securities Co. REMIC PAC Series 1993-3, Class A6
1,074,478	7.40	02/25/2008	1,077,164
Prudential Home Mortgage Securities Co. Series 1993-28, Class M
961,430	7.38	08/25/2023	993,148
Residential Accredit Loans, Inc. Series 1999-QS02, Class A5
1,750,000	6.50	02/25/2029	1,807,417
Residential Asset Securitization REMIC Trust Series 1997-A5, Class A13
213,175	7.75	07/25/2027	216,038
Residential Funding Mortgage Securities Series 1993-S49, Class A2
56,516	6.00	12/25/2008	57,028
Residential Funding Mortgage Securities I, Inc. REMIC Series 1995-S12, Class A2
533,678	7.25	08/25/2010	553,856
Residential Funding Mortgage Securities I, Inc. Series 1998-S13, Class A14
938,000	6.75	06/25/2028	968,091
Residential Funding Mortgage Securities I, Inc. Series 1999-S20, Class A1
1,749,504	6.50	09/25/2014	1,805,817
Saxon Mortgage Securities Corp. REMIC Series 1993-8A, Class 1A5
500,000	7.38	09/25/2023	518,645
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
470,000	6.25	12/25/2023	485,421
Wells Fargo Alternative Loan Trust Series 2000-1, Class 1A1
1,256,162	7.50	10/25/2030	1,300,128

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $38,221,125)			$40,456,937

Mortgage-Backed Pass-Through Obligations – 4.1%

Federal Home Loan Mortgage Corp. (FHLMC)
$32,033	7.75%	09/01/2007	$33,446
Federal National Mortgage Association (FNMA)
363,743	6.50	04/01/2003	369,053
157,296	8.00	12/01/2007	166,133
200,646	6.50	02/01/2012	207,920
2,959,124	6.00	07/01/2016	3,041,417
79,982	9.00	07/01/2024	87,848
625,821	5.83	12/01/2028	648,213
Government National Mortgage Association (GNMA)
107,600	8.00	10/15/2016	115,838
188,875	8.00	07/15/2017	203,099

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $4,703,954)			$4,872,967

U.S. Government Agency Obligations – 45.5%

Detroit MI U.S. Government Guarantee Note Series A11
$100,000	6.44%	08/01/2002	$102,784
Federal Farm Credit Bank
470,000	5.40	05/10/2006	496,950
Federal Home Loan Bank
500,000	5.00	01/29/2002	503,515
965,000	7.56	02/27/2002	981,887
4,500,000	7.17	07/22/2002	4,663,845
2,000,000	5.13	09/15/2003	2,091,560
1,630,000	6.89	04/06/2004	1,779,243
Federal Home Loan Mortgage Corp.
500,000	6.20	04/15/2003	526,250
2,000,000	5.00	01/15/2004	2,091,880
2,000,000	6.88	01/15/2005	2,207,813
5,000,000	5.50	07/15/2006	5,321,850
200,000	5.75	04/15/2008	214,782
Federal National Mortgage Association
500,000	7.50	02/11/2002	507,420
7,500,000	5.25	01/15/2003	7,774,200
10,000,000	5.75	04/15/2003	10,482,800
625,000	7.40	07/01/2004	690,819
750,000	6.50	08/15/2004	815,977
215,000	7.88	02/24/2005	244,227
500,000	7.65	03/10/2005	565,470
500,000	5.75	06/15/2005	537,185
10,250,000	6.00	12/15/2005	11,113,255
250,000	6.38	06/15/2009	277,423
Tennessee Valley Authority 1995 Series A
436,000	6.38	06/15/2005	475,990

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,441,471)			$54,467,125

U.S. Treasury Obligations – 11.4%

United States Treasury Notes
$1,000,000	6.25%	02/15/2003	$1,051,560
2,000,000	5.50	03/31/2003	2,091,240
1,000,000	5.75	04/30/2003	1,052,030
2,000,000	5.50	05/31/2003	2,100,000
7,000,000	5.38	06/30/2003	7,350,000

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,206,211)			$13,644,830

46      The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 2.5%

State Street Bank & Trust Co.^
$2,945,000	2.40%	11/01/2001	$2,945,000

TOTAL REPURCHASE AGREEMENT
(Cost $2,945,000)			$2,945,000

TOTAL INVESTMENTS
(Cost $111,517,762)			$116,386,859

^ Repurchase agreement was entered into on October 31, 2001 and the maturity value is $2,945,196.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
PAC —Planned Amortization Class
REMIC —Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.       47

 COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National Tax-Free Intermediate Bond Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce National Tax-Free Intermediate Bond Fund (the “Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of 9.62%, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions). The Service Shares (commenced December 26, 2000) had a cumulative total return, without sales charge, of 6.78% for the period ending October 31, 2001, based on NAV (assumes fee waivers and expense reductions). This compares to the Lipper Intermediate Municipal Funds Index 12-month cumulative return of 9.36%, the Lehman 3-15 Year Blend Index 12-month cumulative return of 9.98%, and the Merrill Lynch Municipal Intermediate Index 12-month cumulative return of 10.46%. Past performance is no guarantee of future results.

Portfolio Highlights

■	Fiscal year 2001 will always be remembered for the tragic events that occurred on September 11, followed by the U.S.-led campaign against terrorism. In the fixed income markets, bond yields declined dramatically for the second consecutive year, providing investors with total returns well in excess of coupon income. In response to the Federal Reserve’s aggressive lowering of short-term interest rates, the biggest declines in yield occurred on bonds with maturities less than five years. The magnitude of this decline drove many municipal bond issuers into the market to refinance existing debt. This surge increased total new issue volume by 46.5% over the end of the previous fiscal year, generally leaving investors with more options to buy than money to invest. Subsequently, most taxable fixed income sectors outperformed municipal bonds during the year. Also noteworthy were the first signs that the slowing domestic economy was beginning to negatively impact municipal issuers. Most affected were states such as Hawaii, Tennessee, California, and New York, which are all dependent upon volatile sales taxes and the quickly diminishing capital gains taxes. Maintaining a very diversified portfolio has enabled the Fund to avoid any concentrated exposures to such declining credits.

■	The Fund outperformed its Lipper peer group by maintaining a slightly longer duration, or price sensitivity. Also adding to the Fund’s return was a timely shift back into health care, which was the best performing municipal bond sector this year. Over the summer, the Fund changed its benchmark index to the Lehman 3-15 Year Blend Index. The Fund made this change because the Lehman 3-15 Year Blend Index contains securities that are more comparable to those held in the Fund’s portfolio.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

■	As we head into 2002, we think the monetary and fiscal stimulus will begin to have a positive effect on the U.S. economy. As the economic backdrop improves, we feel inflation will remain in check. Such an environment should still provide bond investors with positive income returns, with little or no capital appreciation.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

Fixed Income Funds Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.) November 20, 2001

 COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary
October 31, 2001

The following graph shows the value, as of October 31, 2001, of a $10,000 investment made on February 21, 1995 (commencement of operations) in the Institutional Shares. For comparative purposes, the performance of the Fund’s former and current benchmarks (the Merrill Lynch Municipal Intermediate Index(a) with income reinvested (“Merrill Muni Index”) and the Lehman 3-15 Year Blend Index(a)) are shown. The Fund’s performance versus the Lipper Intermediate Municipal Funds Index(b) with income reinvested (“Lipper Muni Index”) is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Service Shares will vary from Institutional Shares due to differences in fees and sales loads.

National Tax-Free Intermediate Bond Fund Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested February 21, 1995 to October 31, 2001.

Average Annual Total Return through October 31, 2001	Since Inception		Five Years	One Year

Institutional Shares (commenced February 21, 1995)	5.65%		5.63%	9.62%

Service Shares (commenced December 26, 2000)
Excluding sales charges	6.78%	(d)	n/a	n/a
Including sales charges (maximum sales charge 2.00%)	4.64%	(d)	n/a	n/a

(a)	During the year ended October 31, 2001, the Fund replaced the Merrill Lynch Municipal Intermediate Index(c) with the Lehman 3-15 Year Blend Index(e) as its benchmark. The Lehman 3-15 Year Blend Index contains securities that are more comparable to those held in the Fund’s portfolio and, in the Investment Adviser’s opinion, is a more appropriate benchmark against which to measure the performance of the Fund.
(b)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees or expenses.
(c)	The Merrill Lynch Municipal Intermediate Index is comprised of investment-grade municipal securities ranging from 1 to 12 years in maturity. The Index figures do not reflect any fees or expenses.
(d)	Not annualized.
(e)	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 1 to 17 years in maturity.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – 96.5%

Alabama – 2.1%
Birmingham AL GO Bonds (Refunding Warrants Series B) (FSA) (AAA/Aaa)
$930,000	5.50%	07/01/2012	$1,043,999
Jasper AL Waterworks & Sewer Board Revenue Bonds Series A (AMBAC) (AAA/Aaa)
200,000	4.50	06/01/2012	205,638
920,000	5.15	06/01/2019	945,870
Jefferson County AL GO Bonds (Refunding warrants) (AA-/Aa3)
1,000,000	5.20	04/01/2007	1,046,370
Opelika AL Water Works Board Utility Revenue Bonds (FSA) (AAA/Aaa)
525,000	4.50	06/01/2011	546,116

			3,787,993

Arizona – 1.0%
Maricopa County AZ School District #6 GO Bonds (Washington Elementary-Professors of 1996) Series C (FGIC) (AAA/Aaa)
1,250,000	4.00	07/01/2011	1,254,300
Tempe AZ GO Bonds (AA+/Aa1)
500,000	6.60	07/01/2006	574,595

			1,828,895

Arkansas – 2.7%
Arkansas State Development Finance Authority Revenue Bonds (Refunding State Agency Facilities Health Department) Series B (AA-/NR)
395,000	4.35	07/01/2012	400,368
Arkansas State Development Finance Authority Revenue Bonds (Refunding State Agency Facilities Main Street Project) Series A (AA-/NR)
320,000	4.45	06/01/2013	324,624
305,000	4.60	06/01/2014	309,654
Arkansas State Development Finance Authority Revenue Bonds (Single Family Mortgage Backed Securities Program) Series A (GNMA/FNMA) (AAA/NR)
300,000	5.65	07/01/2011	319,269
Arkansas State Federal Highway Grant Anticipation GO Bonds Series A (AA/Aa2)
1,390,000	5.50	08/01/2006	1,533,323
Hot Springs AR Sales & Use Tax Revenue Bonds (Refunding & Improvement) (AA/NR)
2,000,000	4.25	07/01/2009	2,045,860

			4,933,098

California – 1.1%
California Statewide Community Development Authority Certificate Participation (Children’s Hospital Los Angeles) (A+/A1)
2,000,000	5.13	08/15/2019	2,054,820

Colorado – 2.8%
Colorado Health Facilities Authority Revenue Bonds (Parkview Medical Center Project) (NR/Baa1)
300,000	5.50	09/01/2006	321,579
500,000	5.75	09/01/2008	531,200
Colorado Housing Finance Authority Revenue Bonds (Single Family Program) Series D-3 (AA/Aa2)
500,000	5.15	04/01/2011	513,465
El Paso County CO School District #012 GO Bonds (Cheyenne Mountain) (NR/Aa1)
250,000	6.50	09/15/2010	283,325
El Paso County CO School District #2 GO Bonds (Harrison) (NR/A3)
250,000	6.60	12/01/2009	285,487
Weld County CO Certificates Participation (Library District) (AA/NR)
595,000	4.50	12/15/2009	610,434
425,000	4.60	12/15/2010	435,799
650,000	4.65	12/15/2011	665,256
685,000	4.80	12/15/2012	702,077
715,000	4.90	12/15/2013	732,153

			5,080,775

District of Columbia – 0.3%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.75	07/01/2011	628,504

Florida – 0.6%
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AA+/Aa2)
895,000	5.50	06/01/2009	998,015

Georgia – 3.8%
Fayette County GA School District Refunding GO Bonds (FGIC) (AAA/Aaa)
1,000,000	6.10	03/01/2003	1,032,230
George L Smith II GA World Congress Control Revenue Bonds (Domed Stadium Project) (MBIA) (AAA/Aaa)
2,000,000	6.00	07/01/2011	2,294,800
Georgia Private Colleges & University Revenue Bonds Series A (NR/A3)
1,000,000	5.25	10/01/2020	1,017,730
Georgia State GO Bonds Series B (AAA/Aaa)
850,000	6.25	04/01/2002	864,391
Georgia State GO Bonds Series D (AAA/Aaa)
1,000,000	5.50	08/01/2005	1,092,940
Gwinnett County GA School District GO Bonds Series A (AA+/Aa1)
500,000	6.00	02/01/2002	504,645

			6,806,736

Hawaii – 0.4%
Hawaii State GO Bonds (Refunding Series BV) (AA-/Aa3)
700,000	5.85	11/01/2001	700,000

Illinois – 6.3%
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)
1,000,000	6.13	01/01/2017	1,119,880
1,000,000	6.00	01/01/2018	1,108,730
1,000,000	6.00	01/01/2019	1,104,960

The accompanying notes are an integral part of these financial statements.       51

 COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – (continued)

Illinois – (continued)
Chicago IL Metropolitan Water Reclamation GO Bonds (AA+/Aa1)
$1,500,000	4.90%	12/01/2001	$1,502,850
Chicago IL Park District GO Bonds (AA/Aa3)
500,000	6.40	01/01/2004	513,385
Chicago IL Public Building Community Building Revenue Bonds Series C (FGIC) (AAA/Aaa)
500,000	5.50	02/01/2006	544,805
Cook County IL GO Bonds (Refunding Series A) (AAA/Aaa)
1,445,000	5.00	11/15/2022	1,430,145
Elgin IL GO Bonds (Refunding Series B) (NR/Aa2)
25,000	4.80	01/01/2010	26,108
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds (Prerefunded Series A) (NR/Aaa)
415,000	7.25	06/15/2005	477,221
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds (Unrefunded Series A) (NR/Aa3)
445,000	7.25	06/15/2005	510,402
Kane County IL School District #101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)
1,075,000	7.88	12/30/2007	1,324,529
Kankakee River IL Metropolitan Agency Sewer Treatment Facilities Revenue Bonds (FGIC) (AAA/Aaa)
1,665,000	5.00	05/01/2022	1,648,150

			11,311,165

Indiana – 5.0%
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
890,000	4.75	08/15/2011	899,932
1,500,000	5.25	08/15/2018	1,486,680
Indiana MSD Wabash Building Corp. Revenue Bonds (Refunding First Mortgage) (FSA) (AAA/Aaa)
500,000	6.25	07/01/2010	581,590
Merrillville IN Multi. School Building Revenue Bonds (AAA/Aaa)
2,500,000	6.65	07/01/2006	2,865,525
Plymouth IN Multi. School Building Revenue Bonds (AAA/Aaa)
1,400,000	5.75	07/01/2006	1,532,608
Wells County IN Hospital Authority Revenue Bonds (Caylor-Nickel Medical Center Inc.) (NR/NR)
1,500,000	8.75	04/15/2012	1,680,180

			9,046,515

Iowa – 1.3%
Iowa City Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
250,000	6.00	07/01/2008	255,728
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (NR/Aaa)
2,000,000	5.70	06/01/2009	2,177,920

			2,433,648

Kansas – 2.7%
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)
785,000	6.25	10/01/2010	807,529
Kansas State Department of Transportation Highway Revenue Bonds (AA+/Aa2)
760,000	6.13	09/01/2009	881,342
Olathe KS Certificate Participation Series A (AA-/A1)
250,000	4.80	09/01/2007	265,485
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
650,000	4.75	08/01/2016	661,629
530,000	4.80	08/01/2017	536,132
Seward County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
890,000	4.00	08/01/2009	906,581
835,000	4.00	08/01/2011	836,962

			4,895,660

Kentucky – 0.6%
Jefferson County KY GO Bonds Series C (AA/Aa2)
465,000	5.38	05/15/2007	506,031
460,000	5.45	05/15/2008	503,231

			1,009,262

Louisiana – 0.1%
Caddo Parish LA Parishwide School District GO Bonds (MBIA) (AAA/Aaa)
100,000	6.25	03/01/2005	110,232

Maine – 0.8%
Regional Waste System ME Solid Waste Revenue Bonds Series P (AA/NR)
1,000,000	5.25	07/01/2004	1,060,660
300,000	5.38	07/01/2005	323,403

			1,384,063

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.25	06/01/2013	10,703

Michigan – 10.5%
Coldwater MI Community Schools GO Bonds (Building & Site) (Q-SBLF) (AAA/Aaa)
625,000	4.60	05/01/2012	647,369
Detroit MI Sewage Disposal Revenue Bonds Series A (AAA/Aaa)
300,000	6.00	07/01/2004	325,113
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.00	05/01/2014	525,971
Greenville MI Public Schools GO Bonds (MBIA) (AAA/Aaa)
200,000	5.75	05/01/2007	217,572
Lake Orion MI Community School District GO Bonds Series A (FSA) (Q-SBLF) (AAA/Aaa)
2,000,000	6.00	05/01/2017	2,221,640

52      The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – (continued)

Michigan – (continued)
Marshall MI Public Schools District GO Bonds (Q-SBLF) (AAA/Aaa)
$670,000	4.60%	05/01/2013	$686,046
500,000	4.70	05/01/2014	511,140
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.40	12/01/2011	525,215
1,125,000	5.55	12/01/2013	1,169,640
1,200,000	5.65	12/01/2014	1,240,500
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.50	11/15/2010	2,738,350
Michigan State Hospital Finance Authority Revenue Bonds Series A (AA/Aa2)
1,650,000	6.13	11/15/2026	1,688,395
Michigan State Housing Development Authority Revenue Bonds Series B (AAA/Aaa)
1,500,000	4.80	12/01/2010	1,557,690
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AAA/Aaa)
750,000	5.00	05/01/2011	805,207
750,000	5.13	05/01/2012	802,973
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AAA/Aaa)
475,000	5.30	05/01/2013	510,929
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AAA/Aa1)
875,000	5.50	05/01/2014	949,664
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AAA/Aaa)
665,000	5.10	05/01/2012	710,792
Wayne Charter County MI Airport Revenue Bonds (Detroit Metropolitan Wayne County) Series A (AMT) (MBIA) (AAA/Aaa)
1,000,000	5.25	12/01/2004	1,063,120

			18,897,326

Minnesota – 2.0%
Chaska MN Electric Revenue Bonds Series A (NR/A3)
1,000,000	6.00	10/01/2020	1,068,150
Hennepin County MN GO Bonds Series B (AAA/Aaa)
785,000	4.75	12/01/2014	809,492
Minneapolis & St. Paul MN Metropolitan Airports Revenue Bonds (Community Airport) Series B (AMT) (AMBAC) (AAA/Aaa)
500,000	5.25	01/01/2014	519,365
Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)
240,000	4.40	09/01/2008	249,010
320,000	4.50	09/01/2009	332,822
Minnesota State Housing & Finance Agency Revenue Bonds (Single Family Mortgage) Series D (AA+/Aa1)
325,000	5.15	07/01/2003	334,383
Minnesota State Housing & Finance Agency Revenue Bonds Series D (AA+/Aa1)
290,000	5.35	01/01/2005	304,819

			3,618,041

Mississippi – 1.1%
Mississippi Development Bank Special Obligation Bonds (Madison County Road & Bridge Building Project) (AMBAC) (NR/Aaa)
880,000	5.00	06/01/2014	922,566
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (AAA/Aaa)
1,000,000	5.65	12/01/2009	1,111,380

			2,033,946

Missouri – 7.7%
American National Fish & Wildlife Museum District Revenue Bonds (NR/NR)
790,000	5.70	09/01/2005	810,619
Cass County MO Certificates Participation (FGIC) (AAA/Aaa)
1,035,000	4.38	04/01/2013	1,032,661
1,000,000	4.60	04/01/2015	1,000,720
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
670,000	5.30	03/01/2008	713,952
600,000	5.65	03/01/2013	633,342
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/Aa3)
500,000	6.75	05/15/2012	611,880
Missouri State Health & Educational Facility Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
500,000	4.75	02/15/2005	516,350
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)
1,220,000	6.25	12/01/2012	1,362,484
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
1,350,000	4.75	12/01/2010	1,428,475
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,850,000	4.75	12/01/2010	1,902,133

The accompanying notes are an integral part of these financial statements.       53

 COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – (continued)

Missouri – (continued)
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)
$195,000	4.85%	12/01/2006	$207,318
280,000	4.75	12/01/2011	286,062
225,000	5.50	12/01/2014	237,652
290,000	5.60	12/01/2015	304,929
St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apts) (A-/NR)
1,400,000	5.00	02/01/2029	1,451,492
St. Louis MO Airport Revenue Bonds (BBB-/Baa3)
325,000	6.25	01/01/2002	326,547
St. Peters MO GO Bonds (FGIC) (NR/Aaa)
650,000	7.20	01/01/2008	774,566
290,000	7.20	01/01/2009	350,845

			13,952,027

Nebraska – 1.0%
Douglas County NE School District No 054 GO Bonds (Ralston Public Schools) (FSA) (AAA/Aaa)
855,000	4.70	12/15/2013	881,326
935,000	5.00	12/15/2014	979,889

			1,861,215

Nevada – 0.4%
Clark County NV GO Bonds (Improvement & Refunding) (MBIA-IBC) (AAA/Aaa)
500,000	6.10	10/01/2002	506,010
Nevada Housing Division Single Family Revenue Bonds Series A-2 (AMT) (FHA) (NR/Aaa)
235,000	4.10	10/01/2004	239,444

			745,454

New Mexico – 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
50,000	6.15	09/01/2017	51,684

New York – 3.7%
New York City NY Transitional Finance Revenue Bonds Series B (AA+/Aa2)
500,000	6.00	11/15/2013	568,225
New York GO Bonds Series J (A/A2)
3,230,000	5.25	08/01/2011	3,427,999
New York State Certificate Participation (Commuter General Services Executive Dept) (AA-/A3)
690,000	4.25	03/01/2002	694,602
New York State Dorm Authority Revenue Bonds Series B (AA-/A3)
540,000	5.00	05/15/2008	578,373
New York State Energy Research & Development Revenue Bonds Series A (A/NR)
250,000	7.15	12/01/2020	262,475
New York State Urban Development Corp. Revenue Bonds (AA-/A3)
1,000,000	6.25	01/01/2007	1,125,030

			6,656,704

North Carolina – 1.3%
Cabarrus County NC Certificates Participation (Installment Financing Contract) (AA-/Aa3)
1,300,000	4.25	04/01/2008	1,345,656
Dare County NC Certificate Participation (AMBAC) (AAA/Aaa)
100,000	4.40	06/01/2009	104,449
North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
260,000	5.00	03/01/2007	270,569
275,000	5.00	09/01/2007	287,108
North Carolina Medical Care Commission Hospital Revenue Bonds (Gaston Health Care) (A+/A1)
400,000	4.50	02/15/2006	412,852

			2,420,634

North Dakota – 0.2%
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)
400,000	6.00	10/01/2020	438,992

Ohio – 1.6%
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
500,000	5.50	08/01/2008	553,215
Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.55	12/01/2020	174,382
Ohio Housing Finance Agency Mortgage Revenue Bonds (Residential Mortgage Backed Securities) Series C (GNMA) (NR/Aaa)
1,105,000	4.80	03/01/2010	1,122,359
Olentangy OH Local School District GO Bonds Series A (AA/NR)
1,000,000	6.00	12/01/2008	1,120,120

			2,970,076

Oklahoma – 2.7%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA/NR)
2,530,000	6.20	11/01/2014	2,849,590
Tulsa OK Refunding GO Bonds (AA/Aa2)
2,000,000	5.45	06/01/2008	2,060,640

			4,910,230

Oregon – 0.3%
Oregon State Housing & Community Services Department Revenue Bonds Series D (NR/Aa2)
440,000	5.55	07/01/2006	466,572

Rhode Island – 0.7%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Homeownership Opportunity 26-B) (AMT) (AA+/Aa2)
450,000	4.90	10/01/2008	469,242

54      The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – (continued)

Rhode Island – (continued)
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (NR/Aaa)
$180,000	5.70%	12/01/2012	$194,405
190,000	5.75	12/01/2013	205,174
205,000	5.80	12/01/2014	220,551
125,000	5.90	12/01/2015	134,821

			1,224,193

South Carolina – 0.3%
York County School District #1 GO Bonds Series A (MBIA SCSDE) (AAA/Aaa)
500,000	7.00	07/01/2003	538,025

South Dakota – 4.8%
Hot Springs SD School District #023-2 GO Bonds (FSA) (AAA/Aaa)
120,000	4.80	07/01/2009	126,920
South Dakota Housing Development Authority Revenue Bonds (AA-/A1)
300,000	6.00	09/01/2003	319,521
660,000	4.60	05/01/2005	680,797
300,000	4.65	05/01/2006	312,696
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1-RMKT-8/6/1998) (AAA/Aa1)
600,000	4.50	05/01/2004	613,176
780,000	4.70	05/01/2006	805,467
250,000	5.15	05/01/2011	261,898
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series D (AAA/Aa1)
975,000	4.70	05/01/2006	1,008,052
1,600,000	4.60	05/01/2009	1,634,464
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series F (Morgan Stanley Dean Witter GIC, Expire 05/01/2028) (AAA/Aa1)
400,000	5.10	05/01/2006	418,584
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series H (FHA/VA) (AAA/Aa1)
1,000,000	5.50	05/01/2014	1,054,030
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
600,000	5.00	09/01/2008	641,394
South Dakota State Health & Educational Revenue Bonds (BBB+/NR)
250,000	7.25	04/01/2022	272,037
South Dakota State Health & Educational Revenue Bonds (MBIA) (AAA/Aaa)
500,000	5.00	09/01/2004	529,490

			8,678,526

Tennessee – 1.2%
Memphis TN Water Refunding Revenue Bonds (AAA/Aaa)
1,000,000	6.00	01/01/2006	1,112,620
Nashville & Davidson County TN Metropolitan Government GO Bonds (AA/Aa2)
1,000,000	5.55	05/15/2005	1,038,600

			2,151,220

Texas – 6.7%
Bexar County TX GO Bonds (AA/Aa2)
505,000	5.63	06/15/2012	559,606
Bexar County TX Limited Tax GO Bonds (AA/Aa2)
635,000	5.63	06/15/2011	707,066
Collin County TX GO Bonds (AAA/Aaa)
1,060,000	4.55	02/15/2015	1,060,731
1,000,000	5.00	02/15/2020	1,005,090
Katy TX Independent School District GO Bonds Series A (AAA/Aaa)
540,000	4.75	02/15/2027	505,996
Keller TX Certificates Obligation (FGIC) (AAA/Aaa)
535,000	5.25	08/15/2009	587,162
330,000	5.25	08/15/2010	362,568
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.75	02/15/2018	450,219
San Antonio TX GO Bonds (AA+/Aa2)
200,000	5.20	08/01/2002	204,516
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)
1,010,000	6.00	02/01/2020	1,099,476
Tarrant County TX Refunding GO Bonds (AAA/Aaa)
400,000	4.80	07/15/2006	416,168
Texas State GO Bonds Series A (AA/Aaa)
200,000	5.65	10/01/2008	218,046
University of Texas University Revenue Bonds (Financing Systems) Series D (AAA/Aaa)
1,500,000	5.13	08/15/2010	1,609,350
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)
990,000	5.25	02/01/2013	1,056,726
2,050,000	5.25	02/01/2014	2,173,554

			12,016,274

Utah – 2.7%
Davis County UT Refunding GO Bonds (NR/Aa3)
965,000	5.50	02/01/2003	972,353
Intermountain Power Agency Revenue Bonds (Escrowed to Maturity) Series B (A+/A1)
635,000	5.25	07/01/2006	668,065
Intermountain Power Agency Revenue Bonds (Unrefunded Series B) (A+/A1)
95,000	5.10	07/01/2003	99,230
365,000	5.25	07/01/2006	386,141
Intermountain Power Agency Revenue Bonds Series B (A+/A1)
155,000	5.10	07/01/2003	162,263

The accompanying notes are an integral part of these financial statements.       55

 COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – (continued)

Utah – (continued)
Utah State GO Bonds Series B (AAA/ Aaa)
$2,500,000	4.50%	07/01/2014	$2,524,075

			4,812,127

Virginia – 2.5%
Metro. Washington DC Airports Authority Revenue Bonds (Refunding Series B) (AMT) (MBIA) (AAA/ Aaa)
500,000	5.25	10/01/2009	537,410
2,000,000	5.25	10/01/2012	2,117,460
Riverside VA Regional Jail Authority Revenue Bonds (Prerefunded) (MBIA) (AAA/ Aaa)
570,000	5.63	07/01/2007	623,096
Virginia State Housing Development Authority Revenue Bonds (Commonwealth Mortgage) Series B-Subseries B-1 (AA+/ Aa1)
150,000	5.70	07/01/2013	159,471
Virginia State Housing Development Authority Revenue Bonds (Commonwealth Mortgage) Series E-Subseries E-3 (AA+/ Aa1)
1,000,000	4.80	07/01/2009	1,044,210

			4,481,647

Washington – 5.3%
King & Snohomish Counties WA School District #417 GO Bonds Northshore (AA-/ Aa3)
750,000	5.20	06/15/2008	799,222
King County WA School District #415 GO Bonds Kent (AA-/ NR)
1,000,000	6.40	12/01/2004	1,003,100
Pierce County WA Sewer Improvements Revenue Bonds (AA-/ A1)
290,000	5.45	02/01/2008	296,107
Port Seattle WA GO Bonds Series B (AMT) (AA+/ Aa1)
1,890,000	6.00	12/01/2015	2,094,744
Seattle WA GO Bonds Series A (AAA/ Aa1)
650,000	5.30	08/01/2013	685,406
Spokane County WA School District #354 GO Bonds (A+/ A2)
120,000	5.20	12/01/2006	127,511
Tacoma WA Electric Systems Revenue Bonds (Refunding Series B) (AMBAC) (AAA/ Aaa)
500,000	6.20	01/01/2009	513,235
Washington Higher Educational Facility University of Puget Sound Revenue Bonds (A+/ A1)
500,000	5.00	10/01/2006	536,550
Washington State Certificates Participation (Convention & Trade Center) (MBIA) (AAA/ Aaa)
2,250,000	5.25	07/01/2014	2,364,075
Washington State Higher Education Facilities Authority Revenue Bonds (Refunding University of Puget Sound Project) (A+/ A1)
1,000,000	4.75	10/01/2008	1,054,710

			9,474,660

Wisconsin – 5.8%
Dodgeland WI School District GO Bonds (FGIC) (NR/ Aaa)
1,215,000	4.70	03/01/2015	1,225,558
Eau Claire WI Area School District GO Bonds (NR/ A1)
1,000,000	5.90	04/01/2006	1,078,140
Grafton WI School District GO Bonds (MBIA) (NR/ Aaa)
550,000	5.75	04/01/2013	607,552
585,000	5.75	04/01/2014	646,688
615,000	5.75	04/01/2015	673,892
450,000	5.75	04/01/2016	490,568
740,000	5.13	04/01/2018	753,513
Hartland Lakeside WI Joint School District No 3 GO Bonds (FGIC) (NR/ Aaa)
1,210,000	5.00	04/01/2016	1,244,703
Milwaukee WI Metropolitan Sewer District GO Bonds Series A (AA+/ Aa1)
1,000,000	6.13	10/01/2003	1,070,500
Oshkosh WI Area School District GO Bonds (Refunding Series B) (NR/ A1)
1,200,000	4.80	03/01/2005	1,267,380
Slinger WI School District Refunding GO Bonds (FSA) (NR/ Aaa)
535,000	4.40	04/01/2010	548,209
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds Series B (AMT) (AMBAC) (AAA/ Aaa)
575,000	5.00	11/01/2004	608,315
Wisconsin State GO Bonds Series 3 (AA/ Aa3)
200,000	5.25	11/01/2002	206,234

			10,421,252

Wyoming – 2.4%
Wyoming Community Development Authority Housing Revenue Bonds Series 2 (AMT) (AA/ Aa2)
685,000	4.75	12/01/2004	707,297
Wyoming Community Development Authority Housing Revenue Bonds Series 3 (AMT) (AA/ Aa2)
1,500,000	5.30	06/01/2018	1,521,615
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AA/ Aa2)
785,000	4.80	06/01/2009	816,808
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA/ Aa2)
530,000	5.15	12/01/2010	559,452
660,000	5.20	12/01/2011	696,597

			4,301,769

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $165,577,944)			$174,142,678

Short-Term Obligations # – 1.1%

Missouri – 0.6%
Independence MO Industrial Development Authority Revenue Bonds (Development Groves & Graceland) Series A (Dexia Credit LOC) (A1+/ NR)
$1,000,000	2.00%	11/01/2001	$1,000,000

56      The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligations # – (continued)

North Dakota – 0.5%
Grand Forks ND Health Care Facilities Revenue Bonds (The United Hospital Obligation Group) Series A (NR/VMIG1)
$900,000	2.05%	11/01/2001	$900,000

TOTAL SHORT-TERM OBLIGATIONS #
(Cost $1,900,000)			$1,900,000

Repurchase Agreement – 2.3%

State Street Bank & Trust Co.^
$4,216,000	2.40%	11/01/2001	$4,216,000

TOTAL REPURCHASE AGREEMENT
(Cost $4,216,000)			$4,216,000

TOTAL INVESTMENTS
(Cost $171,693,944)			$180,258,678

# Variable security. Coupon rate disclosed is that which is in effect at October 31, 2001.
^ Repurchase agreement was entered into on October 31, 2001 and the maturity value is $4,216,281.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
AMBAC —Insured by American Municipal Bond Assurance Corp.
AMT —Alternative Minimum Tax
FGIC —Insured by Financial Guaranty Insurance Co.
FHA —Insured by Federal Housing Administration
FHLMC —Insured by Federal Home Loan Mortgage Corp.
FNMA —Insured by Federal National Mortgage Association
FSA —Insured by Financial Security Assurance Co.
GIC —Guaranteed Investment Contract
GNMA —Insured by Government National Mortgage Association
GO —General Obligation
LOC —Letter of Credit
MBIA —Insured by Municipal Bond Investors Assurance
NR —Not Rated
Q-SBLF —Qualified School Bond Loan Fund
SCSDE —South Carolina School District Credit Enhancement Program
TCRS —Transferable Custodial Receipts
VA —Veterans Administration

The accompanying notes are an integral part of these financial statements.       57

 COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Missouri Tax-Free Intermediate Bond Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce Missouri Tax-Free Intermediate Bond Fund (the “Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of 9.43%, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions). The Service Shares (commenced December 26, 2000) had a cumulative total return, without sales charge, of 6.60% for the period ending October 31, 2001, based on NAV (assumes fee waivers and expense reductions). This compares to the Lipper Intermediate Municipal Funds Index 12-month cumulative return of 9.36%, the Lehman 3-15 Year Blend Index 12-month cumulative return of 9.98%, and the Merrill Lynch Municipal Intermediate Index 12-month cumulative return of 10.46%. Past performance is no guarantee of future results.

Portfolio Highlights

■	Fiscal year 2001 will always be remembered for the tragic events that occurred on September 11, followed by the U.S.-led campaign against terrorism. In the fixed income markets, bond yields declined dramatically for the second consecutive year, providing investors with total returns well in excess of coupon income. In response to the Federal Reserve’s aggressive lowering of short-term interest rates, the biggest declines in yield occurred on bonds with maturities less than five years. The magnitude of this decline drove many municipal bond issuers into the market to refinance existing debt. This surge increased total new issue volume by 46.5% over the end of the previous fiscal year, generally leaving investors with more options to buy than money to invest. Subsequently, most taxable fixed income sectors outperformed municipal bonds during the year. Also noteworthy were the first signs that the slowing domestic economy was beginning to negatively impact municipal issuers. Most affected were issuers dependent upon volatile sales taxes and quickly diminishing capital gains taxes. Maintaining a very diversified portfolio has enabled the Fund to avoid any concentrated exposures to such declining credits.

■	The Fund outperformed its Lipper peer group by maintaining a slightly longer duration, or price sensitivity. Also adding to the Fund’s return was a timely shift back into health care, which was the best performing municipal bond sector this year. Over the summer, the Fund changed its benchmark index to the Lehman 3-15 Year Blend Index. The Fund made this change because the Lehman 3-15 Year Blend Index contains securities that are more comparable to those held in the Fund’s portfolio.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

■	As we head into 2002, we think the monetary and fiscal stimulus will begin to have a positive effect on the U.S. economy. As the economic backdrop improves, we feel inflation will remain in check. Such an environment should still provide bond investors with positive income returns, with little or no capital appreciation.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

Fixed Income Funds Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.) November 20, 2001

 COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary
October 31, 2001

The following graph shows the value as of October 31, 2001, of a $10,000 investment made on February 21, 1995 (commencement of operations) in the Institutional Shares. For comparative purposes, the performance of the Fund’s former and current benchmarks (the Merrill Lynch Municipal Intermediate Index(a) with income reinvested (“Merrill Muni Index”) and the Lehman 3-15 Year Blend Index(a)) are shown. The Fund’s performance versus the Lipper Intermediate Municipal Funds Index(b) with income reinvested (“Lipper Muni Index”) is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Service Shares will vary from Institutional Shares due to differences in fees and sales loads.

Missouri Tax-Free Intermediate Bond Fund Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested February 21, 1995 to October 31, 2001.

Average Annual Total Return through October 31, 2001	Since Inception		Five Years	One Year

Institutional Shares (commenced February 21, 1995)	5.54%		5.63%	9.43%

Service Shares (commenced December 26, 2000)
Excluding sales charges	6.60%	(d)	n/a	n/a
Including sales charges (maximum sales charge 2.00%)	4.44%	(d)	n/a	n/a

(a)	During the year ended October 31, 2001, the Fund replaced the Merrill Lynch Municipal Intermediate Index(c) with the Lehman 3-15 Year Blend Index(e) as its benchmark. The Lehman 3-15 Year Blend Index contains securities that are more comparable to those held in the Fund’s portfolio and, in the Investment Adviser’s opinion, is a more appropriate benchmark against which to measure the performance of the Fund.
(b)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees or expenses.
(c)	The Merrill Lynch Municipal Intermediate Index is comprised of investment-grade municipal securities ranging from 1 to 12 years in maturity. The index figures do not reflect any fees or expenses.
(d)	Not annualized.
(e)	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 1 to 17 years in maturity.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – 98.0%

Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aaa)
$500,000	5.50%	11/15/2010	$547,670
500,000	6.13	11/15/2026	511,635

			1,059,305

Missouri – 95.4%
American National Fish & Wildlife Museum District Revenue Bonds (NR/NR)
500,000	5.70	09/01/2005	513,050
1,115,000	5.80	09/01/2006	1,188,568
Belton MO Capital Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)
200,000	5.00	03/01/2005	213,006
200,000	5.00	03/01/2006	214,750
Belton MO Certificates Participation Series B (MBIA) (NR/Aaa)
500,000	4.60	03/01/2010	519,705
535,000	4.65	03/01/2011	553,324
500,000	4.75	03/01/2013	511,755
Belton MO School District #124 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
790,000	6.00	03/01/2014	879,562
830,000	6.00	03/01/2015	930,248
Boone County MO Reorganized School District #R-6 Direct Deposit Program GO Bonds (AA+/NR)
250,000	5.90	03/01/2016	274,235
Branson MO Reorganized School District Revenue Bonds (AAA/Aaa)
300,000	5.50	03/01/2014	335,664
Cape Girardeau County MO Reorganized School District #R-02 Direct Deposit Program GO Bonds (AA+/NR)
425,000	4.70	03/01/2015	433,661
Cape Girardeau MO Certificate Participation (Airport Facilities Project) Series A (NR/NR)
1,000,000	6.00	04/01/2017	1,006,360
Cass County MO Certificate Participation (FGIC) (AAA/Aaa)
1,520,000	4.50	04/01/2014	1,521,094
Chesterfield MO GO Bonds (NR/Aa1)
775,000	5.25	02/15/2013	815,362
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)
140,000	5.00	08/01/2007	152,267
145,000	5.00	08/01/2008	157,705
155,000	5.00	08/01/2009	168,581
160,000	5.00	08/01/2010	174,019
170,000	5.00	08/01/2011	184,895
180,000	5.00	08/01/2012	195,772
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/Aaa)
40,000	5.00	05/15/2009	42,704
Clay County MO Public School District #53 Direct Deposit Program GO Bonds (AA+/NR)
875,000	5.60	03/01/2013	962,815
Clay County MO Reorganized School District #R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.00	03/01/2013	788,744
850,000	5.00	03/01/2014	899,725
900,000	5.00	03/01/2015	943,749
Clayton MO School District Direct Deposit Program GO Bonds (AA+/Aa2)
1,250,000	4.90	03/01/2013	1,298,075
Cole County MO Reorganized School District #2 Direct Deposit Program GO Bonds (AA+/NR)
610,000	6.00	03/01/2020	663,613
Columbia MO Certificate Participation (Stephens Lake Property) (A+/NR)
1,000,000	5.98	01/01/2007	1,086,430
Columbia MO Water & Electricity Revenue Bonds Series A (AA/A1)
800,000	5.40	10/01/2002	823,544
550,000	4.70	10/01/2010	574,700
Fulton MO 54 Transportation Corp. Highway Revenue Bonds (AMBAC) (AAA/Aaa)
1,580,000	5.00	09/01/2006	1,709,023
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
635,000	5.25	03/01/2007	676,123
600,000	5.85	03/01/2019	623,148
Independence MO School District GO Bonds (NR/A3)
500,000	6.45	03/01/2003	526,110
1,230,000	5.25	03/01/2013	1,315,411
Independence MO School District Public Building Corp. Lease Revenue Bonds (Refunding & Improvement-Energy Conservation) (AMBAC) (NR/Aaa)
890,000	5.00	03/01/2009	945,874
935,000	5.00	03/01/2010	989,398
1,050,000	5.00	03/01/2011	1,108,685
Jackson County MO Consolidated School District #2 (Refunding) (AMBAC) (AAA/Aaa)
500,000	4.80	03/15/2004	523,360
1,000,000	5.00	03/15/2006	1,046,200
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)
325,000	5.25	11/01/2014	345,475
340,000	5.35	11/01/2015	361,128
Jackson County MO School District #7 Lee’s Summit GO Bonds (NR/Aa3)
1,000,000	5.65	03/01/2009	1,036,170
Jefferson County MO Consolidated Public Watersupply District #C-1 (Waterworks Revenue Bonds Refunding & Improvement) (AMBAC) (NR/Aaa)
800,000	4.90	12/01/2012	837,896
Johnson County MO Hospital Revenue Bonds (Western MO KED Center Project) (AA/NR)
330,000	5.35	06/01/2009	353,060
425,000	5.70	06/01/2013	452,221
380,000	5.75	06/01/2014	403,192
400,000	5.80	06/01/2015	422,072

The accompanying notes are an integral part of these financial statements.       61

 COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – (continued)

Missouri – (continued)
Kansas City MO GO Bonds (Refunding Series A) (AA/Aa3)
$500,000	5.25%	09/01/2011	$540,805
Kansas City MO GO Bonds (Streetlight Project) Series A (AA/Aa3)
1,000,000	5.38	02/01/2004	1,058,590
Kansas City MO Water Revenue Bonds Series A (AA/Aa3)
1,640,000	5.75	12/01/2017	1,791,257
1,735,000	5.80	12/01/2018	1,891,983
Kansas City MO Water Revenue Bonds Series B (AA/Aa3)
270,000	5.60	12/01/2001	270,667
Lebanon MO Reorganized School District #R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.45	03/01/2014	291,514
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,335,000	5.25	07/01/2011	1,432,094
Little Blue Valley MO Sewer District Revenue Bonds (AAA/Aaa)
1,000,000	5.70	10/01/2002	1,033,660
Mehlville MO School District #R9 GO Bonds (Refunding) (MBIA) (AAA/Aaa)
1,000,000	5.10	02/15/2002	1,008,330
Missouri 210 Highway Transportation Development District Revenue Bonds Series A (Firstar Bank NA LOC, Expire 08/15/01) (A+/A1)
2,125,000	4.80	07/15/2006	2,236,010
Missouri Higher Education Student Loan Revenue Bonds Series EE (NR/Aaa)
500,000	4.50	02/15/2010	511,070
Missouri Higher Education Student Loan Revenue Bonds Series RR (NR/A2)
1,500,000	5.85	07/15/2010	1,638,630
Missouri State Board of Public Buildings Revenue Bonds (State Office Special Obligation Refunding) (AA/Aa2)
500,000	6.40	12/01/2007	501,400
Missouri State Certificate Participation (AAA/Aaa)
500,000	5.13	06/01/2017	514,355
Missouri State Certificate Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)
400,000	5.05	06/01/2016	413,196
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre PJ-A) (A-/NR)
700,000	5.75	04/01/2012	750,911
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre PJ-A) (AMBAC) (NR/Aaa)
1,430,000	5.55	04/01/2012	1,546,988
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Elec Coop Thomas Hill) (AA/A1)
250,000	5.50	12/01/2004	268,588
1,500,000	5.50	12/01/2006	1,649,250
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (AA/NR)
445,000	5.60	04/01/2011	490,528
1,500,000	6.00	04/01/2022	1,581,375
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds Series A (NR/Aaa)
150,000	5.25	07/01/2002	153,135
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Refunding (Tri-County Water Authority Project) (AA/NR)
425,000	5.50	04/01/2009	460,959
500,000	5.55	04/01/2010	539,915
280,000	5.75	04/01/2019	289,523
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (State Revolving Funds Program) (NR/Aaa)
1,020,000	4.90	07/01/2004	1,077,630
630,000	5.13	07/01/2011	684,268
1,700,000	5.20	07/01/2012	1,837,581
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,790,000	5.25	01/01/2011	1,948,415
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (State Revolving Funds Program) (NR/Aaa)
340,000	5.13	01/01/2010	365,830
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)
735,000	5.75	01/01/2009	827,448
Missouri State GO Bonds (Fourth State Building) Series A (AAA/Aaa)
1,000,000	6.00	08/01/2005	1,112,420
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa3)
150,000	6.00	05/15/2011	170,388
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
135,000	5.15	05/15/2010	146,123
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/Aa3)
2,000,000	6.75	05/15/2012	2,447,520
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (AA/NR)
1,000,000	5.85	01/01/2022	1,041,330
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hosp.) (A+/NR)
280,000	5.00	05/15/2012	290,416
750,000	5.25	05/15/2018	758,723
Missouri State Health & Educational Facility Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
515,000	4.70	02/15/2004	528,622
500,000	4.75	02/15/2005	516,350
Missouri State Health & Educational Facility Revenue Bonds (Maryville University of St. Louis PJ) (NR/Baa2)
350,000	6.50	06/15/2022	365,673

62      The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – (continued)

Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)
$300,000	5.75%	12/01/2002	$309,696
750,000	6.25	12/01/2008	841,260
1,050,000	6.25	12/01/2011	1,185,061
700,000	6.25	12/01/2012	781,753
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AAA/Aaa)
1,000,000	5.00	10/01/2010	1,056,690
1,200,000	5.25	10/01/2010	1,294,188
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
1,500,000	4.75	12/01/2010	1,587,195
Missouri State Health & Educational Facility Revenue Bonds (The Barstow School) (NR/NR)
405,000	4.75	10/01/2010	412,379
Missouri State Health & Educational Facility Revenue Bonds (The Washington University Refunding Series A) (NR/Aa1)
1,750,000	4.75	08/15/2005	1,866,917
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds (Refunding Series A) (AA/Aa2)
450,000	5.00	02/01/2015	468,207
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AA/Aa2)
875,000	5.50	02/01/2009	971,819
Missouri State Housing Development Community Mortgage Revenue Bonds (AMT-Singlefam-Homeowner Loan A-1) (GNMA/FNMA) (AAA/NR)
685,000	5.80	09/01/2011	735,649
600,000	5.90	09/01/2012	642,576
690,000	6.00	09/01/2013	742,481
Missouri State Housing Development Community Mortgage Revenue Bonds (AMT-Singlefam-Homeowner Loan A-2) (GNMA/FNMA) (AAA/NR)
310,000	5.40	03/01/2006	327,555
250,000	5.50	03/01/2007	265,830
Missouri State Housing Development Community Mortgage Revenue Bonds (AMT-Singlefam-Homeowner Loan B-2) (GNMA/FNMA) (AAA/NR)
335,000	4.55	03/01/2004	343,067
355,000	4.75	03/01/2007	368,667
350,000	5.20	03/01/2008	369,635
Missouri State Housing Development Community Mortgage Revenue Bonds (AMT-Singlefam-Homeowner Series C-2) (GNMA/FNMA) (AAA/NR)
335,000	4.90	09/01/2007	351,214
340,000	5.00	03/01/2008	356,871
Missouri State Housing Development Community Mortgage Revenue Bonds (AMT-Singlefam-Homeowner Series E-1) (GNMA/FNMA) (AAA/NR)
485,000	5.00	03/01/2012	506,665
480,000	5.00	09/01/2012	501,442
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,000,000	4.50	12/01/2008	1,028,030
1,250,000	4.65	12/01/2009	1,283,825
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeownership-B) (GNMA/FNMA) (AAA/NR)#
95,000	5.50	03/01/2006	100,754
Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (GNMA/FNMA) (AAA/NR)
190,000	4.90	03/01/2007	197,745
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (A+/Aa3)
640,000	4.75	08/15/2004	675,725
500,000	5.20	08/15/2007	525,505
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.00	06/01/2010	587,656
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.45	03/01/2014	1,077,930
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
375,000	4.25	12/01/2002	383,299
395,000	4.30	12/01/2003	409,915
515,000	5.00	12/01/2010	546,436
1,180,000	5.13	12/01/2012	1,242,457
North Kansas City MO School District Direct Deposit Program GO Bonds (AA+/Aa1)
355,000	5.05	03/01/2011	376,641
305,000	5.25	03/01/2013	323,644
465,000	5.35	03/01/2015	488,594
O’Fallon MO Certificate Participation (AMBAC) (AAA/Aaa)#
1,000,000	5.75	12/01/2004	1,089,940
Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)
220,000	4.75	12/01/2011	224,763
505,000	4.85	12/01/2012	514,060
250,000	5.30	12/01/2012	264,755
575,000	4.95	12/01/2013	584,930
190,000	5.65	12/01/2016	199,618
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
700,000	4.80	03/01/2015	715,806
740,000	4.90	03/01/2016	758,322
Poplar Bluff MO GO Bonds (AMBAC) (AAA/Aaa)
275,000	5.30	08/01/2014	293,392
220,000	5.35	08/01/2015	234,027
Richmond Heights MO CTFS Partnership Capital Improvement Projects Series A Certificate Participation (MBIA) (AAA/Aaa)
540,000	4.60	08/15/2005	571,018
575,000	4.70	02/15/2006	610,144
430,000	4.70	08/15/2006	458,152

The accompanying notes are an integral part of these financial statements.       63

 COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – (continued)

Missouri – (continued)
Ritenour MO Consolidated School District Refunding Series A (FGIC) (AAA/Aaa)
$985,000	5.75%	02/01/2006	$1,021,809
950,000	9.50	02/01/2008	1,245,080
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.85	12/01/2008	531,560
Springfield MO School District #12 Revenue Bonds Series B (FGIC) (AAA/Aaa)
620,000	9.50	03/01/2007	798,808
Springfield MO School District #R12 GO Bonds (Refunding Direct Deposit Program) Series A (AA+/NR)
775,000	4.75	03/01/2004	812,107
500,000	4.65	03/01/2006	530,275
Springfield MO Waterworks Revenue Bonds Series A (AA-/Aa2)
500,000	5.38	05/01/2014	516,910
St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)
1,000,000	5.00	02/15/2014	1,031,980
890,000	5.00	02/15/2016	912,570
St. Charles County MO Francis Howell School District GO Bonds (State Aid Direct Deposit) (AA+/NR)
1,135,000	5.10	03/01/2011	1,196,483
St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apts) (A-/NR)
1,050,000	5.00	02/01/2029	1,088,619
St. Charles County MO School District GO Bonds Series A (AMBAC) (AAA/Aaa)
150,000	5.75	03/01/2011	151,614
St. Charles MO Public Facilities Authority Leasehold Revenue Bonds (MBIA) (NR/Aaa)
1,000,000	4.80	02/01/2007	1,064,640
St. Louis County MO Certificate Partnership (AA/Aa2)
1,000,000	4.40	05/15/2011	1,027,080
St. Louis County MO GO Bonds (Crossover Refunded Series A) (AAA/Aaa)
725,000	5.00	02/01/2005	750,281
395,000	5.10	02/01/2006	409,255
St. Louis County MO GO Bonds (Unrefunded Series A) (AAA/Aaa)
775,000	5.00	02/01/2005	796,065
105,000	5.10	02/01/2006	107,799
St. Louis County MO GO Bonds Series B (AAA/Aaa)
200,000	5.25	02/01/2007	205,818
St. Louis County MO Industrial Development Authority Revenue Bonds (Eden Theological Seminary Project) (NR/NR)
355,000	5.45	10/15/2014	356,122
500,000	5.50	10/15/2018	497,800
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AAA/NR)
500,000	5.20	07/01/2007	544,320
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds Series C (AAA/Aaa)
530,000	7.90	08/15/2021	583,048
St. Louis County MO School District #2 Direct Deposit Program GO Bonds Parkway (AA+/NR)
440,000	6.50	03/01/2008	510,739
St. Louis County MO School District #R7 GO Bonds Kirkwood (AA/Aa2)
500,000	5.35	02/15/2008	520,170
350,000	5.38	02/15/2010	364,003
St. Louis County MO School District #R8 Direct Deposit Program GO Bonds (Refunding) Lindbergh (NR/Aa2)
725,000	4.95	02/15/2015	744,618
St. Louis County MO School District GO Bonds Lindbergh (NR/Aa)
715,000	6.60	02/15/2003	753,832
595,000	5.30	02/15/2009	640,672
200,000	5.40	02/15/2010	215,648
St. Louis MO Airport Revenue Bonds (BBB-/Baa3)
325,000	6.25	01/01/2002	326,547
St. Louis MO Airport Revenue Bonds (Lambert St. Louis International) Series B AMT (FGIC) (AAA/Aaa)
1,395,000	6.00	07/01/2009	1,574,397
St. Louis MO Board of Education GO Bonds Series A (FGIC State Aid Direct Deposit) (AAA/Aaa)
500,000	4.40	04/01/2007	521,725
St. Louis MO Board of Education GO Bonds Series B (FGIC State Aid Direct Deposit) (AAA/Aaa)
1,500,000	5.50	04/01/2010	1,630,395
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)
3,000,000	5.13	02/15/2012	3,192,540
St. Peters MO GO Bonds (NR/A1)
575,000	5.50	01/01/2005	589,571
1,330,000	7.20	01/01/2009	1,609,047
150,000	5.80	01/01/2010	153,882
St. Peters MO GO Bonds (FGIC) (NR/Aaa)
995,000	7.20	01/01/2008	1,185,682
Sullivan MO Consolidated School District #2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)
800,000	6.05	03/01/2020	930,448
University City MO School District GO Bonds (MBIA) (AAA/Aaa)
250,000	5.20	02/15/2002	252,152
University of Missouri Development Foundation Power Leasehold Revenue Bonds (AAA/NR)
500,000	5.75	05/01/2013	535,690
University of Missouri Systems Facilities Revenue Bonds (Refunding & Improvement) (AA+/Aa2)
1,000,000	5.00	11/01/2006	1,047,360

			135,218,759

Puerto Rico – 1.9%
Puerto Rico Municipal Finance Agency (Refunding Series B) (AAA/Aaa)
2,455,000	5.50	08/01/2018	2,639,493

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $131,913,396)			$138,917,557

64      The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligations # – 1.8%

Missouri – 1.8%
Independence MO Industrial Development Authority Revenue Bonds (Development Groves & Graceland) Series A (Dexia Credit LOC) (A1+/NR)
$2,000,000	2.00%	11/01/2001	$2,000,000
Missouri State Health & Educational Facility Revenue Bonds (St. Francis Medical Center) Series A (Dexia Credit LOC) (A1+/NR)
600,000	2.00	11/01/2001	600,000

TOTAL SHORT-TERM OBLIGATIONS#
(Cost $2,600,000)			$2,600,000

Repurchase Agreement – 0.8%

State Street Bank & Trust Co.^
$1,160,000	2.40%	11/01/2001	$1,160,000

TOTAL REPURCHASE AGREEMENT
(Cost $1,160,000)			$1,160,000

TOTAL INVESTMENTS
(Cost $135,673,396)			$142,677,557

# Variable security. Coupon rate disclosed is that which is in effect at October 31,2001.
^ Repurchase agreement was entered into on October 31, 2001 and the maturity value is $1,160,077.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
AMBAC —Insured by American Municipal Bond Assurance Corp.
AMT —Alternative Minimum Tax
CTFS —Certificates
FGIC —Insured by Financial Guaranty Insurance Co.
FNMA —Insured by Federal National Mortgage Association
FSA —Insured by Financial Security Assurance Co.
GNMA —Insured by Government National Mortgage Association
GO —General Obligation
LOC —Letter of Credit
MBIA —Insured by Municipal Bond Investors Assurance
NR —Not Rated
TCRS —Transferable Custodial Receipts

The accompanying notes are an integral part of these financial statements.       65

 COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Kansas Tax-Free Intermediate Bond Fund Overview

Dear Shareholder:

We are pleased to report on the performance of the Commerce Kansas Tax-Free Intermediate Bond Fund (the “Fund”) for the year ended October 31, 2001.

Performance Review

For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of 7.72%*, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions for part of the period). The Service Shares had a cumulative total return, without sales charge, of 7.50%* for the same time period, based on NAV (assumes fee waivers and expense reductions for part of the period). This compares to the Lipper Intermediate Municipal Funds Index 12-month cumulative return of 9.36%, the Lehman 3-15 Year Blend Index 12-month cumulative return of 9.98%, and the Merrill Lynch Municipal Intermediate Index 12-month cumulative return of 10.46%. Past performance is no guarantee of future results.

Portfolio Highlights

■	Fiscal year 2001 will always be remembered for the tragic events that occurred on September 11, followed by the U.S.-led campaign against terrorism. In the fixed income markets, bond yields declined dramatically for the second consecutive year, providing investors with total returns well in excess of coupon income. In response to the Federal Reserve’s aggressive lowering of short-term interest rates, the biggest declines in yield occurred on bonds with maturities less than five years. The magnitude of this decline drove many municipal bond issuers into the market to refinance existing debt. This surge increased total new issue volume by 46.5% over the same time period last year, generally leaving investors with more options to buy than money to invest. Subsequently, most taxable fixed income sectors outperformed municipal bonds during year. Also noteworthy were the first signs that the slowing domestic economy was beginning to negatively impact municipal issuers. Most affected were issuers dependent upon volatile sales taxes and quickly diminishing capital gains taxes. Maintaining a very diversified portfolio has enabled the Fund to avoid any concentrated exposures to such declining credits.

■	The Fund outperformed its Lipper peer group by maintaining a slightly longer duration, or price sensitivity. Also adding to the Fund’s return was a timely shift back into health care, which was the best performing sector this year. Over the summer, the Fund changed its benchmark index to the Lehman 3-15 Year Blend Index. The Fund made this change because the Lehman 3-15 Year Blend Index contains securities that are more comparable to those held in the Fund’s portfolio.

■	As we head into 2002, we think the monetary and fiscal stimulus will begin to have a positive effect on the U.S. economy. As the economic backdrop improves, we feel inflation

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

will remain in check. Such an environment should still provide bond investors with positive income returns, with little or no capital appreciation.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

Fixed Income Funds Team Commerce Investment Advisors, Inc. (a subsidiary of Commerce Bank, N.A.) November 20, 2001

*	This Fund was organized in December 2000 and does not yet have a long-term performance record as a mutual fund. The returns for periods before the inception date (12/26/00) represent the performance of the Kansas Tax-Free Bond Fund, the predecessor common trust fund that, in all material respects, had the same investment objective, policies, guidelines, and investment limitations as the Fund. The Kansas Tax-Free Fund’s total return calculations have been restated to include the estimated expenses of each share class but do not include waived fees or expenses. Total return calculations since the inception of the Kansas Tax-Free Intermediate Bond Fund include fee waivers and expense reimbursements. For the year ended October 31, 2001, the Institutional Shares of the Fund had a cumulative total return of 9.78%*, based on Net Asset Value (NAV) (assumes fee waivers and expense reductions for part of the period) and the inclusion of previous return information of the Personal Stock Fund prior to December 26, 2000. The Service Shares had a cumulative total return, without sales charge, of 9.49%* for the same time period, based on NAV (assumes fee waivers and expense reductions for part of the period).

 COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary
October 31, 2001

The following graph shows the value, as of October 31, 2001, of a $10,000 investment made on December 26, 2000 (commencement of operations) in the Institutional Shares. For comparative purposes, the performance of the Fund’s former and current benchmarks(a)
(the Merrill Lynch Municipal Intermediate Index with income reinvested (“Merrill Muni Index(b)”) and the Lehman 3-15 Year Blend Index(c)) are shown. The Fund’s performance versus the Lipper Intermediate Municipal Funds Index with income reinvested (“Lipper Muni Index(d)”) is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains and taxable distributions or the redemption of fund shares. Performance of Service Shares will vary from Institutional Shares due to differences in fees and sales loads.

Kansas Tax-Free Intermediate Bond Fund(e) Institutional Shares Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested December 26, 2000 to October 31, 2001.

Cumulative Total Return through October 31, 2001	Since Inception(f)

Institutional Shares (commenced December 26, 2000)	7.72%

Service Shares (commenced December 26, 2000)
Excluding Sales Charges	7.50%
Including Sales Charges (maximum sales charge 2.00%)	5.33%

(a)	During the year ended October 31, 2001, the Fund replaced the Merrill Lynch Municipal Intermediate Index(c) with the Lehman 3-15 Year Blend Index(f) as its benchmark. The Lehman 3-15 Year Blend Index contains securities that are more comparable to those held in the Fund’s portfolio and, in the Investment Adviser’s opinion, is a more appropriate benchmark against which to measure the performance of the Fund.
(b)	The Merrill Lynch Municipal Intermediate Index is comprised of investment-grade municipal securities ranging from 1 to 12 years in maturity. The Index figures do not reflect any fees or expenses.
(c)	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 1 to 17 years in maturity.
(d)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees or expenses.
(e)	Commencement date of operations was December 26, 2000, for all share classes.

(f)	Not annualized.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – 95.9%

Kansas – 92.4%
Atchison County KS Unified School District #409 GO Bonds (FSA) (AAA/Aaa)
$250,000	5.30%	09/01/2007	$268,528
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)
545,000	4.60	09/01/2013	557,186
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.00	12/01/2013	467,170
460,000	5.00	12/01/2014	484,928
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)
310,000	4.90	12/01/2014	323,776
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)
500,000	5.60	10/01/2019	531,100
Dodge KS Unified School District #443 GO Bonds (FSA) (AAA/Aaa)
210,000	7.00	09/01/2004	234,247
535,000	7.00	09/01/2006	625,666
Douglas County KS Unified School District #497 GO Bonds Series A (NR/Aa3)
400,000	5.00	09/01/2006	432,664
400,000	5.90	09/01/2007	421,276
Harvey County KS School District #373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.00	09/01/2015	526,541
Johnson County KS Community College Revenue Bonds (Student Commons & Parking) (MBIA) (AAA/Aaa)
410,000	4.35	11/15/2007	428,561
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aa1)
460,000	4.63	09/01/2015	465,460
Johnson County KS Unified School District #229 GO Bonds (Refunding Series A) (FGIC) (AAA/Aaa)
500,000	5.10	10/01/2002	513,830
Johnson County KS Unified School District #229 GO Bonds Series A (AA/Aa1)
480,000	4.50	10/01/2004	505,354
Johnson County KS Unified School District #231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
415,000	4.50	10/01/2012	425,226
Johnson County KS Unified School District #233 GO Bonds (Refunding Series A) (FGIC) (AAA/Aaa)
250,000	4.25	09/01/2003	258,553
Johnson County KS Unified School District #512 GO Bonds (Shawnee Mission) Series A (NR/Aa1)
325,000	6.00	10/01/2007	370,415
400,000	4.40	10/01/2012	407,380
Johnson County KS Water District #1 Revenue Bonds (Refunding) (AAA/Aa1)
545,000	4.60	12/01/2009	576,997
Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)
645,000	6.50	10/01/2015	665,311
Kansas State Department of Transportation Highway Revenue Bonds (AA+/Aa2)
800,000	5.25	09/01/2019	825,296
Kansas State Department of Transportation Highway Revenue Bonds Series A (AA+/Aa2)
340,000	5.00	09/01/2014	356,028
Kansas State Development Finance Authority Leasing Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)
500,000	5.00	10/01/2011	538,300
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A-/NR)
500,000	5.00	07/01/2014	514,790
Kansas State Development Finance Authority Revenue Bonds (Board of Regents Rehab) Series G-2 (AMBAC) (AAA/Aaa)
1,000,000	5.50	10/01/2007	1,105,270
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.00	08/01/2010	215,116
400,000	5.00	02/01/2012	422,828
Kansas State Development Finance Authority Revenue Bonds (Energy Conservation, State Building Projects) Series A (AA/A2)
400,000	4.60	04/01/2002	403,956
Kansas State Development Finance Authority Revenue Bonds (Energy Conservation, State Building Projects) Series J (AA/A2)
300,000	4.95	04/01/2004	315,324
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AAA/NR)
400,000	5.00	05/01/2012	427,736
Kansas State Development Finance Authority Revenue Bonds (Limited Tax Impact Program) Series V (A+/A2)
1,065,000	5.00	06/01/2006	1,140,764
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)
575,000	5.25	04/01/2010	619,953
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/A2)
990,000	5.25	04/01/2013	1,040,431
600,000	5.00	04/01/2016	612,156
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (NR/Aaa)
250,000	4.25	04/01/2002	252,225
500,000	4.25	04/01/2003	513,260
Kansas State Development Finance Authority Revenue Bonds (Skill Program) Series K-1 (A+/A2)
500,000	4.65	12/01/2005	532,185
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II) (AA+/Aa1)
500,000	5.50	11/01/2004	537,630
500,000	5.25	05/01/2007	545,175
500,000	5.40	05/01/2012	551,530

The accompanying notes are an integral part of these financial statements.       69

 COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)
October 31, 2001

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bond Obligations – (continued)

Kansas – (continued)
Kansas State Development Financial Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AA+/Aa1)
$955,000	5.00%	11/01/2009	$1,036,748
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (AA/Baa1)
350,000	5.75	07/01/2014	373,607
Leavenworth County KS GO Bonds Series A (AMBAC) (AAA/Aaa)
500,000	5.00	12/01/2005	534,455
Leawood KS GO Bonds (Refunding Series A) (NR/Aa1)
500,000	4.55	09/01/2006	531,530
Leawood KS GO Bonds Series A (NR/Aa1)
385,000	4.00	09/01/2008	394,228
Mc Pherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.00	08/01/2008	855,128
Merriam KS GO Bonds (Refunding Internal Improvement Series C) (FGIC) (NR/Aaa)
785,000	4.10	10/01/2007	805,685
Newton KS GO Bonds (Refunding & Improvement) (MBIA) (NR/Aaa)
335,000	4.00	09/01/2009	341,302
305,000	4.20	09/01/2011	309,404
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
500,000	5.40	10/01/2013	506,580
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)
1,000,000	6.15	12/01/2020	1,060,580
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)
725,000	4.85	05/01/2013	755,203
Riley County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
645,000	4.20	09/01/2004	670,742
470,000	4.50	09/01/2009	489,011
Saline County KS Unified School District #305 GO Bonds (Refunding & Improvement) (FSA) (NR/Aaa)
300,000	5.50	09/01/2016	327,069
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)
460,000	5.00	06/01/2013	464,448
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
1,330,000	5.80	06/01/2017	1,398,282
Sedgwick County KS GO Bonds Series A (AA+/ Aa1)
1,000,000	5.50	08/01/2004	1,076,140
455,000	4.15	08/01/2010	466,384
560,000	4.85	08/01/2018	564,721
Sedgwick County KS Public Building Revenue Bonds (Exploration Place Project) Series A (AA/Aa1)
300,000	6.00	08/01/2004	326,865
Sedgwick County KS Unified School District #261 GO Bonds (FSA) (AAA/Aaa)
490,000	6.75	11/01/2005	559,585
Sedgwick County KS Unified School District #265 GO Bonds (FSA) (AAA/Aaa)
250,000	5.75	10/01/2008	272,188
Sedgwick County KS Unified School District #267 GO Bonds (Refunding & School Improvement) (AMBAC) (AAA/Aaa)
1,000,000	5.25	11/01/2011	1,104,700
Seward County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
725,000	4.00	08/01/2010	732,431
Seward County KS Unified School District #480 GO Bonds (FSA) (NR/Aaa)
100,000	6.25	09/01/2005	111,841
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/Aa3)
500,000	4.25	09/01/2004	522,155
490,000	5.00	09/01/2008	529,915
250,000	5.25	09/01/2009	275,563
520,000	4.90	09/01/2013	541,684
Shawnee County KS GO Bonds (Refunding Series C) (FSA-CR) (AAA/Aaa)
500,000	5.40	09/01/2002	513,740
Shawnee County KS School District #437 GO Bonds (AMBAC) (AAA/Aaa)
500,000	5.00	09/01/2004	530,750
250,000	5.20	09/01/2007	261,245
Wichita KS GO Bonds Series 735 (AA/Aa2)
250,000	4.00	09/01/2009	251,125
Wichita KS GO Bonds Series 744 (AA/Aa2)
500,000	4.90	09/01/2005	522,260
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.30	09/01/2010	469,828
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.40	09/01/2011	615,960
Wyandotte County KS School District #204 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/Aaa)
300,000	6.38	09/01/2011	358,191

			$42,421,395

Puerto Rico – 3.5%
Puerto Rico Commonwealth GO Bonds (MBIA) (AAA/Aaa)
500,000	5.38	07/01/2021	520,155
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)
500,000	5.50	08/01/2018	537,575
Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)
500,000	5.50	08/01/2019	535,200

			$1,592,930

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $42,057,222)			$44,014,325

70      The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 4.9%

State Street Bank & Trust Co.^
$2,252,000	2.40%	11/01/2001	$2,252,000

TOTAL REPURCHASE AGREEMENT
(Cost $2,252,000)			$2,252,000

TOTAL INVESTMENTS
(Cost $44,309,222)			$46,266,325

# Variable security. Coupon rate disclosed is that which is in effect at October 31,2001.
^ Repurchase agreement was entered into on October 31, 2001 and the maturity value is $2,252,150.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
AMBAC —Insured by American Municipal Bond Assurance Corp.
AMT —Alternative Minimum Tax
CR —Custodial Receipt
FGIC —Insured by Financial Guaranty Insurance Co.
FSA —Insured by Financial Security Assurance Co.
GNMA —Insured by Government National Mortgage Association
GO —General Obligation
MBIA —Insured by Municipal Bond Investors Assurance
NR —Not Rated

The accompanying notes are an integral part of these financial statements.       71

 COMMERCE FUNDS

Statements of Assets and Liabilities
October 31, 2001

	Core Equity
	Fund	Growth Fund	Value Fund

Assets:

Investments in securities, at value (cost $278,521,336, $235,815,642, $114,305,963, $102,816,372, $145,063,088, $53,535,724, $710,361,662, $111,517,762, $171,693,944, $135,673,396 and $44,309,222, respectively)	$295,585,849	$227,043,697	$108,962,676
Cash, at value	67	952	1,538,914
Receivables:
Investment securities sold, at value	43,348	2,799,614	—
Dividends and interest, at value	169,710	70,439	165,003
Fund shares sold	228,206	441,775	515,166
Reimbursement from adviser	—	—	—
Other	—	929	9,533

Total assets	296,027,180	230,357,406	111,191,292

Liabilities:

Due to bank	—	—	—
Payables:
Investment securities purchased, at value	—	2,252,525	—
Fund shares redeemed	100,000	501,942	25,797
Dividends and distributions	—	—	—
Advisory fees	190,503	149,241	72,271
Administrative fees	33,021	25,868	12,530
Accrued expenses and other liabilities	138,018	95,188	47,709

Total liabilities	461,542	3,024,764	158,307

Net Assets:

Paid-in capital	278,434,169	259,472,767	118,436,664
Accumulated undistributed (distribution in excess of) net investment income (loss)	—	—	98,436
Accumulated net realized gain (loss) on investment and foreign currency related transactions	66,956	(23,368,180)	(2,158,828)
Net unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	17,064,513	(8,771,945)	(5,343,287)

NET ASSETS	$295,565,638	$227,332,642	$111,032,985

Shares Outstanding/Net Asset Value/Offering Price:

Total shares outstanding, no par value (unlimited number of shares authorized):
Institutional Shares	20,101,496	10,964,915	5,234,172
Service Shares	2,275	389,531	41,708
Institutional Shares: Net asset value and maximum public offering price per share (net assets/shares outstanding)	$14.70	$20.03	$21.05
Service Shares: Net asset value per share (net assets/shares outstanding)	$14.70	$19.80	$21.05
Maximum public offering price per share(a)	$15.23	$20.52	$21.81

(a)	For the Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, the maximum public offering price per share is calculated as (NAV per share × 1.0204). For all other Funds, the maximum public offering price per share is calculated as (NAV per share × 1.0363).

72      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

					National	Missouri	Kansas
					Tax-Free	Tax-Free	Tax-Free
				Short-Term	Intermediate	Intermediate	Intermediate
MidCap	International	Balanced		Government	Bond	Bond	Bond
Growth Fund	Equity Fund	Fund	Bond Fund	Fund	Fund	Fund	Fund(a)

$93,932,155	$110,035,780	$48,473,590	$747,401,120	$116,386,859	$180,258,678	$142,677,557	$46,266,325
813	4,110,368	—	193	138	884	852	780
—	1,321,753	380,863	—	—	—	—	—
10,930	123,494	189,156	8,401,458	1,176,474	2,771,921	1,845,111	528,814
230,674	597,936	53,201	6,626,058	4,967,581	15,000	75,000	50,000
—	—	2,271	—	4,812	8,353	9,455	10,035
309	130,832	438	616	140	60	81	806

94,174,881	116,320,163	49,099,519	762,429,445	122,536,004	183,054,896	144,608,056	46,856,760

—	—	138,446	—	—	—	—	—
—	2,569,924	—	11,009,268	2,248,299	1,730,294	2,263,044	727,553
257,259	4,844,524	325,263	2,648,667	126,789	134,703	—	—
—	—	—	2,513,792	314,649	574,197	429,434	139,939
60,749	93,381	29,867	310,230	46,626	76,821	59,733	19,258
10,537	12,644	5,547	80,660	23,577	19,974	15,526	5,007
51,689	77,813	41,655	238,927	32,176	62,641	47,928	45,563

380,234	7,598,286	540,778	16,801,544	2,792,116	2,598,630	2,815,665	937,320

119,151,459	147,479,222	54,332,530	712,726,803	115,715,170	169,579,602	134,563,281	43,951,243
—	—	145,920	(606,359)	205,018	37,922	29,928	2,448
(16,472,595)	(3,708,259)	(857,575)	(3,532,001)	(1,045,397)	2,274,008	195,021	8,646
(8,884,217)	(35,049,086)	(5,062,134)	37,039,458	4,869,097	8,564,734	7,004,161	1,957,103

$93,794,647	$108,721,877	$48,558,741	$745,627,901	$119,743,888	$180,456,266	$141,792,391	$45,919,440

4,284,383	6,369,801	2,506,354	37,758,660	6,137,044	9,164,184	7,280,743	2,370,107
105,885	30,570	97,974	65,841	100,558	954	9,459	79,310
$21.37	$16.99	$18.65	$19.71	$19.20	$19.69	$19.45	$18.75
$21.04	$16.87	$18.64	$19.73	$19.21	$19.69	$19.45	$18.75
$21.80	$17.48	$19.32	$20.45	$19.59	$20.09	$19.85	$19.13

                                                         73

 COMMERCE FUNDS

Statements of Operations
For the Year Ended October 31, 2001

	Core Equity
	Fund(a)	Growth Fund	Value Fund
Investment Income:

Interest	$145,691	$420,940	$95,630
Dividends(b)	3,008,803	1,715,156	2,044,665

Total income	3,154,494	2,136,096	2,140,295

Expenses:

Advisory fees	1,788,145	2,213,670	807,653
Administration fees	357,629	442,734	161,531
Shareowner servicing fees	200	241,769	42,848
Transfer Agent fees	34,980	181,688	47,092
Custodian fees	47,299	58,587	57,529
Registration fees	80,435	19,832	33,991
Professional fees	28,223	108,110	14,486
Trustee fees	5,432	12,387	2,780
Distribution fees — Service Shares	32	25,425	2,524
Offering expenses	66,888	—	—
Other	53,219	63,425	20,221

Total expenses	2,462,482	3,367,627	1,190,655

Less — expense reductions(c)	(48,271)	(59,116)	(23,724)

Net expenses	2,414,211	3,308,511	1,166,931

NET INVESTMENT INCOME (LOSS)	740,283	(1,172,415)	973,364

Realized and unrealized gain (loss) on investment and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	67,763	(23,368,180)	(2,121,278)
Foreign currency related transactions	—	—	—
Net change in unrealized gain (loss) on:
Investments	(61,929,488)	(102,432,016)	(12,107,309)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(61,861,725)	(125,800,196)	(14,228,587)

NET INCREASE (DECREASE ) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,121,442)	$(126,972,611)	$(13,255,223)

(a)	Commencement date of operations was December 26, 2000.
(b)	Amount is net of $34,307, $6,626, $135, and $265,839, respectively for the Core Equity, Growth, Value, and International Equity Funds in foreign withholding taxes.
(c)	Expense reductions includes waivers, custody credits and reimbursements.

74      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

					National	Missouri	Kansas
				Short-Term	Tax-Free	Tax-Free	Tax-Free
MidCap	International			Government	Intermediate	Intermediate	Intermediate
Growth Fund	Equity Fund	Balanced Fund	Bond Fund	Fund	Bond Fund	Bond Fund	Bond Fund(a)

$132,819	$150,738	$1,572,278	$40,846,692	$6,135,776	$6,926,511	$5,172,577	$1,350,527
223,819	1,841,241	418,428	—	—	—	—	—

356,638	1,991,979	1,990,706	40,846,692	6,135,776	6,926,511	5,172,577	1,350,527

1,028,726	2,064,643	716,664	2,977,228	493,255	700,009	532,970	145,061
205,745	206,464	107,500	893,170	147,977	210,004	159,878	43,518
86,634	39,888	115,523	145,834	25,797	12	334	541
123,402	83,716	81,185	123,588	60,640	38,740	35,347	14,846
56,691	294,943	55,460	102,342	65,805	78,301	71,584	41,995
17,868	18,632	18,043	115,788	25,183	44,440	34,327	17,251
34,043	34,048	19,415	79,754	19,810	22,902	16,870	5,320
5,087	4,868	3,150	14,678	2,872	2,773	2,407	865
7,952	1,636	5,715	3,070	3,253	30	175	—
—	—	—	—	—	—	—	66,888
32,232	47,065	24,189	72,127	34,820	28,190	23,907	25,784

1,598,380	2,795,903	1,146,844	4,527,579	879,412	1,125,401	877,799	362,069

(30,190)	(787,476)	(438,798)	(136,472)	(205,332)	(145,388)	(185,004)	(172,948)

1,568,190	2,008,427	708,046	4,391,107	674,080	980,013	692,795	189,121

(1,211,552)	(16,448)	1,282,660	36,455,585	5,461,696	5,946,498	4,479,782	1,161,406

(16,289,049)	(3,506,842)	(773,609)	2,195,987	324,198	2,349,857	312,763	8,667
—	(88,816)	—	—	—	—	—	—
(65,244,685)	(40,395,730)	(19,621,020)	40,535,356	5,281,454	2,564,150	3,546,358	887,269

(81,533,734)	(43,991,388)	(20,394,629)	42,731,343	5,605,652	4,914,007	3,859,121	895,936

$(82,745,286)	$(44,007,836)	$(19,111,969)	$79,186,928	$11,067,348	$10,860,505	$8,338,903	$2,057,342

                                                         75

 COMMERCE FUNDS

Statements of Changes in Net Assets
For the Year Ended October 31, 2001

	Core Equity			MidCap
	Fund(a)	Growth Fund	Value Fund	Growth Fund

From operations:

Net investment income (loss)	$740,283	$(1,172,415)	$973,364	$(1,211,552)
Net realized gain (loss) on investments and foreign currency related transactions	67,763	(23,368,180)	(2,121,278)	(16,289,049)
Net change in unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(61,929,488)	(102,432,016)	(12,107,309)	(65,244,685)

Net Increase (decrease) in net assets resulting from operations	(61,121,442)	(126,972,611)	(13,255,223)	(82,745,286)

Distributions to Shareholders:

From net investment income
Institutional Shares	(740,256)	—	(961,042)	—
Service Shares	(27)	—	(6,660)	—
In excess of net investment income
Institutional Shares	(20,598)	—	—	—
Service Shares	(1)	—	—	—
From net realized gain on investment transactions
Institutional Shares	—	(72,798,232)	(3,622,378)	(19,159,832)
Service Shares	—	(2,633,765)	(39,434)	(451,839)

Total distributions to shareholders	(760,882)	(75,431,997)	(4,629,514)	(19,611,671)

From share transactions:

Proceeds from sale of shares	407,916,692	111,275,516	57,849,380	64,675,217
Reinvestment of dividends and distributions	7,007	63,586,633	2,933,368	14,381,323
Cost of shares redeemed	(50,475,737)	(144,547,938)	(28,697,307)	(74,315,218)

Net increase (decrease) in net assets resulting from share transactions	357,447,962	30,314,211	32,085,441	4,741,322

TOTAL INCREASE (DECREASE)	295,565,638	(172,090,397)	14,200,704	(97,615,635)

Net Assets:

Beginning of period	—	399,423,039	96,832,281	191,410,282

End of period	$295,565,638	$227,332,642	$111,032,985	$93,794,647

Accumulated undistributed (distributions in excess) net investment income (loss)	$—	$—	$98,436	$—

(a)	Commencement date of operations was December 26, 2000.

76      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

				National	Missouri	Kansas
			Short-Term	Tax-Free	Tax-Free	Tax-Free
International			Government	Intermediate	Intermediate	Intermediate
Equity Fund	Balanced Fund	Bond Fund	Fund	Bond Fund	Bond Fund	Bond Fund(a)

$(16,448)	$1,282,660	$36,455,585	$5,461,696	$5,946,498	$4,479,782	$1,161,406
(3,595,658)	(773,609)	2,195,987	324,198	2,349,857	312,763	8,667
(40,395,730)	(19,621,020)	40,535,356	5,281,454	2,564,150	3,546,358	887,269

(44,007,836)	(19,111,969)	79,186,928	11,067,348	10,860,505	8,338,903	2,057,342

—	(1,440,198)	(37,027,612)	(5,339,731)	(5,946,328)	(4,477,081)	(1,154,440)
—	(39,640)	(75,248)	(68,103)	(170)	(2,701)	(6,966)
—	—	(644,662)	—	—	—	—
—	—	(1,310)	—	—	—	—
(16,155,559)	(4,946,189)	—	—	—	—	—
(76,617)	(145,221)	—	—	—	—	—

(16,232,176)	(6,571,248)	(37,748,832)	(5,407,834)	(5,946,498)	(4,479,782)	(1,161,406)

133,548,354	14,696,185	498,885,289	72,867,408	166,671,873	117,030,930	48,929,174
11,839,803	6,520,419	12,671,614	2,539,865	473,981	377,664	14,900
(143,257,461)	(45,203,988)	(134,280,495)	(43,850,451)	(32,356,598)	(17,923,342)	(3,920,570)

2,130,696	(23,987,384)	377,276,408	31,556,822	134,789,256	99,485,252	45,023,504

(58,109,316)	(49,670,601)	418,714,504	37,216,336	139,703,263	103,344,373	45,919,440

166,831,193	98,229,342	326,913,397	82,527,552	40,753,003	38,448,018	—

$108,721,877	$48,558,741	$745,627,901	$119,743,888	$180,456,266	$141,792,391	$45,919,440

$—	$145,920	$(606,359)	$205,018	$37,922	$29,928	$2,448

                                                         77

 COMMERCE FUNDS

Statements of Changes in Net Assets
For the Year Ended October 31, 2000

			MidCap
	Growth Fund	Value Fund	Growth Fund

From Operations:

Net investment income (loss)	$(1,766,177)	$572,059	$(1,526,079)
Net realized gain (loss) on investments and foreign currency related transactions	75,409,687	7,447,234	19,489,894
Net change in unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(19,737,164)	3,804,807	22,737,638

Net increase (decrease) in net assets resulting from operations	53,906,346	11,824,100	40,701,453

Distributions to Shareholders:

From net investment income
Institutional Shares	—	(493,450)	—
Service Shares	—	(4,095)	—
From net realized gain on investment transactions
Institutional Shares	(46,852,787)	—	(22,788,341)
Service Shares	(1,491,604)	—	(520,840)

Total distributions to shareholders	(48,344,391)	(497,545)	(23,309,181)

From share transactions:

Proceeds from sale of shares	150,885,692	51,231,909	97,614,735
Reinvestment of dividends and distributions	41,902,140	317,189	17,643,636
Cost of shares redeemed	(259,317,945)	(41,623,152)	(88,516,551)

Net increase (decrease) in net assets resulting from share transactions	(66,530,113)	9,925,946	26,741,820

TOTAL INCREASE (DECREASE)	(60,968,158)	21,252,501	44,134,092

Net Assets:

Beginning of year	460,391,197	75,579,780	147,276,190

End of year	$399,423,039	$96,832,281	$191,410,282

Accumulated undistributed net investment income (loss)	$—	$96,905	$—

78      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

				National	Missouri
			Short-Term	Tax-Free	Tax-Free
International			Government	Intermediate	Intermediate
Equity Fund	Balanced Fund	Bond Fund	Fund	Bond Fund	Bond Fund

$(92,131)	$2,810,558	$21,929,462	$5,627,002	$1,680,648	$1,653,426
15,935,151	5,237,028	(5,056,809)	(1,227,456)	(66,622)	(117,742)
(16,596,314)	2,810,251	1,847,350	1,121,958	1,160,051	1,044,412

(753,294)	10,857,837	18,720,003	5,521,504	2,774,077	2,580,096

(356,026)	(3,086,972)	(22,287,262)	(5,610,012)	(1,680,648)	(1,653,426)
—	(67,845)	(72,249)	(56,843)	—	—
(6,663,122)	(4,484,147)	(865,117)	—	(21,523)	(5,122)
(24,299)	(99,499)	(2,859)	—	—	—

(7,043,447)	(7,738,463)	(23,227,487)	(5,666,855)	(1,702,171)	(1,658,548)

143,672,161	24,876,803	96,152,612	39,421,882	11,059,114	9,402,653
5,221,807	7,649,664	14,419,859	3,397,113	491,168	392,946
(102,782,966)	(64,396,789)	(154,452,685)	(77,331,019)	(12,111,717)	(14,910,477)

46,111,002	(31,870,322)	(43,880,214)	(34,512,024)	(561,435)	(5,114,878)

38,314,261	(28,750,948)	(48,387,698)	(34,657,375)	510,471	(4,193,330)

128,516,932	126,980,290	375,301,095	117,184,927	40,242,532	42,641,348

$166,831,193	$98,229,342	$326,913,397	$82,527,552	$40,753,003	$38,448,018

$(4,204)	$268,975	$647,275	$64,032	$31,062	$29,926

                                                         79

 COMMERCE FUNDS

Notes to Financial Statements
October 31, 2001

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eleven portfolios (individually, a “Fund” and collectively, the “Funds”): Core Equity Fund (commencement date of operations was December 26, 2000), Growth Fund, Value Fund, MidCap Growth Fund, International Equity Fund, Balanced Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (commencement date of operations was December 26, 2000). Each of the Funds offers two classes of shares, Institutional Shares and Service Shares. Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/ dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, may be subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B. Security Transactions and Dividend Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes where applicable. Dividends for which a Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C. Premiums and Discounts on Debt Securities — The National Tax-Free Intermediate Bond, Missouri Tax- Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds amortize premiums on debt securities on the effective yield basis, and do not accrete market discounts on debt securities. The International Equity Fund accretes market discounts and amortizes premiums on a yield to maturity basis. The Core Equity, Growth, Value, MidCap Growth, Balanced, Bond and Short-Term Government Funds do not accrete market discounts or amortize premiums on long-term debt securities.

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

     The Balanced, Bond and Short-Term Government Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, original issue discounts (“OID”) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received.

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize/accrete all premiums and discounts on debt securities. The Funds currently do not amortize/accrete all such premiums and discounts. Upon adoption, the Funds will be required to record the cumulative effect of this change. The cumulative effect will impact net investment income and realized and unrealized gains and losses but will not impact net assets or net asset value. Based on securities held as of October 31, 2001, the cumulative effect would result in an approximate reduction in the cost of securities and an approximate increase in net unrealized loss of $596,748 and $134,572 for the Bond Fund and Short-Term Government Fund, respectively. The cumulative effect would be immaterial for Balanced, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds.

D. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and foreign exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies arises from changes in the value of assets and liabilities.

E. Forward Foreign Currency Exchange Contracts — The International Equity Fund may enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting gains or losses are recorded in the Fund’s financial statements. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At October 31, 2001, the Fund had no open forward foreign currency exchange contracts.

F. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

 COMMERCE FUNDS

Notes to Financial Statements (continued)
October 31, 2001

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account, at the Funds’ custodian, or designated sub-custodians.

H. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution

Fund	Declared	Paid	Declared	Paid

Core Equity, Value and Balanced	Quarterly	Quarterly	Annually	Annually

Growth, MidCap Growth and International Equity	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond,
Missouri Tax-Free Intermediate Bond and Kansas Tax-Free
Intermediate Bond	Daily	Monthly	Annually	Annually

I. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average daily net assets for the period. Service Class shareholders bear all expenses and fees relating to the Distribution Plan.

J. Offering Expenses — Offering costs are being amortized on a straight-line basis up to one year beginning with the commencement of the Core Equity and Kansas Tax-Free Intermediate Bond Funds’ operations.

K. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     As of the Trust’s most recent tax year-end (October 31, 2001) the following Funds had capital loss carryforwards for U.S. federal income tax purposes. These approximate amounts are available to be carried forward to offset future capital gains of the Funds to the extent permitted by applicable laws or regulations.

Fund	Amount	Years of Expiration

Growth	$22,916,000	2009

Value	1,882,000	2009

MidCap Growth	15,802,000	2009

International Equity	2,833,000	2009

Balanced	752,000	2009

Bond	3,532,000	2008

Short-Term Government	1,045,000	2008

     At October 31, 2001, the Funds’ aggregate cost of portfolio securities, gross unrealized gain and gross unrealized loss on investments for federal income tax purposes are as follows:

				Net
		Gross	Gross	Unrealized
Fund	Tax Cost	Unrealized Gain	Unrealized Loss	Gain (Loss)

Core Equity (Commenced December 26, 2000)	$278,522,135	$49,696,623	$32,631,909	$17,063,714

Growth	236,268,079	36,214,020	45,438,402	(9,224,382)

Value	114,582,633	6,883,706	12,503,663	5,619,957

MidCap Growth	103,487,398	7,821,079	17,376,322	(9,555,243)

International Equity	145,937,937	1,313,071	37,215,228	(35,902,157)

Balanced	53,641,106	2,543,284	7,710,800	(5,167,516)

Bond	710,361,662	39,401,059	2,361,601	37,039,458

Short-Term Government	111,517,762	5,098,474	229,377	4,869,097

National Tax-Free Intermediate Bond	171,693,944	8,564,734	—	8,564,734

Missouri Tax-Free Intermediate Bond	135,673,396	7,012,191	8,030	7,004,161

Kansas Tax-Free Intermediate Bond (Commenced December 26, 2000)	44,309,222	1,957,103	—	1,957,103

3. AGREEMENTS

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A. (the “Advisor”). Pursuant to the terms of the Advisory Agreement, the Advisor is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the

 COMMERCE FUNDS

Notes to Financial Statements (continued)
October 31, 2001

3. AGREEMENTS (continued)
Advisor is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. For the year ended October 31, 2001, the Advisor had contractually agreed to waive a portion of its advisory fee for certain funds. The contractual annual rate, effective annual rate, and waiver rates are listed on the following page.
     As authorized by the Advisory Agreement, the Advisor has entered into a Sub-Advisory Agreement with T. Rowe Price International, Inc. (the “Sub-Advisor”) whereby the Sub-Advisor manages the investment assets of the International Equity Fund. A new sub-investment advisory agreement for the Fund was approved by the shareholders of the International Equity Fund on November 20, 2000.

     As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee from the Advisor at the following annual rate:

Average Daily Net Assets	Annual Rate

First $20 million	75%

Next $30 million	60%

Over $50 million	50%

     In addition, when the International Equity Fund’s average net assets exceed $200 million, the Sub-Advisor has agreed to reset fees to 0.50% of the average daily net assets of the Fund with a transitional credit provided on assets between $184 million and $200 million; and when average daily net assets of the Fund exceed $500 million, the fees will be reset to 0.45% of all Fund assets.

     For the year ended October 31, 2001, the Advisor agreed to waive fees and/or reimburse expenses (excluding interest, taxes, service share distribution expenses and extraordinary expenses) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.13%, 1.20%, 1.72%, 0.98%, 0.88%, 0.68%, 0.70%, 0.65% and 0.65% of average net assets of the Institutional Shares of the Core Equity, Growth, Value, International Equity, Balanced, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. Such amounts are 0.25% higher for the Service Shares of the above Funds.

     Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the Trust’s administrator, pursuant to an Administration Agreement. Under the Administration Agreement, GSAM administers the Trust’s business affairs. As compensation for the services rendered under the Administration Agreement and its assumption of related expenses, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.15% of the average daily net assets of each Fund. For the year ended October 31, 2001, the Administrator has agreed to waive the administration fee to 0.13% of the average daily net assets of each Fund.

     In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.

COMMERCE FUNDS

3. AGREEMENTS (continued)
     For the period ended October 31, 2001, a summary of the Advisory fees, Administration fees, credits and associated waivers are as follows:

	Advisory Fees					Administration Fees

			Waiver			Waiver				Total
	Contractual	Effective						Expense	Custody	Expense
Fund	Annual Rate	Annual Rate	Rate		Amount	Rate	Amount	Reimbursements	Credits	Reduction

Core Equity (commenced December 26, 2000)	0.75%	0.75%	—%		$—	0.02%	$47,684	$—	$587	$48,271

Growth	0.75	0.75	—		—	0.02	59,031	—	85	59,116

Value	0.75	0.75	—		—	0.02	21,538	—	2,186	23,724

MidCap Growth	0.75	0.75	—		—	0.02	27,433	—	2,757	30,190

International Equity	1.50	0.94	0.56		759,621	0.02	27,528	—	327	787,476

Balanced	1.00	0.70	0.30		214,999	0.02	14,334	207,649	1,816	438,798

Bond	0.50	0.50	—		—	0.02	119,090	—	17,382	136,472

Short-Term Government	0.50	0.42	0.08	(a)	74,893	0.02	19,731	109,457	1,251	205,332

National Tax-Free Intermediate Bond	0.50	0.46	0.04	(a)	49,870	0.02	28,002	65,091	2,425	145,388

Missouri Tax-Free Intermediate Bond	0.50	0.45	0.05	(a)	53,705	0.02	21,319	108,197	1,783	185,004

Kansas Tax-Free Intermediate Bond (commenced December 26, 2000)	0.50	0.44	0.06	(a)	16,042	0.02	5,802	150,062	1,042	172,948

(a)	Advisory waiver rate is a blended rate. Effective April 1, 2001, Commerce Investment Advisors, Inc. elected to eliminate the Advisory fee waivers of 0.20%, 0.15% and 0.20% for the Short-Term Government, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds, respectively. Effective May 1, 2001, the Advisory fee waiver of 0.20% for the Kansas Tax-Free Intermediate Bond Fund was eliminated.

     Goldman, Sachs & Co. serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may receive a portion of the sales charge imposed on the sale of shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund, the National Tax-Free Intermediate Bond Fund, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund is 2.00%; for all other Funds’ Service Shares, the maximum sales charge is 3.50%. Goldman, Sachs & Co. has advised the Trust that it has retained approximately $5,000 on the sale of shares of the Funds for the year ended October 31, 2001.

     The Trust, on behalf of each Fund, has adopted a Distribution Plan for Service Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, payments by each Fund for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of the Fund’s Service Shares.

     Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Advisor and its affiliates (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations.

 COMMERCE FUNDS

Notes to Financial Statements (continued)
October 31, 2001

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long-term securities for the period ended October 31, 2001, were as follows:

				Sales
		Purchases	Sales and	and maturities
	Purchase of	(excluding	maturities of	(excluding
	U.S. Government	U.S. Government	U.S. Government	U.S. Government
	and agency	and agency	and agency	and agency
Fund	obligations	obligations)	obligations	obligations)

Core Equity (commenced December 26, 2000)*	$—	$359,713,562	$—	$85,950,989

Growth	—	135,078,916	—	176,227,688

Value	—	95,683,868	—	68,589,871

MidCap Growth	—	168,067,397	—	184,930,319

International Equity	—	43,293,772	—	52,540,877

Balanced	5,505,300	23,692,608	7,251,392	48,006,335

Bond*	282,276,654	308,041,689	88,551,659	86,047,400

Short-Term Government*	70,405,696	10,442,324	37,621,532	1,218,032

National Tax-Free Intermediate Bond*	—	199,770,304	—	75,046,102

Missouri Tax-Free Intermediate Bond*	—	118,285,157	—	21,531,983

Kansas Tax-Free Intermediate Bond* (commenced December 26, 2000)	—	44,717,461	—	2,605,075

*	Includes securities acquired from conversion (Note 7).

     For the year ended October 31, 2001, Goldman, Sachs & Co. earned approximately $15,000, $7,000, $8,000 and $1,000 of brokerage commissions from portfolio transactions executed on behalf of the Growth, MidCap Growth, International Equity and Balanced Funds, respectively.

5. CONCENTRATION OF RISK

Under normal conditions, the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds will invest at least 80% of their net assets in tax-exempt securities. Although they do not expect to do so, the Funds may invest up to 20% of their net assets in private activity bonds that may subject certain investors to the federal alternative minimum tax.
     In addition, the National Tax-Free Intermediate Bond Fund invests substantially all of its assets in debt securities issued by or on behalf of states, territories and possessions of the U.S. The issuers’ abilities to meet their obligations may be affected by the states’ economic and political developments. The Missouri Tax-Free Intermediate Bond Fund invests at least 65% of its assets in debt obligations of issuers located in the State of Missouri. The Kansas Tax-Free Intermediate Bond Fund invests at least 65% of its assets in debt obligations of issuers located in the State of Kansas.
     The International Equity Fund invests a portion of its assets in emerging markets. Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times, the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

COMMERCE FUNDS

6. CERTAIN RECLASSIFICATIONS

In accordance with AICPA Statement of Position 93-2, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds’ capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of foreign currency, net operating losses and organization costs.

			Accumulated
			undistributed
		Accumulated	(distribution in excess of)
		net realized	net investment
Fund	Paid-In Capital	gain (loss)	income (loss)

Core Equity (Commenced December 26, 2000)	$(19,792)	$(807)	$20,599

Growth	(1,196,534)	24,119	1,172,415

Value	4,000	131	(4,131)

MidCap Growth	(1,212,181)	629	1,211,552

International Equity	(103,263)	82,611	20,652

Balanced	(2)	(74,121)	74,123

Bond	—	(39,613)	39,613

Short-Term Government	—	(87,124)	87,124

National Tax-Free Intermediate Bond	—	(6,860)	6,860

Kansas Tax-Free Intermediate Bond (Commenced December 26, 2000)	(2,427)	(21)	2,448

 COMMERCE FUNDS

The Commerce Funds (unaudited)

     During the year ended October 31, 2001, 99.98% and 99.19%, 97.99%, of the net investment income distributions paid by the National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, respectively, were exempt-interest dividends and as such, are not subject to U.S. federal income tax. The remaining net investment income distributions were taxable ordinary income dividends.
     Pursuant to Section 852 of the Internal Revenue Code, Core Equity, Growth, Value, MidCap Growth, International Equity, and Balanced Funds designate $807, $75,407,878, $3,661,681, $19,611,042, $16,238,381, and $5,081,565 respectively, as capital gain dividends paid during the year ended October 31, 2001.
     During the year ended October 31, 2001, 27.42% and 100% of the dividends paid from net investment income by the Balanced and Value Funds, respectively, qualify for the dividends received deduction available to corporations.

COMMERCE FUNDS

7. BUSINESS COMBINATIONS

Effective February 9, 2001, the Core Equity, Short-Term Government and Kansas Tax-Free Intermediate Bond Funds acquired substantially all of the assets of the Personal Stock, Short Maturity Treasury and Kansas Tax-Free Bond Common Trust Funds, respectively, in exchange for Institutional shares of Core Equity, Short-Term Government and Kansas Tax-Free Intermediate Bond Funds, respectively. The acquisition was accomplished by a tax-free exchange of the respective shares of the Core Equity, Short-Term Government and Kansas Tax-Free Intermediate Bond Funds for the net assets of the Personal Stock, Short Maturity Treasury and Kansas Tax-Free Bond Common Trust Funds. The net assets acquired from the Personal Stock, Short Term Treasury and Kansas Tax-Free Bond Common Trust Funds amounted to $363,616,553, $27,492,167 and $35,903,065, respectively, and the acquired net assets consisted primarily of portfolio securities with net unrealized appreciation of $78,994,001, $567,222 and $1,069,834, respectively. The aggregate net assets of the Core Equity, Short-Term Government and Kansas Tax-Free Intermediate Bond Funds immediately after the acquisition were $369,569,506, $108,532,901 and $36,580,155, respectively.

     Effective February 16, 2001, the Bond, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds acquired substantially all of the assets of the Personal Bond, National Tax-Free Bond and Missouri Tax-Free Bond Common Trust Funds, respectively, in exchange for Institutional shares of Bond, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds, respectively. The acquisition was accomplished by a tax-free exchange of the respective shares of the Bond, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds for the net assets of the Personal Bond, National Tax-Free Bond and Missouri Tax-Free Bond Common Trust Funds. The net assets acquired from the Personal Bond, National Tax-Free Bond and Missouri Tax-Free Bond Common Trust Funds amounted to $356,360,521, $149,051,491 and $91,342,374, respectively, and the acquired net assets consisted primarily of portfolio securities with net unrealized appreciation of $4,750,064, $5,768,155 and $3,484,082, respectively. The aggregate net assets of the Bond, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds immediately after the acquisition were $700,720,729, $191,845,405 and $133,467,049, respectively.

 COMMERCE FUNDS

Notes to Financial Statements  (continued)
October 31, 2001

8. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Equity Fund(a)		Growth Fund

	Shares	Dollars	Shares	Dollars
For the Year Ended October 31, 2001
Institutional Shares
Shares sold	2,675,291	$328,864,804	4,518,687	$110,411,923
Shares issued in connection with conversion (Note 7)	20,496,987	78,994,001	—	—
Reinvestment of dividends and distributions	478	6,979	2,227,610	60,991,907
Shares repurchased	(3,071,260)	(50,475,737)	(5,844,320)	(142,123,897)

	20,101,496	357,410,047	901,977	29,279,933

Service Shares
Shares sold	2,273	37,887	34,682	863,593
Reinvestment of dividends and distributions	2	28	95,735	2,594,726
Shares repurchased	—	—	(102,298)	(2,424,041)

	2,275	37,915	28,119	1,034,278

NET INCREASE	20,103,771	$357,447,962	930,096	$30,314,211

For the Year Ended October 31, 2000
Institutional Shares
Shares sold	—	$—	3,823,408	$149,133,620
Reinvestment of dividends and distributions	—	—	1,091,276	40,442,987
Shares repurchased	—	—	(6,512,820)	(255,363,582)

	—	—	(1,598,136)	(65,786,975)

Service Shares
Shares sold	—	—	45,426	1,752,072
Reinvestment of dividends and distributions	—	—	39,592	1,459,153
Shares repurchased	—	—	(103,662)	(3,954,363)

	—	—	(18,644)	(743,138)

NET INCREASE (DECREASE)	—	$—	(1,616,780)	$(66,530,113)

(a)	Commencement date of operations was December 26, 2000, for all share classes.

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars
2,499,586	$57,742,244	2,268,484	$64,283,329	6,720,542	$132,224,934
—	—	—	—	—	—
126,973	2,888,814	439,244	13,932,809	515,531	11,764,412
(1,242,064)	(28,520,842)	(2,712,399)	(73,749,662)	(7,142,800)	(141,834,057)

1,384,495	32,110,216	(4,671)	4,466,476	93,273	2,155,289

4,623	107,136	13,666	391,888	79,988	1,323,420
1,955	44,554	14,334	448,514	3,318	75,391
(7,737)	(176,465)	(22,785)	(565,556)	(81,871)	(1,423,404)

(1,159)	(24,775)	5,215	274,846	1,435	(24,593)

1,383,336	$32,085,441	544	$4,741,322	94,708	$2,130,696

2,233,088	$51,079,026	2,305,178	$96,393,030	4,976,117	$142,850,262
13,898	313,283	455,291	17,132,636	183,329	5,198,056
(1,882,880)	(41,403,727)	(2,062,227)	(87,415,731)	(3,556,619)	(102,258,311)

364,106	9,988,582	698,242	26,109,935	1,602,827	45,790,007

6,519	152,883	29,138	1,221,705	27,344	821,899
174	3,906	13,711	511,000	842	23,751
(10,008)	(219,425)	(27,309)	(1,100,820)	(17,337)	(524,655)

(3,315)	(62,636)	15,540	631,885	10,849	320,995

360,791	$9,925,946	713,782	$26,741,820	1,613,676	$46,111,002

 COMMERCE FUNDS

Notes to Financial Statements  (continued)
October 31, 2001

8. SUMMARY OF SHARE TRANSACTIONS (continued)

	Balanced Fund		Bond Fund

	Shares	Dollars	Shares	Dollars
For the Year Ended October 31, 2001
Institutional Shares
Shares sold	676,796	$14,446,366	7,464,633	$494,012,582
Shares issued in connection with conversion (Note 7)	—	—	18,895,044	4,750,064
Reinvestment of dividends and distributions	286,937	6,340,471	662,641	12,602,341
Shares repurchased	(2,147,488)	(44,604,006)	(7,031,091)	(134,116,883)

	(1,183,755)	(23,817,169)	19,991,227	377,248,104

Service Shares
Shares sold	11,638	249,819	6,411	122,643
Reinvestment of dividends and distributions	8,154	179,948	3,638	69,273
Shares repurchased	(28,735)	(599,982)	(8,608)	(163,612)

	(8,943)	(170,215)	1,441	28,304

NET INCREASE (DECREASE)	(1,192,698)	$(23,987,384)	19,992,668	$377,276,408

For the Year Ended October 31, 2000
Institutional Shares
Shares sold	955,389	$24,553,849	5,263,318	$95,935,028
Reinvestment of dividends and distributions	295,726	7,489,493	787,382	14,352,775
Shares repurchased	(2,474,269)	(63,875,687)	(8,434,430)	(154,181,169)

	(1,223,154)	(31,832,345)	(2,383,730)	(43,893,366)

Service Shares
Shares sold	12,659	322,954	12,029	217,584
Reinvestment of dividends and distributions	6,329	160,171	3,679	67,084
Shares repurchased	(20,327)	(521,102)	(14,879)	(271,516)

	(1,339)	(37,977)	829	13,152

NET DECREASE	(1,224,493)	$(31,870,322)	(2,382,901)	$(43,880,214)

(a)	Commenced offering of Service Share classes on December 26, 2000.
(b)	Commencement date of operations was December 26, 2000 for all share classes.

COMMERCE FUNDS

		National Tax-Free		Missouri Tax-Free		Kansas Tax-Free
Short-Term Government Fund		Intermediate Bond Fund(a)		Intermediate Bond Fund(a)		Intermediate Bond Fund(b)

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
2,320,616	$70,628,811	911,366	$160,885,139	1,334,749	$113,367,825	624,355	$46,328,872
1,481,259	567,222	7,726,879	5,768,155	4,789,847	3,484,082	1,955,505	1,069,834
134,464	2,505,352	24,569	473,953	19,643	375,025	633	11,715
(2,300,891)	(42,953,457)	(1,674,062)	(32,356,598)	(938,704)	(17,923,342)	(210,386)	(3,866,691)

1,635,448	30,747,928	6,988,752	134,770,649	5,205,535	99,303,590	2,370,107	43,543,730

88,372	1,671,375	952	18,579	9,322	179,023	82,039	1,530,468
1,851	34,513	2	28	137	2,639	172	3,185
(47,302)	(896,994)	—	—	—	—	(2,901)	(53,879)

42,921	808,894	954	18,607	9,459	181,662	79,310	1,479,774

1,678,369	$31,556,822	6,989,706	$134,789,256	5,214,994	$99,485,252	2,449,417	$45,023,504

2,185,295	$39,254,503	604,365	$11,059,114	517,208	$9,402,653	—	$—
187,633	3,364,656	26,777	491,168	21,649	392,946	—	—
(4,303,192)	(77,150,227)	(661,373)	(12,111,717)	(823,736)	(14,910,477)	—	—

(1,930,264)	(34,531,068)	(30,231)	(561,435)	(284,879)	(5,114,878)	—	—

9,326	167,379	—	—	—	—	—	—
1,809	32,457	—	—	—	—	—	—
(10,075)	(180,792)	—	—	—	—	—	—

1,060	19,044	—	—	—	—	—	—

(1,929,204)	$(34,512,024)	(30,231)	$(561,435)	(284,879)	$(5,114,878)	—	$—

 COMMERCE FUNDS

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset	Net					In excess
	value,	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	income	gains	distributions

CORE EQUITY FUND

For the Period Ended October 31, 2001
Institutional Shares (commenced December 26, 2000)	$18.00	$0.04	(b)	$(3.29)	$(3.25)	$(0.04)	$(0.01)	$—	$(0.05)
Service Shares (commenced December 26, 2000)	18.00	—	(b)	(3.30)	(3.30)	—	—	—	—

GROWTH FUND

For the Year Ended October 31, 2001
Institutional Shares	$38.33	$(0.10	) (b)	$(10.93)	$(11.03)	$—	$—	$(7.27)	$(7.27)
Service Shares	38.04	(0.15	) (b)	(10.82)	(10.97)	—	—	(7.27)	(7.27)

For the Year Ended October 31, 2000
Institutional Shares	38.24	(0.14	) (b)	4.17	4.03	—	—	(3.94)	(3.94)
Service Shares	38.07	(0.24	) (b)	4.15	3.91	—	—	(3.94)	(3.94)

For the Year Ended October 31, 1999
Institutional Shares	37.37	(0.05)		6.40	6.35	(0.01)	—	(5.47)	(5.48)
Service Shares	37.29	(0.12)		6.37	6.25	—	—	(5.47)	(5.47)

For the Year Ended October 31, 1998
Institutional Shares	34.54	0.07		5.06	5.13	(0.06)	—	(2.24)	(2.30)
Service Shares	34.50	(0.01)		5.05	5.04	(0.01)	—	(2.24)	(2.25)

For the Year Ended October 31, 1997
Institutional Shares	28.95	0.19		7.51	7.70	(0.19)	—	(1.92)	(2.11)
Service Shares (commenced January 2, 1997)	28.26	0.09		6.25	6.34	(0.10)	—	—	(0.10)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Calculated based on average shares outstanding methodology.

(c)	Annualized.

94      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no
							expense reductions

		Net assets			Ratio of				Ratio of
Net asset		at end of	Ratio of		net investment		Ratio of		net investment		Portfolio
value, end	Total	period	net expenses to		income (loss) to		expenses to		income (loss) to		turnover
of period	return(a)	(in 000s)	average net assets		average net assets		average net assets		average net assets		rate

$14.70	(18.13)%	$295,532	1.01	%(c)	0.31	%(c)	1.03	%(c)	0.29	%(c)	32%
14.70	(18.25)	34	1.23	(c)	(0.02	)(c)	1.25	(c)	(0.04	)(c)	32

$20.03	(33.85)%	$219,622	1.11%		(0.39)%		1.13%		(0.41)%		47%
19.80	(34.00)	7,711	1.36		(0.60)		1.38		(0.62)		47

38.33	10.88	385,676	1.06		(0.37)		1.07		(0.36)		50
38.04	10.59	13,747	1.31		(0.62)		1.32		(0.61)		50

38.24	18.24	445,923	1.08		(0.12)		1.08		(0.12)		35
38.07	17.97	14,468	1.33		(0.36)		1.33		(0.36)		35

37.37	15.38	409,797	1.08		0.20		1.08		0.20		53
37.29	15.10	8,965	1.33		(0.06)		1.33		(0.06)		53

34.54	28.12	343,773	1.11		0.60		1.11		0.60		32
34.50	22.47	5,758	1.36	(c)	0.35	(c)	1.36	(c)	0.35	(c)	32

 COMMERCE FUNDS

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset	Net
	value,	investment		Net realized	Total from	From net	From net
	beginning	income		and unrealized	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	gains	distribution

VALUE FUND

For the Year Ended October 31, 2001
Institutional Shares	$24.88	$0.21	(b)	$(2.91)	$(2.70)	$(0.21)	$(0.92)	$(1.13)
Service Shares	24.88	0.16	(b)	(2.92)	(2.76)	(0.15)	(0.92)	(1.07)

For the Year Ended October 31, 2000
Institutional Shares	21.40	0.18	(b)	3.45	3.63	(0.15)	—	(0.15)
Service Shares	21.41	0.12	(b)	3.45	3.57	(0.10)	—	(0.10)

For the Year Ended October 31, 1999
Institutional Shares	21.72	0.15		(0.09)	0.06	(0.15)	(0.23)	(0.38)
Service Shares	21.73	0.11		(0.11)	—	(0.09)	(0.23)	(0.32)

For the Year Ended October 31, 1998
Institutional Shares	21.82	0.18		(0.05)	0.13	(0.19)	(0.04)	(0.23)
Service Shares	21.81	0.16		(0.09)	0.07	(0.11)	(0.04)	(0.15)

For the Period Ended October 31, 1997
Institutional Shares (commenced March 3, 1997)	18.00	0.15		3.80	3.95	(0.13)	—	(0.13)
Service Shares (commenced March 3, 1997)	18.00	0.12		3.80	3.92	(0.11)	—	(0.11)

MIDCAP GROWTH FUND

For the Year Ended October 31, 2001
Institutional Shares	$43.62	$(0.25	) (b)	$(17.57)	$(17.82)	$—	$(4.43)	$(4.43)
Service Shares	43.11	(0.32	) (b)	(17.32)	(17.64)	—	(4.43)	(4.43)

For the Year Ended October 31, 2000
Institutional Shares	40.07	(0.34	) (b)	9.91	9.57	—	(6.02)	(6.02)
Service Shares	39.75	(0.44	) (b)	9.82	9.38	—	(6.02)	(6.02)

For the Year Ended October 31, 1999
Institutional Shares	32.57	(0.23	) (b)	9.34	9.11	—	(1.61)	(1.61)
Service Shares	32.40	(0.31	) (b)	9.27	8.96	—	(1.61)	(1.61)

For the Year Ended October 31, 1998
Institutional Shares	33.02	(0.13)		1.48	1.35	—	(1.80)	(1.80)
Service Shares	32.94	(0.16)		1.42	1.26	—	(1.80)	(1.80)

For the Year Ended October 31, 1997
Institutional Shares	28.06	(0.13)		5.38	5.25	—	(0.29)	(0.29)
Service Shares (commenced January 2, 1997)	28.64	(0.11)		4.41	4.30	—	—	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Calculated based on average shares outstanding methodology.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no
							expense reductions

		Net assets			Ratio of				Ratio of
Net asset		at end of	Ratio of		net investment		Ratio of		net investment		Portfolio
value, end	Total	period	net expenses to		income (loss) to		expenses to		income (loss) to		turnover
of period	return(a)	(in 000s)	average net assets		average net assets		average net assets		average net assets		rate

$21.05	(11.16)%	$110,155	1.08%		0.91%		1.10%		0.89%		65%
21.05	(11.39)	878	1.33		0.67		1.35		0.65		65

24.88	17.06	95,765	1.13		0.78		1.14		0.77		88
24.88	16.72	1,067	1.38		0.52		1.40		0.51		88

21.40	0.29	74,591	1.15		0.67		1.15		0.67		64
21.41	0.02	989	1.40		0.42		1.40		0.42		64

21.72	0.53	92,625	1.16		0.82		1.16		0.82		55
21.73	0.30	1,365	1.41		0.60		1.41		0.60		55

21.82	22.00	45,173	1.20	(c)	1.30	(c)	2.02	(c)	0.48	(c)	5
21.81	21.81	2,588	1.45	(c)	1.02	(c)	2.27	(c)	0.20	(c)	5

$21.37	(44.12)%	$91,567	1.14%		(0.88)%		1.16%		(0.90)%		124%
21.04	(44.24)	2,228	1.39		(1.13)		1.41		(1.15)		124

43.62	26.19	187,070	1.14		(0.80)		1.15		(0.79)		112
43.11	25.88	4,340	1.39		(1.05)		1.40		(1.04)		112

40.07	28.96	143,892	1.14		(0.63)		1.14		(0.63)		98
39.75	28.63	3,384	1.39		(0.86)		1.39		(0.86)		98

32.57	3.96	139,035	1.16		(0.58)		1.16		(0.58)		76
32.40	3.68	1,236	1.41		(0.82)		1.41		(0.82)		76

33.02	18.88	112,442	1.23		(0.61)		1.23		(0.61)		89
32.94	15.01	658	1.48	(c)	(0.95	)(c)	1.48	(c)	(0.95	)(c)	89

 COMMERCE FUNDS

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset	Net
	value,	investment		Net realized	Total from	From net	From net
	beginning	income		and unrealized	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	gains	distributions

INTERNATIONAL EQUITY FUND

For the Year Ended October 31, 2001
Institutional Shares	$26.46	$—	(b)	$(6.84)	$(6.84)	$—	$(2.63)	$(2.63)
Service Shares	26.37	(0.06	) (b)	(6.81)	(6.87)	—	(2.63)	(2.63)

For the Year Ended October 31, 2000
Institutional Shares	27.39	(0.01	) (b)	0.43	0.42	(0.06)	1.29	(1.35)
Service Shares	27.30	(0.08	) (b)	0.44	0.36	—	(1.29)	(1.29)

For the Year Ended October 31, 1999
Institutional Shares	23.00	0.09		4.40	4.49	(0.10)	—	(0.10)
Service Shares	22.92	0.10		4.34	4.44	(0.06)	—	(0.06)

For the Year Ended October 31, 1998
Institutional Shares	22.10	0.10		1.45	1.55	(0.08)	(0.57)	(0.65)
Service Shares	22.06	0.05		1.44	1.49	(0.06)	(0.57)	(0.63)

For the Year Ended October 31, 1997
Institutional Shares	20.96	0.06		1.42	1.48	(0.10)	(0.24)	(0.34)
Service Shares (commenced January 2, 1997)	21.70	0.01		0.35	0.36	—	—	—

BALANCED FUND

For the Year Ended October 31, 2001
Institutional Shares	$25.87	$0.38	(b)	$(4.47)	$(4.09)	$(1.78)	$(1.35)	$(3.13)
Service Shares	25.85	0.33	(b)	(4.46)	(4.13)	(1.73)	(1.35)	(3.08)

For the Year Ended October 31, 2000
Institutional Shares	25.29	0.62	(b)	1.57	2.19	(0.69)	(0.92)	(1.61)
Service Shares	25.27	0.55	(b)	1.57	2.12	(0.62)	(0.92)	(1.54)

For the Year Ended October 31, 1999
Institutional Shares	27.04	0.70		1.22	1.92	(0.69)	(2.98)	(3.67)
Service Shares	27.01	0.64		1.22	1.86	(0.62)	(2.98)	(3.60)

For the Year Ended October 31, 1998
Institutional Shares	26.67	0.59		1.67	2.26	(0.59)	(1.30)	(1.89)
Service Shares	26.66	0.53		1.65	2.18	(0.53)	(1.30)	(1.83)

For the Year Ended October 31, 1997
Institutional Shares	24.00	0.59		3.93	4.52	(0.59)	(1.26)	(1.85)
Service Shares (commenced January 2, 1997)	23.25	0.40		3.42	3.82	(0.41)	—	(0.41)

(a)	Assumes investment of the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Annualized.

98      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

					Ratios assuming no
					expense reductions

		Net assets,		Ratio of	Ratio of	Ratio of
Net asset		at end of	Ratio of	net investment	expenses to	net investment		Portfolio
value, end	Total	period	net expenses to	income (loss) to	average	income (loss) to		turnover
of period	return(a)	(in 000s)	average net assets	average net assets	net assets	average net assets		rate

$16.99	(28.40)%	$108,206	1.47%	(0.01)%	2.05%	(0.59)%		33%
16.87	(28.63)	516	1.72	(0.30)	2.30	(0.88)		33

26.46	1.24	166,063	1.35	(0.05)	1.92	(0.60)		47
26.37	1.03	768	1.60	(0.29)	2.17	(0.84)		47

27.39	19.58	128,018	1.53	0.40	2.08	(0.13)		32
27.30	19.39	499	1.78	0.33	2.33	(0.20)		32

23.00	7.16	101,161	1.62	0.46	2.14	(0.06)		22
22.29	6.88	379	1.87	0.19	2.39	(0.33)		22

22.10	7.15	78,273	1.72	0.35	2.23	(0.16)		22
22.06	1.66	231	1.97 (c)	0.14 (c)	2.48 (c)	(0.37	)(c)	22

$18.65	(21.96)%	$46,733	0.98%	1.80%	1.59%	1.19%		42%
18.64	(22.15)	1,826	1.23	1.54	1.84	0.93		42

25.87	8.93	95,466	1.03	2.40	1.49	1.94		53
25.85	8.67	2,763	1.28	2.13	1.74	1.67		53

25.29	7.60	124,245	1.13	2.71	1.49	2.35		11
25.27	7.38	2,735	1.38	2.47	1.74	2.11		11

27.04	8.68	123,717	1.13	2.20	1.49	1.84		68
27.01	8.36	2,594	1.38	1.99	1.74	1.63		68

26.67	19.92	105,782	1.13	2.44	1.53	2.04		31
26.66	16.53	1,219	1.38 (c)	2.13 (c)	1.78 (c)	1.73	(c)	31

 COMMERCE FUNDS

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset						In excess
	value,	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions

BOND FUND

For the Year Ended October 31, 2001
Institutional Shares	$18.33	$1.17	(b)	$1.44	$2.61	$(1.21)	$(0.02)	$—	$(1.23)
Service Shares	18.35	1.11	(b)	1.46	2.57	(1.17)	(0.02)	—	(1.19)

For the Year Ended October 31, 2000
Institutional Shares	18.57	1.16	(b)	(0.17)	0.99	(1.19)	—	(0.04)	(1.23)
Service Shares	18.57	1.11	(b)	(0.15)	0.96	(1.14)	—	(0.04)	1.18

For the Year Ended October 31, 1999
Institutional Shares	19.84	1.16		(1.04)	0.12	(1.16)	—	(0.23)	(1.39)
Service Shares	19.85	1.11		(1.05)	0.06	(1.11)	—	(0.23)	(1.34)

For the Year Ended October 31, 1998
Institutional Shares	19.43	1.15		0.41	1.56	(1.15)	—	—	(1.15)
Service Shares	19.43	1.11		0.42	1.53	(1.11)	—	—	(1.11)

For the Year Ended October 31, 1997
Institutional Shares	19.07	1.17		0.39	1.56	(1.18)	—	(0.02)	(1.20)
Service Shares (commenced January 2, 1997)	19.00	0.94		0.43	1.37	(0.94)	—	—	(0.94)

SHORT-TERM GOVERNMENT FUND

For the Year Ended October 31, 2001
Institutional Shares	$18.10	$1.03	(b)	$1.10	$2.13	$(1.03)	$—	$—	$(1.03)
Service Shares	18.11	0.98	(b)	1.10	2.08	(0.98)	—	—	(0.98)

For the Year Ended October 31, 2000
Institutional Shares	18.06	1.03	(b)	0.04	1.07	(1.03)	—	—	(1.03)
Service Shares	18.07	0.98	(b)	0.05	1.03	(0.99)	—	—	(0.99)

For the Year Ended October 31, 1999
Institutional Shares	18.78	1.04		(0.71)	0.33	(1.04)	—	(0.01)	(1.05)
Service Shares	18.79	1.00		(0.72)	0.28	(.99)	—	(0.01)	(1.00)

For the Year Ended October 31, 1998
Institutional Shares	18.47	1.10		0.32	1.42	(1.11)	—	—	(1.11)
Service Shares	18.48	1.06		0.31	1.37	(1.06)	—	—	(1.06)

For the Year Ended October 31, 1997
Institutional Shares	18.43	1.11		0.04	1.15	(1.11)	—	—	(1.11)
Service Shares (commenced January 2, 1997)	18.37	0.92		0.11	1.03	(0.92)	—	—	(0.92)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Annualized.

100      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
			Ratio of	net		net
		Net assets	net	investment	Ratio of	investment
Net asset		at end of	expenses to	income to	expenses to	income to	Portfolio
value, end	Total	period	average net	average net	average	average net	turnover
of period	return(a)	(in 000s)	assets	assets	net assets	assets	rate

$19.71	14.70%	$744,329	0.73%	6.12%	0.75%	6.10%	30%
19.73	14.41	1,299	0.98	5.86	1.00	5.84	30

18.33	5.59	325,732	0.81	6.38	0.81	6.38	26
18.35	5.44	1,181	1.06	6.10	1.06	6.10	26

18.57	0.59	374,121	0.81	6.05	0.81	6.05	16
18.57	0.29	1,180	1.06	5.80	1.06	5.80	16

19.84	8.27	305,396	0.83	5.86	0.83	5.86	30
19.85	8.05	1,059	1.08	5.59	1.08	5.59	30

19.43	8.50	217,803	0.85	6.14	0.85	6.14	19
19.43	7.48	739	1.10 (c)	5.67 (c)	1.10 (c)	5.67 (c)	19

$19.20	12.07%	$117,813	0.68%	5.54%	0.89%	5.33%	40%
19.21	11.79	1,931	0.93	5.26	1.14	5.05	40

18.10	6.15	81,484	0.68	5.72	0.92	5.48	39
18.11	5.89	1,043	0.93	5.47	1.17	5.23	39

18.06	1.83	116,163	0.68	5.65	0.92	5.41	10
18.07	1.57	1,022	0.93	5.46	1.17	5.22	10

18.78	7.94	69,538	0.68	5.90	1.04	5.55	48
18.79	7.67	968	0.93	5.63	1.29	5.28	48

18.47	6.45	48,840	0.68	6.04	1.11	5.61	36
18.48	5.81	450	0.93 (c)	5.64 (c)	1.36 (c)	5.21 (c)	36

 COMMERCE FUNDS

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	gains	distributions

NATIONAL TAX-FREE INTERMEDIATE BOND FUND

For the Year Ended October 31, 2001
Institutional Shares	$18.73	$0.81	(b)	$0.96	$1.77	$(0.81)	$—	$(0.81)
Service Shares (commenced December 26, 2000)	19.08	0.66	(b)	0.61	1.27	(0.66)	—	(0.66)

For the Year Ended October 31, 2000
Institutional Shares	18.24	0.78	(b)	0.51	1.29	(0.79)	(0.01)	(0.80)

For the Year Ended October 31, 1999
Institutional Shares	19.33	0.74		(0.93)	(0.19)	(0.74)	(0.16)	(0.90)

For the Year Ended October 31, 1998
Institutional Shares	18.85	0.74		0.48	1.22	(0.74)	—	(0.74)

For the Year Ended October 31, 1997
Institutional Shares	18.46	0.72		0.39	1.11	(0.72)	—	(0.72)

MISSOURI TAX-FREE INTERMEDIATE BOND FUND

For the Year Ended October 31, 2001
Institutional Shares	$18.53	$0.80	(b)	$0.92	$1.72	$(0.80)	$—	$(0.80)
Service Shares (commenced December 26, 2000)	18.87	0.65	(b)	0.58	1.23	(0.65)	—	(0.65)

For the Year Ended October 31, 2000
Institutional Shares	18.07	0.78	(b)	0.46	1.24	(0.78)	—	(0.78)

For the Year Ended October 31, 1999
Institutional Shares	19.07	0.73		(0.90)	(0.17)	(0.73)	(0.10)	(0.83)

For the Year Ended October 31, 1998
Institutional Shares	18.61	0.74		0.47	1.21	(0.74)	(0.01)	(0.75)

For the Year Ended October 31, 1997
Institutional Shares	18.26	0.76		0.37	1.13	(0.76)	(0.02)	(0.78)

KANSAS TAX-FREE INTERMEDIATE BOND FUND

For the Period Ended October 31, 2001
Institutional Shares (commenced December 26, 2000)	$18.00	$0.62	(b)	$0.75	$1.37	$(0.62)	$—	$(0.62)
Service Shares (commenced December 26, 2000)	18.00	0.58	(b)	0.75	1.33	(0.58)	—	(0.58)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of fund shares.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Annualized.

102      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no
							expense reductions

		Net assets			Ratio of		Ratio of		Ratio of
Net asset		at end of	Ratio of		net investment		expenses to		net investment		Portfolio
value, end	Total	period	net expenses to		income to		average		income to		turnover
of period	return(a)	(in 000s)	average net assets		average net assets		net assets		average net assets		rate

$19.69	9.62%	$180,437	0.70%		4.25%		0.81%		4.14%		55%
19.69	6.78	19	0.95	(c)	3.26	(c)	1.06	(c)	3.15	(c)	55

18.73	7.17	40,753	0.70		4.23		0.94		3.99		56

18.24	(1.08)	40,243	0.70		3.90		0.93		3.67		35

19.33	6.59	33,528	0.74		3.87		1.04		3.57		41

18.85	6.16	25,281	0.85		3.89		1.15		3.59		6

$19.45	9.43%	$141,608	0.65%		4.20%		0.82%		4.03%		21%
19.45	6.60	184	0.90	(c)	3.27	(c)	1.07	(c)	3.10	(c)	21

18.53	7.05	38,448	0.65		4.29		0.95		4.09		29

18.07	(0.95)	42,641	0.65		3.91		0.92		3.64		21

19.07	6.65	34,051	0.65		3.93		1.03		3.55		34

18.61	6.31	24,434	0.65		4.14		1.21		3.58		13

$18.75	7.72%	$44,432	0.65	%(c)	4.01	%(c)	1.11	%(c)	3.55	%(c)	10%
18.75	7.50	1,487	0.90	(c)	3.22	(c)	1.36	(c)	2.76	(c)	10

 COMMERCE FUNDS

Independent Auditors’ Report

To the Board of Trustees and Shareholders of
The Commerce Funds:

We have audited the accompanying statements of assets and liabilities of Core Equity Fund, Growth Fund, Value Fund, MidCap Growth Fund, International Equity Fund, Balanced Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, portfolios of The Commerce Funds, (collectively, The Commerce Funds), including the statements of investments, as of October 31, 2001 and the related statements of operations for the year or period ended October 31, 2001, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2001 and the financial highlights for each of the years in the five-year period ended October 31, 2001. These financial statements and financial highlights are the responsibility of The Commerce Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2001, and the results of their operations, changes in their net assets and financial highlights for each of the periods indicated herein in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

December 14, 2001

The Commerce Funds

Trustees

J. Eric Helsing, *Chairman*

Randall D. Barron

David L. Bodde

John J. Holland

Warren W. Weaver

Officers

Warren W. Weaver, *President*

James A. McNamara, *Vice President*

Larry Franklin, *Vice President*

William Schuetter, *Vice President*

John M. Perlowski, *Vice President*

Randall D. Barron, *Treasurer*

Peter W. Fortner, *Assistant Treasurer*

Philip V. Giuca Jr., *Assistant Treasurer*

W. Bruce McConnel III, *Secretary*

Diana E. McCarthy, *Assistant Secretary*

Amy Belanger, *Assistant Secretary*

Howard B. Surloff, *Assistant Secretary*

This Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

Shares of the Funds are not deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Commerce Bank, N.A., its parent, or affiliates, and the shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Funds involves investment risks including the possible loss of the principal amount invested. The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

INVESTMENT ADVISER
Commerce Investment Advisors, Inc.

INVESTMENT SUB-ADVISER, INTERNATIONAL EQUITY FUND
T. Rowe Price International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
National Financial Data Services, Inc.
330 W. 9th
3rd Floor
Kansas City, Missouri 64105

DISTRIBUTOR
Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

ADMINISTRATOR
Goldman Sachs Asset Management
32 Old Slip
New York, New York 10005

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, Massachusetts 02110

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

commerce funds

1000 Walnut Street
Eighth Floor
Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

CB 5041
12/31/01